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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2013

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

Nasdaq: A: IANAX ¡ AX: VIRAX ¡

B: IANBX C: IANCX ¡ CX: VIRCX ¡

R: IANRX RX: VIRRX ¡ Y: IANYX ¡

R5: IANIX R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund

Nasdaq: A: AFTAX ¡ AX: VRCAX ¡

B: AFTBX C: AFTCX ¡ CX: VRCCX ¡

R: ATFRX RX: VRCRX ¡ Y: AFTYX ¡

R5: AFTSX R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund

Nasdaq: A: TNAAX ¡ AX: VREAX ¡

B: TNABX C: TNACX ¡ CX: VRECX ¡

R: TNARX RX: VRERX ¡ Y: TNAYX ¡

R5: TNAIX R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund

Nasdaq: A: TNDAX ¡ AX: VRGAX ¡

B: TNDBX C: TNDCX ¡ CX: VRGCX ¡

R: TNDRX RX: VRGRX ¡ Y: TNDYX ¡

R5: TNDIX R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund

Nasdaq: A: TNEAX ¡ AX: VRIAX ¡

B: TNEBX C: TNECX ¡ CX: VRICX ¡

R: TNERX RX: VRIRX ¡ Y: TNEYX ¡

R5: TNEIX R6: TNEFX

2	Fund Performance

12	Letters to Shareholders

13	Schedule of Investments

16	Financial Statements

21	Notes to Financial Statements

31	Financial Highlights

36	Fund Expenses

39	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.87%
Class AX Shares	-1.88
Class B Shares	-2.23
Class C Shares	-2.23
Class CX Shares	-2.23
Class R Shares	-1.99
Class RX Shares	-1.99
Class Y Shares	-1.76
Class R5 Shares	-1.76
Class R6 Shares	-1.76
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	7.13
Custom Balanced-Risk Retirement Now Index■ (Style-Specific Index)	2.45
Lipper Mixed-Asset Target Today Index[t] (Peer Group Index)*	0.24
Lipper Mixed-Asset Target Allocation Conservative Funds Index[t] (Former Peer Group Index)*	1.69

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; tLipper Inc.

*	The Fund has elected to use the Lipper Mixed-Asset Target Today Index to represent its peer group benchmark rather than the Lipper Mixed-Asset Target Allocation Conservative Funds Index because the Lipper Mixed-Asset Target Today Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style-specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index ND, the JP Morgan Global Government Bond Index and the three-month US Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index ND, the Barclays U.S. Aggregate Index and the three-month US Treasury bill. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect Fund’s objective.

    The Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of Mixed-Asset Target Today funds tracked by Lipper.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	1.54%
5 Years	2.07
1 Year	-4.21

Class AX Shares
Inception	1.52%
5 Years	2.05
1 Year	-4.22

Class B Shares
Inception (1/31/07)	1.66%
5 Years	2.09
1 Year	-4.15

Class C Shares
Inception (1/31/07)	1.66%
5 Years	2.47
1 Year	-0.36

Class CX Shares
Inception	1.65%
5 Years	2.44
1 Year	-0.25

Class R Shares
Inception (1/31/07)	2.18%
5 Years	2.98
1 Year	1.10

Class RX Shares
Inception	2.16%
5 Years	2.95
1 Year	1.21

Class Y Shares
Inception	2.63%
5 Years	3.49
1 Year	1.68

Class R5 Shares
Inception (1/31/07)	2.68%
5 Years	3.50
1 Year	1.68

Class R6 Shares
Inception	2.46%
5 Years	3.27
1 Year	1.58

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.77%, 0.77%, 1.52%, 1.52%, 1.52%, 1.02%, 1.02%, 0.52%, 0.52% and 0.52%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.48%, 1.48%, 2.23%, 2.23%, 2.23%, 1.73%, 1.73%, 1.23%, 1.18% and 1.08%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.52% for Invesco Balanced-Risk Retirement Now Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

3                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.73%
Class AX Shares	-2.73
Class B Shares	-2.98
Class C Shares	-2.98
Class CX Shares	-2.98
Class R Shares	-2.85
Class RX Shares	-2.85
Class Y Shares	-2.52
Class R5 Shares	-2.51
Class R6 Shares	-2.51
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	7.13
Custom Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	3.66
Lipper Mixed-Asset Target 2020 Funds Index[t] (Peer Group Index)	3.42

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; tLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style-specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index ND and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index ND and the Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Austral-asia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.08%
5 Years	3.74
1 Year	-3.27

Class AX Shares
Inception	2.08%
5 Years	3.74
1 Year	-3.27

Class B Shares
Inception (1/31/07)	2.21%
5 Years	3.81
1 Year	-3.16

Class C Shares
Inception (1/31/07)	2.19%
5 Years	4.14
1 Year	0.65

Class CX Shares
Inception	2.21%
5 Years	4.16
1 Year	0.65

Class R Shares
Inception (1/31/07)	2.71%
5 Years	4.65
1 Year	2.05

Class RX Shares
Inception	2.72%
5 Years	4.67
1 Year	2.05

Class Y Shares
Inception	3.16%
5 Years	5.17
1 Year	2.69

Class R5 Shares
Inception (1/31/07)	3.25%
5 Years	5.20
1 Year	2.68

Class R6 Shares
Inception	3.03%
5 Years	5.00
1 Year	2.71

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class

A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.96%, 0.96%, 1.71%, 1.71%, 1.71%, 1.21%, 1.21%, 0.71%, 0.71% and 0.71%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.46%, 1.46%, 2.21%, 2.21%, 2.21%, 1.71%, 1.71%, 1.21%, 1.13% and 1.03%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.71% for Invesco Balanced-Risk Retirement 2020 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

5                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.58%
Class AX Shares	-3.58
Class B Shares	-3.83
Class C Shares	-3.94
Class CX Shares	-3.94
Class R Shares	-3.70
Class RX Shares	-3.70
Class Y Shares	-3.46
Class R5 Shares	-3.45
Class R6 Shares	-3.45
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	7.13
Custom Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	4.23
Lipper Mixed-Asset Target 2030 Funds Index[t] (Peer Group Index)	5.54

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; tLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index ND and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index ND and the Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Austral-asia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	1.16%
5 Years	3.21
1 Year	-3.68

Class AX Shares
Inception	1.16%
5 Years	3.21
1 Year	-3.78

Class B Shares
Inception (1/31/07)	1.30%
5 Years	3.28
1 Year	-3.70

Class C Shares
Inception (1/31/07)	1.27%
5 Years	3.58
1 Year	0.08

Class CX Shares
Inception	1.28%
5 Years	3.60
1 Year	0.08

Class R Shares
Inception (1/31/07)	1.77%
5 Years	4.12
1 Year	1.60

Class RX Shares
Inception	1.80%
5 Years	4.13
1 Year	1.61

Class Y Shares
Inception	2.24%
5 Years	4.64
1 Year	2.14

Class R5 Shares
Inception (1/31/07)	2.32%
5 Years	4.67
1 Year	2.13

Class R6 Shares
Inception	2.09%
5 Years	4.44
1 Year	2.16

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.10%, 1.10%, 1.85%, 1.85%, 1.85%, 1.35%, 1.35%, 0.85%, 0.85% and 0.85%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.61%, 1.61%, 2.36%, 2.36%, 2.36%, 1.86%, 1.86%, 1.36%, 1.25% and 1.17%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.85% for Invesco Balanced-Risk Retirement 2030 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

7                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.23%
Class AX Shares	-4.34
Class B Shares	-4.73
Class C Shares	-4.73
Class CX Shares	-4.74
Class R Shares	-4.47
Class RX Shares	-4.47
Class Y Shares	-4.21
Class R5 Shares	-4.10
Class R6 Shares	-4.21
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	7.13
Custom Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	4.50
Lipper Mixed-Asset Target 2040 Funds Index[t] (Peer Group Index)	6.56

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; tLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index ND and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index ND and the Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Austral-asia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	0.55%
5 Years	2.77
1 Year	-4.50

Class AX Shares
Inception	0.53%
5 Years	2.74
1 Year	-4.51

Class B Shares
Inception (1/31/07)	0.68%
5 Years	2.80
1 Year	-4.56

Class C Shares
Inception (1/31/07)	0.66%
5 Years	3.12
1 Year	-0.68

Class CX Shares
Inception	0.66%
5 Years	3.14
1 Year	-0.68

Class R Shares
Inception (1/31/07)	1.17%
5 Years	3.67
1 Year	0.84

Class RX Shares
Inception	1.18%
5 Years	3.68
1 Year	0.72

Class Y Shares
Inception	1.62%
5 Years	4.19
1 Year	1.36

Class R5 Shares
Inception (1/31/07)	1.68%
5 Years	4.17
1 Year	1.36

Class R6 Shares
Inception	1.47%
5 Years	3.98
1 Year	1.25

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher

12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.23%, 1.23%, 1.98%, 1.98%, 1.98%, 1.48%, 1.48%, 0.98%, 0.98% and 0.98%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.05%, 2.05%, 2.80%, 2.80%, 2.80%, 2.30%, 2.30%, 1.80%, 1.63% and 1.54%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.98% for Invesco Balanced-Risk Retirement 2040 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

9                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.07
Class AX Shares	-5.18
Class B Shares	-5.37
Class C Shares	-5.47
Class CX Shares	-5.36
Class R Shares	-5.21
Class RX Shares	-5.20
Class Y Shares	-4.95
Class R5 Shares	-4.94
Class R6 Shares	-4.94
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	7.13
Custom Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	4.76
Lipper Mixed-Asset Target 2050+ Funds Classification Average[t] (Peer Group)	6.75

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; tLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index ND and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index ND and the Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target 2050+ Funds Classification Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds classification.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Austral-asia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

    The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	0.04%
5 Years	2.31
1 Year	-5.29

Class AX Shares
Inception	0.02%
5 Years	2.28
1 Year	-5.30

Class B Shares
Inception (1/31/07)	0.16%
5 Years	2.34
1 Year	-5.29

Class C Shares
Inception (1/31/07)	0.17%
5 Years	2.70
1 Year	-1.46

Class CX Shares
Inception	0.16%
5 Years	2.69
1 Year	-1.46

Class R Shares
Inception (1/31/07)	0.66%
5 Years	3.21
1 Year	0.03

Class RX Shares
Inception	0.67%
5 Years	3.22
1 Year	0.03

Class Y Shares
Inception	1.10%
5 Years	3.70
1 Year	0.43

Class R5 Shares
Inception (1/31/07)	1.16%
5 Years	3.71
1 Year	0.44

Class R6 Shares
Inception	0.96%
5 Years	3.53
1 Year	0.46

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class

A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.36%, 1.36%, 2.11%, 2.11%, 2.11%, 1.61%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y,

Class R5 and Class R6 shares was 2.68%, 2.68%, 3.43%, 3.43%, 3.43%, 2.93%, 2.93%, 2.43%, 2.19% and 2.10%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.11% for Invesco Balanced-Risk Retirement 2050 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

11                         Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

     The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

12                        Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2013

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–59.00%
Invesco Balanced-Risk Allocation Fund–Class R6	59.00%	$29,072,193	$4,451,859	$(2,568,849)	$(994,355)	$84,697	$—	2,472,884	$30,045,545

Money Market Funds–41.10%
Liquid Assets Portfolio–Institutional Class	20.55%	9,751,659	5,958,658	(5,244,607)	—	—	5,856	10,465,710	10,465,710
Premier Portfolio–Institutional Class	20.55%	9,751,659	5,958,658	(5,244,607)	—	—	3,278	10,465,710	10,465,710
Total Money Market Funds		19,503,318	11,917,316	(10,489,214)	—	—	9,134	20,931,420	20,931,420
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $48,506,112)	100.10%	$48,575,511	$16,369,175	$(13,058,063)	$(994,355)	$84,697	$9,134		$50,976,965
OTHER ASSETS LESS LIABILITIES	(0.10)%								(50,103)
NET ASSETS	100.00%								$50,926,862

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–87.45%
Invesco Balanced-Risk Allocation Fund–Class R6	87.45%	$88,253,017	$36,923,676	$(7,649,202)	$(3,375,110)	$(301,016)	$—	9,370,482	$113,851,365

Money Market Funds–12.50%
Liquid Assets Portfolio–Institutional Class	6.25%	4,981,916	22,419,220	(19,270,039)	—	—	4,050	8,131,097	8,131,097
Premier Portfolio–Institutional Class	6.25%	4,981,916	22,419,220	(19,270,039)	—	—	2,245	8,131,097	8,131,097
Total Money Market Funds		9,963,832	44,838,440	(38,540,078)	—	—	6,295	16,262,194	16,262,194
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $125,649,189)	99.95%	$98,216,849	$81,762,116	$(46,189,280)	$(3,375,110)	$(301,016)	$6,295		$130,113,559
OTHER ASSETS LESS LIABILITIES	0.05%								66,551
NET ASSETS	100.00%								$130,180,110

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.37%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–99.75%
Invesco Balanced-Risk Allocation Fund–Class R6	78.08%	$100,513,852	$33,613,932	$(30,343,383)	$(3,261,140)	$219,198	$—	8,291,560	$100,742,459
Invesco Balanced-Risk Aggressive Allocation Fund	21.67%	—	31,002,070	(1,208,437)	(1,836,534)	(1,108)	—	2,980,383	27,955,991
Total Asset Allocation Funds		100,513,852	64,616,002	(31,551,820)	(5,097,674)	218,090	—	11,271,943	128,698,450

Money Market Funds–0.62%
Liquid Assets Portfolio–Institutional Class	0.31%	588,190	33,095,890	(33,287,033)	—	—	580	397,047	397,047
Premier Portfolio–Institutional Class	0.31%	588,190	33,095,890	(33,287,033)	—	—	454	397,047	397,047
Total Money Market Funds		1,176,380	66,191,780	(66,574,066)	—	—	1,034	794,094	794,094
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $127,102,892)	100.37%	$101,690,232	$130,807,782	$(98,125,886)	$(5,097,674)	$218,090	$1,034		$129,492,544
OTHER ASSETS LESS LIABILITIES	(0.37)%								(480,896)
NET ASSETS	100.00%								$129,011,648

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2013

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–99.97%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–99.17%
Invesco Balanced-Risk Allocation Fund–Class R6	44.65%	$56,786,150	$22,157,459	$(43,684,340)	$(3,855,199)	$3,070,074	$—	2,837,378	$34,474,144
Invesco Balanced-Risk Aggressive Allocation Fund	54.52%	—	45,404,302	(522,412)	(2,787,831)	10,360	—	4,488,744	42,104,419
Total Asset Allocation Funds		56,786,150	67,561,761	(44,206,752)	(6,643,030)	3,080,434	—	7,326,122	76,578,563

Money Market Funds–0.80%
Liquid Assets Portfolio–Institutional Class	0.40%	186,783	33,596,422	(33,469,854)	—	—	246	313,351	313,351
Premier Portfolio–Institutional Class	0.40%	186,783	33,596,422	(33,469,854)	—	—	146	313,351	313,351
Total Money Market Funds		373,566	67,192,844	(66,939,708)	—	—	392	626,702	626,702
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $80,062,570)	99.97%	$57,159,716	$134,754,605	$(111,146,460)	$(6,643,030)	$3,080,434	$392		$77,205,265
OTHER ASSETS LESS LIABILITIES	0.03%								22,238
NET ASSETS	100.00%								$77,227,503

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.33%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–99.69%
Invesco Balanced-Risk Allocation Fund–Class R6	11.11%	$29,816,869	$7,662,535	$(33,394,289)	$(1,815,069)	$1,959,131	$—	348,080	$4,229,177
Invesco Balanced-Risk Aggressive Allocation Fund	88.58%	—	36,072,131	(87,837)	(2,276,491)	(2)	—	3,593,582	33,707,801
Total Asset Allocation Funds		29,816,869	43,734,666	(33,482,126)	(4,091,560)	1,959,129	—	3,941,662	37,936,978

Money Market Funds–0.64%
Liquid Assets Portfolio–Institutional Class	0.32%	162,578	21,892,002	(21,933,670)	—	—	140	120,910	120,910
Premier Portfolio–Institutional Class	0.32%	162,578	21,892,002	(21,933,670)	—	—	90	120,910	120,910
Total Money Market Funds		325,156	43,784,004	(43,867,340)	—	—	230	241,820	241,820
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $40,578,010)	100.33%	$30,142,025	$87,518,670	$(77,349,466)	$(4,091,560)	$1,959,129	$230		$38,178,798
OTHER ASSETS LESS LIABILITIES	(0.33)%								(127,141)
NET ASSETS	100.00%								$38,051,657

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

As of June 30, 2013

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/13**
Equity	44.13%	23.42%
Fixed Income	25.41	48.60
Commodities	26.93	16.12
Cash	3.53	41.10

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/13**
Equity	45.42%	34.71%
Fixed Income	26.14	72.04
Commodities	27.70	23.89
Cash	0.74	12.50

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/13**
Equity	45.74%	43.89%
Fixed Income	26.33	91.10
Commodities	27.90	30.21
Cash	0.03	0.62

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/13**
Equity	45.74%	50.18%
Fixed Income	26.33	104.15
Commodities	27.90	34.54
Cash	0.03	0.80

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets as of 6/30/13**
Equity	45.74%	57.15%
Fixed Income	26.33	118.61
Commodities	27.91	39.34
Cash	0.02	0.64

*	Based on the expected market exposure through investments in underlying funds.
**	Due to the use of leverage, the percentages may not equal to 100.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$50,976,965	$130,113,559	$129,492,544	$77,205,265	$38,178,798
Receivable for:
Fund shares sold	37,999	246,577	101,974	145,263	77,512
Dividends from underlying funds	1,108	853	50	23	16
Fund expenses absorbed	10,744	28,259	25,950	11,000	4,897
Investment for trustee deferred compensation and retirement plans	28,577	18,617	18,780	18,740	17,710
Other assets	60,851	66,107	67,996	64,288	65,525
Total assets	51,116,244	130,473,972	129,707,294	77,444,579	38,344,458

Liabilities:
Payable for:
Fund shares reacquired	52,321	164,741	567,587	125,433	226,241
Accrued fees to affiliates	33,950	84,342	82,415	47,997	35,593
Accrued trustees’ and officers’ fees and benefits	645	513	667	681	633
Accrued operating expenses	71,249	20,911	21,890	22,024	11,670
Trustee deferred compensation and retirement plans	31,217	23,355	23,087	20,941	18,664
Total liabilities	189,382	293,862	695,646	217,076	292,801
Net assets applicable to shares outstanding	$50,926,862	$130,180,110	$129,011,648	$77,227,503	$38,051,657

Net assets consist of:
Shares of beneficial interest	$48,191,117	$125,331,374	$125,686,855	$76,721,802	$38,313,392
Undistributed net investment income (loss)	(114,254)	(188,564)	(188,095)	(56,081)	(71,073)
Undistributed net realized gain	379,146	572,930	1,123,236	3,419,087	2,208,550
Unrealized appreciation (depreciation)	2,470,853	4,464,370	2,389,652	(2,857,305)	(2,399,212)
	$50,926,862	$130,180,110	$129,011,648	$77,227,503	$38,051,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$14,415,001	$48,686,744	$46,394,500	$34,462,210	$14,575,124
Class AX	$15,996,271	$12,516,396	$9,353,433	$3,619,193	$1,175,422
Class B	$534,319	$3,115,172	$3,083,482	$1,118,462	$441,553
Class C	$4,872,514	$10,659,092	$11,828,744	$6,331,448	$4,002,164
Class CX	$4,311,564	$3,323,507	$1,805,602	$512,694	$122,277
Class R	$2,005,491	$11,390,442	$13,242,922	$8,812,723	$4,411,665
Class RX	$504,982	$1,824,538	$1,307,342	$808,654	$212,734
Class Y	$813,480	$6,831,351	$3,596,550	$2,038,924	$1,950,447
Class R5	$7,201,110	$30,992,159	$37,679,894	$18,664,144	$10,927,085
Class R6	$272,130	$840,709	$719,179	$859,051	$233,186

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,619,056	5,261,729	5,214,019	4,113,941	1,769,642
Class AX	1,798,701	1,352,768	1,050,943	432,330	142,589
Class B	60,936	341,746	350,981	135,398	54,473
Class C	555,355	1,171,742	1,348,150	767,445	492,934
Class CX	491,609	365,258	205,785	62,200	15,067
Class R	226,246	1,237,586	1,497,735	1,058,146	538,608
Class RX	57,007	198,248	147,923	97,021	25,957
Class Y	90,929	737,245	402,775	242,548	236,068
Class R5	805,122	3,330,317	4,211,059	2,217,815	1,321,543
Class R6	30,435	90,233	80,377	102,093	28,170
Class A:
Net asset value per share	$8.90	$9.25	$8.90	$8.38	$8.24
Maximum offering price per share
(Net asset value divided by 94.50%)	$9.42	$9.79	$9.42	$8.87	$8.72
Class AX:
Net asset value per share	$8.89	$9.25	$8.90	$8.37	$8.24
Maximum offering price per share
(Net asset value divided by 94.50%)	$9.41	$9.79	$9.42	$8.86	$8.72
Class B:
Net asset value and offering price per share	$8.77	$9.12	$8.79	$8.26	$8.11
Class C:
Net asset value and offering price per share	$8.77	$9.10	$8.77	$8.25	$8.12
Class CX:
Net asset value and offering price per share	$8.77	$9.10	$8.77	$8.24	$8.12
Class R:
Net asset value and offering price per share	$8.86	$9.20	$8.84	$8.33	$8.19
Class RX:
Net asset value and offering price per share	$8.86	$9.20	$8.84	$8.33	$8.20
Class Y:
Net asset value and offering price per share	$8.95	$9.27	$8.93	$8.41	$8.26
Class R5:
Net asset value and offering price per share	$8.94	$9.31	$8.95	$8.42	$8.27
Class R6:
Net asset value and offering price per share	$8.94	$9.32	$8.95	$8.41	$8.28
Cost of Investments in affiliated underlying funds	$48,506,112	$125,649,189	$127,102,892	$80,062,570	$40,578,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$9,134	$6,295	$1,034	$392	$230

Expenses:
Administrative services fees	24,794	24,794	24,794	24,794	24,794
Custodian fees	3,915	3,816	4,080	4,085	4,048
Distribution fees:
Class A	18,497	61,582	57,558	44,276	19,015
Class AX	21,661	16,956	12,544	4,864	1,602
Class B	3,085	16,872	16,833	6,074	2,364
Class C	23,869	54,333	57,160	33,753	20,734
Class CX	22,757	18,256	9,957	2,820	644
Class R	5,284	30,054	32,464	21,491	10,371
Class RX	1,292	4,771	3,199	2,096	550
Transfer agent fees — A, AX, B, C, CX, R, RX and Y	38,676	97,484	94,598	76,055	48,876
Transfer agent fees — R5	3,965	15,512	19,898	9,489	5,418
Transfer agent fees — R6	12	14	10	23	10
Trustees’ and officers’ fees and benefits	13,512	14,830	14,952	13,845	13,275
Registration and filing fees	58,785	61,255	62,044	59,574	58,133
Professional services fees	21,580	21,598	21,606	23,753	13,793
Other	17,189	17,025	18,988	18,466	14,132
Total expenses	278,873	459,152	450,685	345,458	237,759
Less: Expenses reimbursed and expense offset arrangement(s)	(182,412)	(256,279)	(260,908)	(229,506)	(182,453)
Net expenses	96,461	202,873	189,777	115,952	55,306
Net investment income (loss)	(87,327)	(196,578)	(188,743)	(115,560)	(55,076)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	84,697	(301,016)	218,090	3,080,434	1,959,129
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(994,355)	(3,375,110)	(5,097,674)	(6,643,030)	(4,091,560)
Net increase (decrease) in net assets resulting from operations	$(996,985)	$(3,872,704)	$(5,068,327)	$(3,678,156)	$(2,187,507)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statement of Changes In Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Operations:
Net investment income (loss)	$(87,327)	$532,791	$(196,578)	$1,751,382
Net realized gain (loss)	84,697	1,006,924	(301,016)	2,697,144
Change in net unrealized appreciation (depreciation)	(994,355)	1,139,634	(3,375,110)	2,816,468
Net increase (decrease) in net assets resulting from operations	(996,985)	2,679,349	(3,872,704)	7,264,994

Distributions to shareholders from net investment income:
Class A	—	(299,926)	—	(1,335,635)
Class AX	—	(406,439)	—	(472,452)
Class B	—	(12,854)	—	(93,869)
Class C	—	(86,393)	—	(286,752)
Class CX	—	(84,769)	—	(103,448)
Class R	—	(40,136)	—	(343,233)
Class RX	—	(10,242)	—	(60,516)
Class Y	—	(14,994)	—	(232,925)
Class R5	—	(65,288)	—	(193,084)
Class R6	—	(207)	—	(353)
Total distributions from net investment income	—	(1,021,248)	—	(3,122,267)

Distributions to shareholders from net realized gains:
Class A	—	(167,650)	—	(419,007)
Class AX	—	(223,709)	—	(148,215)
Class B	—	(8,702)	—	(36,203)
Class C	—	(58,465)	—	(110,594)
Class CX	—	(57,385)	—	(39,897)
Class R	—	(23,807)	—	(114,633)
Class RX	—	(6,028)	—	(20,211)
Class Y	—	(8,097)	—	(68,597)
Class R5	—	(35,155)	—	(56,864)
Class R6	—	(121)	—	(104)
Total distributions from net realized gains	—	(589,119)	—	(1,014,325)

Share transactions–net:
Class A	725,157	3,562,416	8,208,506	14,139,281
Class AX	(2,053,936)	(2,589,651)	(1,281,570)	(1,962,200)
Class B	(137,818)	(147,609)	(290,750)	172,834
Class C	211,869	2,323,503	440,514	5,006,139
Class CX	(259,095)	(338,074)	(338,789)	(290,351)
Class R	39,763	192,022	877,562	4,776,823
Class RX	19,095	17,608	(79,987)	449,315
Class Y	159,560	361,235	538,642	6,107,226
Class R5	4,403,327	2,875,078	26,075,847	5,664,585
Class R6	268,893	10,000	861,614	10,000
Net increase in net assets resulting from share transactions	3,376,815	6,266,528	35,011,589	34,073,652
Net increase in net assets	2,379,830	7,335,510	31,138,885	37,202,054

Net assets:
Beginning of period	48,547,032	41,211,522	99,041,225	61,839,171
End of period*	$50,926,862	$48,547,032	$130,180,110	$99,041,225
* Includes accumulated undistributed net investment income (loss)	$(114,254)	$(26,927)	$(188,564)	$8,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statement of Changes In Net Assets—(continued)

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund		Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Operations:
Net investment income (loss)	$(188,743)	$2,101,833	$(115,560)	$1,163,603	$(55,076)	$627,869
Net realized gain	218,090	2,584,055	3,080,434	1,445,954	1,959,129	812,928
Change in net unrealized appreciation (depreciation)	(5,097,674)	3,003,733	(6,643,030)	1,542,391	(4,091,560)	853,068
Net increase (decrease) in net assets resulting from operations	(5,068,327)	7,689,621	(3,678,156)	4,151,948	(2,187,507)	2,293,865

Distributions to shareholders from net investment income:
Class A	—	(1,381,098)	—	(1,021,751)	—	(502,940)
Class AX	—	(381,811)	—	(147,086)	—	(48,878)
Class B	—	(111,871)	—	(39,445)	—	(15,982)
Class C	—	(322,351)	—	(193,340)	—	(129,615)
Class CX	—	(63,073)	—	(18,219)	—	(4,255)
Class R	—	(447,355)	—	(275,939)	—	(143,806)
Class RX	—	(40,965)	—	(26,682)	—	(7,555)
Class Y	—	(238,473)	—	(81,260)	—	(53,084)
Class R5	—	(715,653)	—	(231,269)	—	(232,589)
Class R6	—	(391)	—	(386)	—	(409)
Total distributions from net investment income	—	(3,703,041)	—	(2,035,377)	—	(1,139,113)

Distributions to shareholders from net realized gains:
Class A	—	(196,416)	—	—	—	(35,884)
Class AX	—	(54,300)	—	—	—	(3,487)
Class B	—	(19,148)	—	—	—	(1,343)
Class C	—	(55,173)	—	—	—	(10,888)
Class CX	—	(10,796)	—	—	—	(357)
Class R	—	(67,295)	—	—	—	(10,781)
Class RX	—	(6,162)	—	—	—	(566)
Class Y	—	(32,091)	—	—	—	(3,595)
Class R5	—	(96,305)	—	—	—	(15,753)
Class R6	—	(53)	—	—	—	(28)
Total distributions from net realized gains	—	(537,739)	—	—	—	(82,682)

Share transactions–net:
Class A	10,083,470	14,256,599	7,664,748	14,043,110	2,461,422	4,833,007
Class AX	(585,016)	(1,193,851)	(217,944)	(350,806)	(15,797)	(263,983)
Class B	(300,698)	256,113	(90,203)	(106,429)	(5,889)	(33,237)
Class C	1,340,138	4,508,710	276,051	2,668,058	255,820	1,992,261
Class CX	(135,395)	26,908	(53,477)	(40,277)	1,587	22,773
Class R	1,495,397	4,276,054	1,054,358	4,231,062	828,570	1,827,797
Class RX	183,700	279,384	65,220	108,855	19,889	49,749
Class Y	(343,381)	1,679,219	158,617	1,786,587	751,209	849,613
Class R5	20,646,617	18,104,226	13,460,399	5,772,560	5,791,945	5,515,524
Class R6	744,613	10,000	899,212	10,000	239,704	10,000
Net increase in net assets resulting from share transactions	33,129,445	42,203,362	23,216,981	28,122,720	10,328,460	14,803,504
Net increase in net assets	28,061,118	45,652,203	19,538,825	30,239,291	8,140,953	15,875,574

Net assets:
Beginning of period	100,950,530	55,298,327	57,688,678	27,449,387	29,910,704	14,035,130
End of period*	$129,011,648	$100,950,530	$77,227,503	$57,688,678	$38,051,657	$29,910,704
* Includes accumulated undistributed net investment income (loss)	$(188,095)	$648	$(56,081)	$59,479	$(71,073)	$(15,997)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report ,each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund currently consists of ten different classes of shares: Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to

21                         Invesco Balanced-Risk Retirement Funds

indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to

22                         Invesco Balanced-Risk Retirement Funds

the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2014, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table:

	Class A/AX	Class B	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether each Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless the Board of Trustees and Invesco mutually agree to amend or continue each Fund’s fee waiver agreement, it will terminate on April 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2013, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$139,760	$12,565	$14,714	$524	$4,053	$3,864	$1,795	$439	$721	$3,965	$12
Invesco Balanced-Risk Retirement 2020 Fund	143,270	47,175	12,989	3,231	10,405	3,496	11,511	1,828	6,662	15,512	14
Invesco Balanced-Risk Retirement 2030 Fund	146,402	47,937	10,447	3,505	11,901	2,073	13,519	1,332	3,690	19,898	10
Invesco Balanced-Risk Retirement 2040 Fund	143,939	45,281	4,975	1,553	8,630	721	10,989	1,072	2,675	9,489	23
Invesco Balanced-Risk Retirement 2050 Fund	128,149	27,148	2,287	844	7,400	230	7,404	392	3,051	5,418	10

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A5 shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class B	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$4,256	$260	$1	$0	$148	$1,155	$0
Invesco Balanced-Risk Retirement 2020 Fund	14,570	510	308	0	732	1,088	0
Invesco Balanced-Risk Retirement 2030 Fund	18,193	574	23	0	1,507	2,425	0
Invesco Balanced-Risk Retirement 2040 Fund	9,471	1,317	49	0	704	1,004	5
Invesco Balanced-Risk Retirement 2050 Fund	5,221	381	22	0	54	439	3

23                         Invesco Balanced-Risk Retirement Funds

The underlying Invesco Funds pay no distribution fees for Class R5 and R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$0
Invesco Balanced-Risk Retirement 2020 Fund	186
Invesco Balanced-Risk Retirement 2030 Fund	194
Invesco Balanced-Risk Retirement 2040 Fund	159
Invesco Balanced-Risk Retirement 2050 Fund	120

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010

24                         Invesco Balanced-Risk Retirement Funds

eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have a capital loss carryforward as of December 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2013*		At June 30, 2013
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$4,451,859	$2,568,849	$48,513,004	$2,463,961	$—	$2,463,961
Invesco Balanced-Risk Retirement 2020 Fund	36,923,676	7,649,202	125,679,388	4,434,171	—	4,434,171
Invesco Balanced-Risk Retirement 2030 Fund	64,616,002	31,551,820	127,260,041	4,069,037	(1,836,534)	2,232,503
Invesco Balanced-Risk Retirement 2040 Fund	67,561,761	44,206,752	80,164,540	—	(2,959,275)	(2,959,275)
Invesco Balanced-Risk Retirement 2050 Fund	43,734,666	33,482,126	40,640,563	—	(2,461,765)	(2,461,765)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

25                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	520,660	$4,753,155	715,048	$6,533,884
Class AX	6,977	63,787	39,388	360,775
Class B	3,750	33,907	18,380	167,023
Class C	95,923	866,587	329,012	2,978,836
Class CX	8,880	80,191	20,455	185,072
Class R	55,022	500,660	84,736	775,898
Class RX	5,676	51,715	24,592	223,990
Class Y	47,778	438,832	43,445	398,194
Class R5	743,944	6,805,307	786,118	7,096,390
Class R6(b)	32,977	302,156	1,066	10,000

Issued as reinvestment of dividends:
Class A	—	—	50,107	453,426
Class AX	—	—	68,992	623,611
Class B	—	—	2,330	20,856
Class C	—	—	14,882	133,342
Class CX	—	—	15,237	136,372
Class R	—	—	6,649	59,780
Class RX	—	—	1,701	15,343
Class Y	—	—	2,498	22,681
Class R5	—	—	11,020	100,040

Automatic conversion of Class B shares to Class A shares:
Class A	4,939	45,200	15,267	139,631
Class B	(5,003)	(45,200)	(15,418)	(139,631)

Reacquired:
Class A	(445,040)	(4,073,198)	(390,114)	(3,564,525)
Class AX	(232,422)	(2,117,723)	(391,027)	(3,574,037)
Class B	(14,020)	(126,525)	(21,608)	(195,857)
Class C	(72,373)	(654,718)	(87,279)	(788,675)
Class CX	(37,437)	(339,286)	(72,890)	(659,518)
Class R	(50,540)	(460,897)	(70,708)	(643,656)
Class RX	(3,634)	(32,620)	(24,295)	(221,725)
Class Y	(30,722)	(279,272)	(6,436)	(59,640)
Class R5	(261,207)	(2,401,980)	(477,641)	(4,321,352)
Class R6(b)	(3,608)	(33,263)	—	—
Net increase in share activity	370,520	$3,376,815	693,507	$6,256,528

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

26                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,738,596	$16,698,077	2,228,771	$21,313,085
Class AX	25,845	248,552	60,768	579,800
Class B	13,101	124,153	111,750	1,043,189
Class C	329,596	3,137,962	679,001	6,419,657
Class CX	10,832	102,951	19,869	186,622
Class R	449,200	4,337,949	640,526	6,139,466
Class RX	17,422	166,977	82,783	792,571
Class Y	247,477	2,384,004	777,340	7,466,745
Class R5	3,422,549	32,835,322	1,524,369	14,268,205
Class R6(b)	89,956	868,704	1,004	10,000

Issued as reinvestment of dividends:
Class A	—	—	172,526	1,633,821
Class AX	—	—	65,537	620,631
Class B	—	—	13,769	129,015
Class C	—	—	37,841	353,818
Class CX	—	—	13,671	127,825
Class R	—	—	38,257	361,152
Class RX	—	—	7,530	71,091
Class Y	—	—	31,620	299,444
Class R5	—	—	26,191	249,336

Automatic conversion of Class B shares to Class A shares:
Class A	21,301	205,351	51,100	490,372
Class B	(21,591)	(205,351)	(51,773)	(490,372)

Reacquired:
Class A	(902,709)	(8,694,922)	(965,723)	(9,297,997)
Class AX	(158,875)	(1,530,122)	(329,325)	(3,162,631)
Class B	(22,199)	(209,552)	(54,079)	(508,998)
Class C	(282,479)	(2,697,448)	(186,835)	(1,767,336)
Class CX	(46,153)	(441,740)	(64,372)	(604,798)
Class R	(367,287)	(3,460,387)	(180,276)	(1,723,795)
Class RX	(25,892)	(246,964)	(43,534)	(414,347)
Class Y	(192,307)	(1,845,362)	(170,548)	(1,658,963)
Class R5	(703,384)	(6,759,475)	(940,755)	(8,852,956)
Class R6(b)	(727)	(7,090)	—	—
Net increase in share activity	3,642,272	$35,011,589	3,597,003	$34,073,652

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

27                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,803,448	$16,871,256	2,034,968	$18,779,447
Class AX	36,089	336,823	58,555	539,931
Class B	9,756	90,936	93,722	851,946
Class C	377,977	3,480,858	614,314	5,620,373
Class CX	9,775	90,820	18,821	171,195
Class R	363,974	3,390,802	761,061	7,051,791
Class RX	25,551	237,995	44,380	406,905
Class Y	84,610	798,863	578,830	5,497,810
Class R5	2,743,500	25,552,633	3,685,652	33,404,755
Class R6(b)	82,446	773,931	1,036	10,000

Issued as reinvestment of dividends:
Class A	—	—	151,230	1,389,802
Class AX	—	—	47,261	434,331
Class B	—	—	14,376	130,968
Class C	—	—	36,556	332,660
Class CX	—	—	5,001	45,508
Class R	—	—	39,884	364,940
Class RX	—	—	4,877	44,578
Class Y	—	—	29,311	269,957
Class R5	—	—	87,906	811,369

Automatic conversion of Class B shares to Class A shares:
Class A	21,982	205,002	39,471	366,562
Class B	(22,229)	(205,002)	(39,913)	(366,562)

Reacquired:
Class A	(745,214)	(6,992,788)	(673,348)	(6,279,212)
Class AX	(98,233)	(921,839)	(234,900)	(2,168,113)
Class B	(20,124)	(186,632)	(39,124)	(360,239)
Class C	(231,666)	(2,140,720)	(155,611)	(1,444,323)
Class CX	(24,868)	(226,215)	(20,813)	(189,795)
Class R	(205,663)	(1,895,405)	(341,087)	(3,140,677)
Class RX	(5,862)	(54,295)	(18,729)	(172,099)
Class Y	(122,692)	(1,142,244)	(442,422)	(4,088,548)
Class R5	(525,781)	(4,906,016)	(1,781,592)	(16,111,898)
Class R6(b)	(3,105)	(29,318)	—	—
Net increase in share activity	3,553,671	$33,129,445	4,599,673	$42,203,362

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

28                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,350,363	$11,953,685	2,082,300	$18,222,449
Class AX	35,324	313,360	34,221	297,292
Class B	4,418	38,865	22,178	188,864
Class C	184,879	1,622,558	437,131	3,758,028
Class CX	5,001	43,885	8,597	73,597
Class R	245,770	2,180,559	720,789	6,284,502
Class RX	15,283	135,393	22,794	197,734
Class Y	52,140	458,940	229,600	2,034,826
Class R5	1,765,537	15,614,000	1,974,249	16,728,209
Class R6(b)	105,162	936,897	1,100	10,000

Issued as reinvestment of dividends:
Class A	—	—	103,674	905,072
Class AX	—	—	16,868	147,086
Class B	—	—	4,540	39,223
Class C	—	—	19,044	164,348
Class CX	—	—	1,537	13,245
Class R	—	—	22,914	198,895
Class RX	—	—	2,876	24,989
Class Y	—	—	9,239	80,754
Class R5	—	—	26,370	230,736

Automatic conversion of Class B shares to Class A shares:
Class A	8,051	71,644	13,367	116,805
Class B	(8,150)	(71,644)	(13,528)	(116,805)

Reacquired:
Class A	(489,905)	(4,360,581)	(592,883)	(5,201,216)
Class AX	(59,867)	(531,304)	(91,412)	(795,184)
Class B	(6,602)	(57,424)	(25,494)	(217,711)
Class C	(154,010)	(1,346,507)	(145,438)	(1,254,318)
Class CX	(11,006)	(97,362)	(14,982)	(127,119)
Class R	(127,916)	(1,126,201)	(253,991)	(2,252,335)
Class RX	(7,816)	(70,173)	(13,110)	(113,868)
Class Y	(33,740)	(300,323)	(37,789)	(328,993)
Class R5	(239,756)	(2,153,601)	(1,310,106)	(11,186,385)
Class R6(b)	(4,169)	(37,685)	—	—
Net increase in share activity	2,628,991	$23,216,981	3,254,655	$28,122,720

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

29                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	569,783	$5,016,789	821,397	$7,109,258
Class AX	13,926	123,645	15,345	132,618
Class B	338	2,952	17,919	153,140
Class C	108,469	943,301	299,063	2,565,971
Class CX	1,093	9,527	3,111	26,796
Class R	156,414	1,376,472	267,894	2,342,207
Class RX	3,676	32,273	6,654	57,597
Class Y	130,111	1,156,408	139,250	1,230,423
Class R5	797,040	6,995,399	1,723,529	14,543,814
Class R6(b)	27,301	241,842	1,104	10,000

Issued as reinvestment of dividends:
Class A	—	—	60,781	525,152
Class AX	—	—	6,051	52,338
Class B	—	—	2,029	17,325
Class C	—	—	14,220	121,726
Class CX	—	—	439	3,751
Class R	—	—	13,312	114,613
Class RX	—	—	858	7,384
Class Y	—	—	6,477	56,093
Class R5	—	—	28,582	247,805

Automatic conversion of Class B shares to Class A shares:
Class A	490	4,248	6,697	57,661
Class B	(498)	(4,248)	(6,790)	(57,661)

Reacquired:
Class A	(290,933)	(2,559,615)	(324,013)	(2,859,064)
Class AX	(16,146)	(139,442)	(50,903)	(448,939)
Class B	(532)	(4,593)	(16,872)	(146,041)
Class C	(78,500)	(687,481)	(80,729)	(695,436)
Class CX	(910)	(7,940)	(907)	(7,774)
Class R	(62,901)	(547,902)	(72,366)	(629,023)
Class RX	(1,373)	(12,384)	(1,714)	(15,232)
Class Y	(47,747)	(405,199)	(50,776)	(436,903)
Class R5	(135,791)	(1,203,454)	(1,093,173)	(9,276,095)
Class R6(b)	(235)	(2,138)	—	—
Net increase in share activity	1,173,075	$10,328,460	1,736,469	$14,803,504

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

30                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (loss) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$9.07	(0.01)	$(0.16)	$(0.17)	$—	$—	$—	$8.90	(1.87)%	$14,415	0.25	%(e)	0.94	%(e)	(0.22	)%(e)	9%
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25		1.09		1.95		15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25		3.45		4.35		67
Year ended 12/31/09	7.59	0.47	0.61	1.08	(0.44)	—	(0.44)	8.23	14.53	1,399	0.27		10.47		5.93		155
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Class AX
Six months ended 06/30/13	9.06	(0.01)	(0.16)	(0.17)	—	—	—	8.89	(1.88)	15,996	0.25	(e)	0.94	(e)	(0.22	)(e)	9
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25		1.09		1.95		15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25	(g)	1.24	(g)	4.35	(g)	67
Class B
Six months ended 06/30/13	8.97	(0.04)	(0.16)	(0.20)	—	—	—	8.77	(2.23)	534	1.00	(e)	1.69	(e)	(0.97	)(e)	9
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00		1.84		1.20		15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00		4.20		3.60		67
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.37	(2.09)	(1.72)	(0.44)	(0.03)	(0.47)	7.60	(18.05)	346	1.06		12.63		4.14		36
Class C
Six months ended 06/30/13	8.98	(0.04)	(0.17)	(0.21)	—	—	—	8.77	(2.34)	4,873	1.00	(e)	1.69	(e)	(0.97	)(e)	9
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00		1.84		1.20		15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00		4.20		3.60		67
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.36	(2.09)	(1.73)	(0.44)	(0.03)	(0.47)	7.59	(18.15)	174	1.06		12.63		4.14		36
Class CX
Six months ended 06/30/13	8.97	(0.04)	(0.16)	(0.20)	—	—	—	8.77	(2.23)	4,312	1.00	(e)	1.69	(e)	(0.97	)(e)	9
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00		1.84		1.20		15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00	(g)	1.99	(g)	3.60	(g)	67
Class R
Six months ended 06/30/13	9.04	(0.02)	(0.16)	(0.18)	—	—	—	8.86	(1.99)	2,005	0.50	(e)	1.19	(e)	(0.47	)(e)	9
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50		1.34		1.70		15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50		3.70		4.10		67
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52		10.72		5.68		155
Year ended 12/31/08	9.78	0.40	(2.07)	(1.67)	(0.49)	(0.03)	(0.52)	7.59	(17.66)	107	0.56		12.13		4.64		36
Class RX
Six months ended 06/30/13	9.04	(0.02)	(0.16)	(0.18)	—	—	—	8.86	(1.99)	505	0.50	(e)	1.19	(e)	(0.47	)(e)	9
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50		1.34		1.70		15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50	(g)	1.49	(g)	4.10	(g)	67
Class Y
Six months ended 06/30/13	9.11	0.00	(0.16)	(0.16)	—	—	—	8.95	(1.76)	813	0.00	(e)	0.69	(e)	0.03	(e)	9
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00		0.71		1.55		7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00		0.84		2.20		15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00		3.20		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02		10.22		6.18		155
Year ended 12/31/08(f)	8.30	0.10	(0.67)	(0.57)	(0.14)	—	(0.14)	7.59	(6.86)	9	0.02	(g)	19.09	(g)	5.18	(g)	36
Class R5
Six months ended 06/30/13	9.10	0.00	(0.16)	(0.16)	—	—	—	8.94	(1.76)	7,201	0.00	(e)	0.63	(e)	0.03	(e)	9
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00		0.66		1.55		7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00		0.75		2.20		15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00		2.93		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	49	0.02		9.92		6.18		155
Year ended 12/31/08	9.78	0.46	(2.09)	(1.63)	(0.53)	(0.03)	(0.56)	7.59	(17.23)	43	0.06		11.41		5.14		36
Class R6
Six months ended 06/30/13	9.10	0.00	(0.16)	(0.16)	—	—	—	8.94	(1.76)	272	0.00	(e)	0.54	(e)	0.03	(e)	9
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00	(g)	0.62	(g)	1.55	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.52%, 0.52%, 0.59%, 0.55%, 0.63% and 0.65% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the fiscal year ended June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $26,869,377 and sold of $620,172 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Balanced-Risk Retirement 2010 Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,920, $17,473, $622, $4,813, $4,589, $2,131, $521, $856, $7,646 and $199 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date October 3, 2008 for Class Y shares; June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

31                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (loss) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$9.51	$(0.01)	$(0.25)	$(0.26)	$—	$—	$—	$9.25	(2.73)%	$48,687	0.25	%(e)	0.66	%(e)	(0.24	)%(e)	7%
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25		0.80		2.59		15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25		1.13		6.61		57
Year ended 12/31/09	6.93	0.62	0.94	1.56	(0.52)	—	(0.52)	7.97	22.49	11,371	0.30		2.08		8.23		185
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Class AX
Six months ended 06/30/13	9.51	(0.01)	(0.25)	(0.26)	—	—	—	9.25	(2.73)	12,516	0.25	(e)	0.66	(e)	(0.24	)(e)	7
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25		0.80		2.59		15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25	(g)	0.73	(g)	6.61	(g)	57
Class B
Six months ended 06/30/13	9.40	(0.05)	(0.23)	(0.28)	—	—	—	9.12	(2.98)	3,115	1.00	(e)	1.41	(e)	(0.99	)(e)	7
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00		1.50		1.49		6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00		1.55		1.84		15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00		1.88		5.86		57
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.10)	(2.78)	(0.20)	(0.04)	(0.24)	6.90	(28.01)	1,431	1.13		4.23		3.79		30
Class C
Six months ended 06/30/13	9.38	(0.05)	(0.23)	(0.28)	—	—	—	9.10	(2.98)	10,659	1.00	(e)	1.41	(e)	(0.99	)(e)	7
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00		1.50		1.49		6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00		1.55		1.84		15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00		1.88		5.86		57
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.12)	(2.80)	(0.20)	(0.04)	(0.24)	6.88	(28.21)	852	1.13		4.23		3.79		30
Class CX
Six months ended 06/30/13	9.38	(0.05)	(0.23)	(0.28)	—	—	—	9.10	(2.98)	3,324	1.00	(e)	1.41	(e)	(0.99	)(e)	7
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00		1.50		1.49		6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00		1.55		1.84		15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00	(g)	1.48	(g)	5.86	(g)	57
Class R
Six months ended 06/30/13	9.47	(0.02)	(0.25)	(0.27)	—	—	—	9.20	(2.85)	11,390	0.50	(e)	0.91	(e)	(0.49	)(e)	7
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50		1.05		2.34		15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50		1.38		6.36		57
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55		2.33		7.98		185
Year ended 12/31/08	9.95	0.38	(3.14)	(2.76)	(0.23)	(0.04)	(0.27)	6.92	(27.72)	974	0.63		3.73		4.29		30
Class RX
Six months ended 06/30/13	9.47	(0.02)	(0.25)	(0.27)	—	—	—	9.20	(2.85)	1,825	0.50	(e)	0.91	(e)	(0.49	)(e)	7
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50		1.05		2.34		15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50	(g)	0.98	(g)	6.36	(g)	57
Class Y
Six months ended 06/30/13	9.51	0.00	(0.24)	(0.24)	—	—	—	9.27	(2.52)	6,831	0.00	(e)	0.41	(e)	0.01	(e)	7
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00		0.50		2.49		6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00		0.55		2.84		15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00		0.88		6.86		57
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05		1.83		8.48		185
Year ended 12/31/08(f)	8.21	0.08	(1.07)	(0.99)	(0.25)	(0.04)	(0.29)	6.93	(12.03)	50	0.08	(g)	4.83	(g)	4.84	(g)	30
Class R5
Six months ended 06/30/13	9.55	0.00	(0.24)	(0.24)	—	—	—	9.31	(2.51)	30,992	0.00	(e)	0.32	(e)	0.01	(e)	7
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00		0.42		2.49		6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00		0.47		2.84		15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00		0.72		6.86		57
Year ended 12/31/09	6.95	0.64	0.94	1.58	(0.53)	—	(0.53)	8.00	22.79	11	0.07		1.68		8.46		185
Year ended 12/31/08	9.99	0.42	(3.16)	(2.74)	(0.26)	(0.04)	(0.30)	6.95	(27.41)	9	0.13		2.98		4.79		30
Class R6
Six months ended 06/30/13	9.56	0.00	(0.24)	(0.24)	—	—	—	9.32	(2.51)	841	0.00	(e)	0.22	(e)	0.01	(e)	7
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00	(g)	0.30	(g)	2.49	(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.71%, 0.71%, 0.85%, 0.79%, 0.74% and 0.74% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $49,674, $13,677, $3,402, $10,957, $3,682, $12,121, $1,924, $7,015, $31,296 and $587 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date October 3, 2008 for Class Y shares; June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

32                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (loss) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$9.23	$(0.01)	$(0.32)	$(0.33)	$—	$—	$—	$8.90	(3.58)%	$46,395	0.25	%(e)	0.68	%(e)	(0.25	)%(e)	25%
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25		0.95		2.89		9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25		1.32		6.63		32
Year ended 12/31/09	6.33	0.57	1.12	1.69	(0.44)	—	(0.44)	7.58	26.76	8,346	0.33		2.40		8.05		201
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Class AX
Six months ended 06/30/13	9.23	(0.01)	(0.32)	(0.33)	—	—	—	8.90	(3.58)	9,353	0.25	(e)	0.68	(e)	(0.25	)(e)	25
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25		0.95		2.89		9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25	(g)	0.92	(g)	6.63	(g)	32
Class B
Six months ended 06/30/13	9.14	(0.05)	(0.30)	(0.35)	—	—	—	8.79	(3.83)	3,083	1.00	(e)	1.43	(e)	(1.00	)(e)	25
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00		1.51		1.91		3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.22	(3.59)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	1,386	1.15		4.82		2.75		17
Class C
Six months ended 06/30/13	9.13	(0.05)	(0.31)	(0.36)	—	—	—	8.77	(3.94)	11,829	1.00	(e)	1.43	(e)	(1.00	)(e)	25
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.23	(3.60)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	938	1.15		4.82		2.75		17
Class CX
Six months ended 06/30/13	9.13	(0.05)	(0.31)	(0.36)	—	—	—	8.77	(3.94)	1,806	1.00	(e)	1.43	(e)	(1.00	)(e)	25
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00		1.70		2.14		9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00	(g)	1.67	(g)	5.88	(g)	32
Class R
Six months ended 06/30/13	9.18	(0.02)	(0.32)	(0.34)	—	—	—	8.84	(3.70)	13,243	0.50	(e)	0.93	(e)	(0.50	)(e)	25
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50		1.01		2.41		3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50		1.20		2.64		9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50		1.57		6.38		32
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58		2.65		7.80		201
Year ended 12/31/08	9.88	0.26	(3.61)	(3.35)	(0.17)	(0.05)	(0.22)	6.31	(33.92)	1,534	0.65		4.32		3.25		17
Class RX
Six months ended 06/30/13	9.18	(0.02)	(0.32)	(0.34)	—	—	—	8.84	(3.70)	1,307	0.50	(e)	0.93	(e)	(0.50	)(e)	25
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50		1.01		2.41		3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50		1.20		2.64		9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50	(g)	1.17	(g)	6.38	(g)	32
Class Y
Six months ended 06/30/13	9.25	0.00	(0.32)	(0.32)	—	—	—	8.93	(3.46)	3,597	0.00	(e)	0.43	(e)	0.00	(e)	25
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00		0.51		2.91		3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00		0.70		3.14		9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00		1.07		6.88		32
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08		2.15		8.30		201
Year ended 12/31/08(f)	7.77	0.06	(1.26)	(1.20)	(0.19)	(0.05)	(0.24)	6.33	(15.49)	50	0.11	(g)	5.07	(g)	3.79	(g)	17
Class R5
Six months ended 06/30/13	9.27	0.00	(0.32)	(0.32)	—	—	—	8.95	(3.45)	37,680	0.00	(e)	0.32	(e)	0.00	(e)	25
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00		0.40		2.91		3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00		0.51		3.14		9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00		0.91		6.88		32
Year ended 12/31/09	6.34	0.58	1.14	1.72	(0.46)	—	(0.46)	7.60	27.10	10	0.09		1.90		8.29		201
Year ended 12/31/08	9.90	0.32	(3.63)	(3.31)	(0.20)	(0.05)	(0.25)	6.34	(33.46)	8	0.15		3.50		3.75		17
Class R6
Six months ended 06/30/13	9.27	0.00	(0.32)	(0.32)	—	—	—	8.95	(3.45)	719	0.00	(e)	0.23	(e)	0.00	(e)	25
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00	(g)	0.32	(g)	2.71	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.85%, 0.85%, 0.87%, 0.79%, 0.78% and 0.76% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $46,428, $10,118, $3,394, $11,527, $2,008, $13,093, $1,290, $3,574, $40,133 and $499 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date October 3, 2008 for Class Y shares; June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

33                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (loss) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$8.76	$(0.01)	$(0.37)	$(0.38)	$—	$—	$—	$8.38	(4.23)%	$34,462	0.25	%(e)	0.87	%(e)	(0.25	)%(e)	58%
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25		1.52		2.88		14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25		1.94		6.79		26
Year ended 12/31/09	6.09	0.53	1.15	1.68	(0.41)	—	(0.41)	7.36	27.59	4,605	0.33		4.14		7.69		214
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Class AX
Six months ended 06/30/13	8.75	(0.01)	(0.37)	(0.38)	—	—	—	8.37	(4.34)	3,619	0.25	(e)	0.87	(e)	(0.25	)(e)	58
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25		1.52		2.88		14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25	(g)	1.42	(g)	6.79	(g)	26
Class B
Six months ended 06/30/13	8.67	(0.04)	(0.37)	(0.41)	—	—	—	8.26	(4.73)	1,118	1.00	(e)	1.62	(e)	(1.00	)(e)	58
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00		2.27		2.13		14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	522	1.16		9.38		2.13		29
Class C
Six months ended 06/30/13	8.66	(0.04)	(0.37)	(0.41)	—	—	—	8.25	(4.73)	6,331	1.00	(e)	1.62	(e)	(1.00	)(e)	58
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00		2.27		2.13		14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	597	1.16		9.38		2.13		29
Class CX
Six months ended 06/30/13	8.65	(0.04)	(0.37)	(0.41)	—	—	—	8.24	(4.74)	513	1.00	(e)	1.62	(e)	(1.00	)(e)	58
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00		1.82		1.94		4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00		2.27		2.13		14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00	(g)	2.17	(g)	6.04	(g)	26
Class R
Six months ended 06/30/13	8.72	(0.02)	(0.37)	(0.39)	—	—	—	8.33	(4.47)	8,813	0.50	(e)	1.12	(e)	(0.50	)(e)	58
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50		1.32		2.44		4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50		1.77		2.63		14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50		2.19		6.54		26
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58		4.39		7.44		214
Year ended 12/31/08	9.82	0.21	(3.78)	(3.57)	(0.14)	(0.04)	(0.18)	6.07	(36.27)	432	0.66		8.88		2.63		29
Class RX
Six months ended 06/30/13	8.72	(0.02)	(0.37)	(0.39)	—	—	—	8.33	(4.47)	809	0.50	(e)	1.12	(e)	(0.50	)(e)	58
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50		1.32		2.44		4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50		1.77		2.63		14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50	(g)	1.67	(g)	6.54	(g)	26
Class Y
Six months ended 06/30/13	8.78	0.00	(0.37)	(0.37)	—	—	—	8.41	(4.21)	2,039	0.00	(e)	0.62	(e)	0.00	(e)	58
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00		0.82		2.94		4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00		1.27		3.13		14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00		1.69		7.04		26
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08		3.89		7.94		214
Year ended 12/31/08(f)	7.56	0.05	(1.32)	(1.27)	(0.16)	(0.04)	(0.20)	6.09	(16.73)	24	0.10	(g)	10.26	(g)	3.19	(g)	29
Class R5
Six months ended 06/30/13	8.78	0.00	(0.36)	(0.36)	—	—	—	8.42	(4.10)	18,664	0.00	(e)	0.46	(e)	0.00	(e)	58
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00		0.65		2.94		4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00		1.02		3.13		14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00		1.38		7.04		26
Year ended 12/31/09	6.09	0.53	1.18	1.71	(0.42)	—	(0.42)	7.38	28.13	11	0.08		3.49		7.94		214
Year ended 12/31/08	9.84	0.28	(3.82)	(3.54)	(0.17)	(0.04)	(0.21)	6.09	(35.94)	9	0.15		7.72		3.14		29
Class R6
Six months ended 06/30/13	8.78	0.00	(0.37)	(0.37)	—	—	—	8.41	(4.21)	859	0.00	(e)	0.37	(e)	0.00	(e)	58
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00	(g)	0.53	(g)	2.94	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.98%, 0.98%, 0.87%, 0.79%, 0.81% and 0.78% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $35,714, $3,924, $1,225, $6,807, $569, $8,668, $845, $2,110, $19,132 and $615 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date October 3, 2008 for Class Y shares; June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

34                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (loss) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$8.68	$(0.01)	$(0.43)	$(0.44)	$—	$—	$—	$8.24	(5.07)%	$14,575	0.25	%(e)	1.28	%(e)	(0.25	)%(e)	90%
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25		3.01		3.34		22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25		3.63		6.42		27
Year ended 12/31/09	5.87	0.45	1.19	1.64	(0.38)	—	(0.38)	7.13	27.92	2,533	0.32		7.20		6.87		214
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Class AX
Six months ended 06/30/13	8.69	(0.01)	(0.44)	(0.45)	—	—	—	8.24	(5.18)	1,175	0.25	(e)	1.28	(e)	(0.25	)(e)	90
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25		3.01		3.34		22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25	(g)	2.97	(g)	6.42	(g)	27
Class B
Six months ended 06/30/13	8.57	(0.04)	(0.42)	(0.46)	—	—	—	8.11	(5.37)	442	1.00	(e)	2.03	(e)	(1.00	)(e)	90
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00		2.32		1.87		4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00		3.76		2.59		22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00		4.38		5.67		27
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07		7.95		6.12		214
Year ended 12/31/08	9.75	0.11	(3.82)	(3.71)	(0.13)	(0.07)	(0.20)	5.84	(38.03)	214	1.17		11.85		1.35		27
Class C
Six months ended 06/30/13	8.59	(0.04)	(0.43)	(0.47)	—	—	—	8.12	(5.47)	4,002	1.00	(e)	2.03	(e)	(1.00	)(e)	90
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00		2.32		1.87		4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00		3.76		2.59		22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00		4.38		5.67		27
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07		7.95		6.12		214
Year ended 12/31/08	9.76	0.10	(3.81)	(3.71)	(0.13)	(0.07)	(0.20)	5.85	(37.99)	253	1.17		11.85		1.35		27
Class CX
Six months ended 06/30/13	8.58	(0.04)	(0.42)	(0.46)	—	—	—	8.12	(5.36)	122	1.00	(e)	2.03	(e)	(1.00	)(e)	90
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00		2.32		1.87		4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00		3.76		2.59		22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00	(g)	3.72	(g)	5.67	(g)	27
Class R
Six months ended 06/30/13	8.64	(0.02)	(0.43)	(0.45)	—	—	—	8.19	(5.21)	4,412	0.50	(e)	1.53	(e)	(0.50	)(e)	90
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50		1.82		2.37		4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50		3.26		3.09		22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50		3.88		6.17		27
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57		7.45		6.62		214
Year ended 12/31/08	9.77	0.14	(3.84)	(3.70)	(0.15)	(0.07)	(0.22)	5.85	(37.78)	275	0.67		11.35		1.85		27
Class RX
Six months ended 06/30/13	8.65	(0.02)	(0.43)	(0.45)	—	—	—	8.20	(5.20)	213	0.50	(e)	1.53	(e)	(0.50	)(e)	90
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50		1.82		2.37		4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50		3.26		3.09		22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50	(g)	3.22	(g)	6.17	(g)	27
Class Y
Six months ended 06/30/13	8.69	0.00	(0.43)	(0.43)	—	—	—	8.26	(4.95)	1,950	0.00	(e)	1.03	(e)	0.00	(e)	90
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00		1.32		2.87		4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00		2.76		3.59		22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00		3.38		6.67		27
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07		6.95		7.12		214
Year ended 12/31/08(f)	7.42	0.04	(1.35)	(1.31)	(0.17)	(0.07)	(0.24)	5.87	(17.57)	42	0.09	(g)	19.27	(g)	2.43	(g)	27
Class R5
Six months ended 06/30/13	8.70	0.00	(0.43)	(0.43)	—	—	—	8.27	(4.94)	10,927	0.00	(e)	0.77	(e)	0.00	(e)	90
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00		1.08		2.87		4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00		2.36		3.59		22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00		3.03		6.67		27
Year ended 12/31/09	5.87	0.44	1.22	1.66	(0.39)	—	(0.39)	7.14	28.32	21	0.06		6.36		7.13		214
Year ended 12/31/08	9.79	0.19	(3.86)	(3.67)	(0.18)	(0.07)	(0.25)	5.87	(37.42)	32	0.15		10.22		2.37		27
Class R6
Six months ended 06/30/13	8.71	0.00	(0.43)	(0.43)	—	—	—	8.28	(4.94)	233	0.00	(e)	0.68	(e)	0.00	(e)	90
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00	(g)	0.99	(g)	2.87	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.11%, 1.11%, 0.87%, 0.79%, 0.82% and 0.78% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,338, $1,292, $477, $4,181, $130, $4,183, $222, $1,724, $10,925 and $159 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date October 3, 2008 for Class Y shares; June 1, 2010 for Class AX, CX and RX shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

35                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013, through June 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$981.30	$1.23	$1,023.55	$1.25	0.25%
AX	1,000.00	981.20	1.23	1,023.55	1.25	0.25
B	1,000.00	977.70	4.90	1,019.84	5.01	1.00
C	1,000.00	977.70	4.90	1,019.84	5.01	1.00
CX	1,000.00	977.70	4.90	1,019.84	5.01	1.00
R	1,000.00	980.10	2.45	1,022.32	2.51	0.50
RX	1,000.00	980.10	2.45	1,022.32	2.51	0.50
Y	1,000.00	982.40	0.00	1,024.79	0.00	0.00
R5	1,000.00	982.40	0.00	1,024.79	0.00	0.00
R6	1,000.00	982.40	0.00	1,024.79	0.00	0.00

36                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$972.70	$1.22	$1,023.55	$1.25	0.25%
AX	1,000.00	972.70	1.22	1,023.55	1.25	0.25
B	1,000.00	970.20	4.89	1,019.84	5.01	1.00
C	1,000.00	970.20	4.89	1,019.84	5.01	1.00
CX	1,000.00	970.20	4.89	1,019.84	5.01	1.00
R	1,000.00	971.50	2.44	1,022.32	2.51	0.50
RX	1,000.00	971.50	2.44	1,022.32	2.51	0.50
Y	1,000.00	974.80	0.00	1,024.79	0.00	0.00
R5	1,000.00	974.90	0.00	1,024.79	0.00	0.00
R6	1,000.00	974.90	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$964.20	$1.22	$1,023.55	$1.25	0.25%
AX	1,000.00	964.20	1.22	1,023.55	1.25	0.25
B	1,000.00	961.70	4.86	1,019.84	5.01	1.00
C	1,000.00	960.60	4.86	1,019.84	5.01	1.00
CX	1,000.00	960.60	4.86	1,019.84	5.01	1.00
R	1,000.00	963.00	2.43	1,022.32	2.51	0.50
RX	1,000.00	963.00	2.43	1,022.32	2.51	0.50
Y	1,000.00	965.40	0.00	1,024.79	0.00	0.00
R5	1,000.00	965.50	0.00	1,024.79	0.00	0.00
R6	1,000.00	965.50	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$957.70	$1.21	$1,023.55	$1.25	0.25%
AX	1,000.00	956.60	1.21	1,023.55	1.25	0.25
B	1,000.00	952.70	4.84	1,019.84	5.01	1.00
C	1,000.00	952.70	4.84	1,019.84	5.01	1.00
CX	1,000.00	952.60	4.84	1,019.84	5.01	1.00
R	1,000.00	955.30	2.42	1,022.32	2.51	0.50
RX	1,000.00	955.30	2.42	1,022.32	2.51	0.50
Y	1,000.00	957.90	0.00	1,024.79	0.00	0.00
R5	1,000.00	959.00	0.00	1,024.79	0.00	0.00
R6	1,000.00	957.90	0.00	1,024.79	0.00	0.00

37                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$949.30	$1.21	$1,023.55	$1.25	0.25%
AX	1,000.00	948.20	1.21	1,023.55	1.25	0.25
B	1,000.00	946.30	4.83	1,019.84	5.01	1.00
C	1,000.00	945.30	4.82	1,019.84	5.01	1.00
CX	1,000.00	946.40	4.83	1,019.84	5.01	1.00
R	1,000.00	947.90	2.41	1,022.32	2.51	0.50
RX	1,000.00	948.00	2.41	1,022.32	2.51	0.50
Y	1,000.00	950.50	0.00	1,024.79	0.00	0.00
R5	1,000.00	950.60	0.00	1,024.79	0.00	0.00
R6	1,000.00	950.60	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2013, through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

38                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

39 Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2050+ Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three year period (there being no Index data for the five year period). The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least April 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing any Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources.

The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

40 Invesco Balanced-Risk Retirement Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                     IBRR-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco Allocation Funds

Invesco Conservative Allocation Fund

Nasdaq: A: CAAMX ¡ B: CMBAX

C: CACMX ¡ R: CMARX ¡ S: CMASX

Y: CAAYX ¡ R5: CMAIX

Invesco Growth Allocation Fund

Nasdaq: A: AADAX ¡ B: AAEBX

C: AADCX ¡ R: AADRX ¡ S: AADSX

Y: AADYX ¡ R5: AADIX

Invesco Moderate Allocation Fund

Nasdaq: A: AMKAX ¡ B: AMKBX

C: AMKCX ¡ R: AMKRX ¡ S: AMKSX

Y: ABKYX ¡ R5: AMLIX

2	Fund Performance

8	Letters to Shareholders

9	Schedule of Investments

13	Financial Statements

16	Notes to Financial Statements

24	Financial Highlights

28	Fund Expenses

30	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.09%
Class B Shares	-0.38
Class C Shares	-0.38
Class R Shares	-0.19
Class S Shares	0.00
Class Y Shares	0.00
Class R5 Shares	0.09
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Conservative Allocation Index■ (Style-Specific Index)	1.72
Lipper Mixed-Asset Target Allocation Conservative Funds Index♦ (Peer Group Index)	1.69

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, comprises the following indexes: the S&P 500, the MSCI EAFE ND and the Barclays U.S. Aggregate. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	3.78%
5 Years	2.99
1 Year	-0.25

Class B Shares
Inception (4/29/05)	3.74%
5 Years	3.05
1 Year	-0.28

Class C Shares
Inception (4/29/05)	3.75%
5 Years	3.43
1 Year	3.71

Class R Shares
Inception (4/29/05)	4.25%
5 Years	3.92
1 Year	5.20

Class S Shares
Inception	4.53%
5 Years	4.20
1 Year	5.55

Class Y Shares
Inception	4.61%
5 Years	4.34
1 Year	5.71

Class R5 Shares
Inception (4/29/05)	4.78%
5 Years	4.44
1 Year	5.83

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.14%, 1.89%, 1.89%, 1.39%, 1.04%, 0.89% and 0.86%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.65% for Invesco Conservative Allocation Fund.

3                        Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.84%
Class B Shares	3.54
Class C Shares	3.54
Class R Shares	3.77
Class S Shares	3.93
Class Y Shares	4.01
Class R5 Shares	4.08
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Growth Allocation Index■ (Style-Specific Index)	7.11
Lipper Multi-Cap Core Funds Index♦ (Peer Group Index)	13.22

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, comprises the S&P 500, the MSCI EAFE ND and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                        Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	4.78%
5 Years	1.93
1 Year	6.13

Class B Shares
Inception (4/30/04)	4.76%
5 Years	1.98
1 Year	6.47

Class C Shares
Inception (4/30/04)	4.66%
5 Years	2.34
1 Year	10.47

Class R Shares
Inception (4/30/04)	5.19%
5 Years	2.85
1 Year	12.04

Class S Shares
Inception	5.48%
5 Years	3.18
1 Year	12.39

Class Y Shares
Inception	5.57%
5 Years	3.35
1 Year	12.56

Class R5 Shares
Inception (4/30/04)	5.77%
5 Years	3.43
1 Year	12.73

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.32%, 2.07%, 2.07%, 1.57%, 1.22%, 1.07% and 0.93%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.77% for Invesco Growth Allocation Fund.

5                        Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.03%
Class B Shares	1.60
Class C Shares	1.69
Class R Shares	1.86
Class S Shares	2.03
Class Y Shares	2.12
Class R5 Shares	2.11
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Moderate Allocation Index■ (Style-Specific Index)	4.81
Lipper Mixed-Asset Target Allocation Moderate Funds Index♦ (Peer Group Index)	4.86

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, comprises the S&P 500, the MSCI EAFE ND and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                        Invesco Allocation Funds

Average Annual Total Returns

As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	4.74%
5 Years	3.35
1 Year	3.17

Class B Shares
Inception (4/30/04)	4.72%
5 Years	3.40
1 Year	3.30

Class C Shares
Inception (4/30/04)	4.62%
5 Years	3.75
1 Year	7.40

Class R Shares
Inception (4/30/04)	5.14%
5 Years	4.26
1 Year	8.82

Class S Shares
Inception	5.42%
5 Years	4.58
1 Year	9.19

Class Y Shares
Inception	5.52%
5 Years	4.77
1 Year	9.34

Class R5 Shares
Inception (4/30/04)	5.67%
5 Years	4.77
1 Year	9.38

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit
invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.20%, 1.95%, 1.95%, 1.45%, 1.10%, 0.95% and 0.85%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.72% for Invesco Moderate Allocation Fund.

7                        Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

8                        Invesco Allocation Funds

Schedule of Investments

June 30, 2013

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–99.98%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–13.10%
Invesco Balanced-Risk Allocation Fund	6.17%	$31,692,331	$546,469	$(10,571,222)	$(1,541,716)	$1,025,695	$—	1,740,869	$21,151,557
Invesco Balanced-Risk Commodity Strategy Fund	3.82%	12,458,490	3,256,703	(199,756)	(2,421,969)	(14,339)	—	1,520,829	13,079,129
Invesco Global Markets Strategy Fund(b)	3.11%	—	11,020,223	(117,045)	(239,155)	248	—	1,045,517	10,664,271
Total Asset Allocation Funds		44,150,821	14,823,395	(10,888,023)	(4,202,840)	1,011,604	—	4,307,215	44,894,957

Domestic Equity Funds–19.40%
Invesco American Franchise Fund	1.98%	12,692,655	223,474	(7,003,461)	(611,562)	1,480,127	981	490,328	6,781,233
Invesco Charter Fund	3.00%	9,207,489	544,463	(701,512)	1,086,091	147,621	—	492,300	10,284,152
Invesco Comstock Fund	2.03%	8,576,123	161,571	(2,981,697)	392,534	797,418	63,409	334,745	6,945,949
Invesco Diversified Dividend Fund	3.99%	14,082,019	242,406	(2,478,432)	1,277,593	538,507	135,293	890,038	13,662,093
Invesco Endeavor Fund	2.09%	7,260,880	256,152	(1,393,137)	770,864	264,471	—	350,255	7,159,230
Invesco Growth and Income Fund	2.67%	7,098,486	1,506,512	(765,710)	1,111,484	204,656	71,646	373,690	9,155,428
Invesco Small Cap Equity Fund	1.79%	6,041,379	217,656	(991,517)	594,815	257,068	—	383,181	6,119,401
PowerShares Fundamental Pure Large Growth Portfolio–ETF	1.85%	—	6,431,482	(416,682)	319,895	24,693	77,629	255,100	6,359,388
Total Domestic Equity Funds		64,959,031	9,583,716	(16,732,148)	4,941,714	3,714,561	348,958	3,569,637	66,466,874

Fixed-Income Funds–54.23%
Invesco Core Plus Bond Fund	24.56%	82,109,944	5,699,842	(4,451)	(3,631,892)	(28)	1,397,877	7,993,677	84,173,415
Invesco Emerging Market Local Currency Debt Fund	3.18%	11,260,263	1,178,895	(386,302)	(1,146,132)	(11,681)	260,751	1,194,632	10,895,043
Invesco Floating Rate Fund	5.54%	18,394,352	790,302	(297,257)	91,513	(2,320)	449,405	2,399,063	18,976,590
Invesco High Yield Fund	4.86%	16,825,625	635,484	(401,994)	(407,355)	20,094	502,965	3,850,313	16,671,854
Invesco Premium Income Fund	3.90%	13,315,136	1,185,303	(225,775)	(923,497)	19,399	371,168	1,337,057	13,370,566
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.19%	40,437,040	5,024,450	(881,133)	(2,792,791)	(22,337)	466,293	1,370,700	41,765,229
Total Fixed-Income Funds		182,342,360	14,514,276	(2,196,912)	(8,810,154)	3,127	3,448,459	18,145,442	185,852,697

Foreign Equity Funds–10.62%
Invesco Developing Markets Fund	3.08%	11,156,919	561,679	(589,970)	(632,197)	57,451	—	329,192	10,553,882
Invesco International Core Equity Fund	—%	14,368,042	—	(13,768,803)	(1,029,492)	1,488,992	—	—	—
Invesco International Growth Fund	3.64%	12,701,281	269,871	(719,903)	120,659	104,245	—	420,214	12,476,153
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	3.90%	—	14,454,461	(680,262)	(416,173)	14,998	145,276	363,200	13,373,024
Total Foreign Equity Funds		38,226,242	15,286,011	(15,758,938)	(1,957,203)	1,665,686	145,276	1,112,606	36,403,059

Real Estate Funds–1.91%
Invesco Global Real Estate Fund	1.91%	6,801,953	630,291	(941,309)	(134,323)	176,385	64,445	558,853	6,532,997

Money Market Funds–0.72%
Liquid Assets Portfolio–Institutional Class	0.36%	530,265	19,612,356	(18,919,553)	—	—	680	1,223,068	1,223,068
Premier Portfolio–Institutional Class	0.36%	530,266	19,612,357	(18,919,554)	—	—	380	1,223,069	1,223,069
Total Money Market Funds		1,060,531	39,224,713	(37,839,107)	—	—	1,060	2,446,137	2,446,137
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $318,162,400)	99.98%	$337,540,938	$94,062,402	$(84,356,437)	$(10,162,806)	$6,571,363 (c)	$4,008,198		$342,596,721
OTHER ASSETS LESS LIABILITIES	0.02%								79,902
NET ASSETS	100.00%								$342,676,623

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $1,058,739 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2013

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–21.48%
Invesco Balanced-Risk Allocation Fund	10.46%	$138,360,305	$2,466,191	$(44,040,593)	$(8,793,515)	$6,482,495	$—	7,775,711	$94,474,883
Invesco Balanced-Risk Commodity Strategy Fund	5.75%	48,393,959	13,537,937	(254,285)	(9,721,837)	(3,206)	—	6,040,996	51,952,568
Invesco Global Markets Strategy Fund(b)	5.27%	—	48,738,362	(79,806)	(1,072,574)	1,428	—	4,665,432	47,587,410
Total Asset Allocation Funds		186,754,264	64,742,490	(44,374,684)	(19,587,926)	6,480,717	—	18,482,139	194,014,861

Domestic Equity Funds–43.22%
Invesco American Franchise Fund	4.40%	73,055,121	431,312	(38,807,464)	(1,261,897)	6,296,127	5,742	2,871,526	39,713,199
Invesco Charter Fund	6.69%	52,806,575	4,383,550	(3,965,798)	6,195,593	978,488	—	2,891,259	60,398,408
Invesco Comstock Fund	4.53%	49,376,152	372,734	(15,731,163)	2,715,770	4,208,870	372,734	1,973,126	40,942,363
Invesco Diversified Dividend Fund	8.85%	81,206,700	792,895	(12,622,029)	7,751,900	2,854,432	792,895	5,210,677	79,983,898
Invesco Endeavor Fund	4.65%	41,931,648	525,303	(6,595,966)	4,356,221	1,767,242	—	2,054,034	41,984,448
Invesco Growth and Income Fund	5.97%	40,861,308	9,919,020	(4,509,941)	6,429,652	1,248,224	421,370	2,201,970	53,948,263
Invesco Small Cap Equity Fund	3.98%	34,702,602	732,225	(4,427,647)	3,869,781	1,102,015	—	2,252,910	35,978,976
PowerShares Fundamental Pure Large Growth Portfolio–ETF	4.15%	—	37,906,043	(2,398,427)	1,887,646	130,362	457,986	1,505,300	37,525,624
Total Domestic Equity Funds		373,940,106	55,063,082	(89,058,435)	31,944,666	18,585,760	2,050,727	20,960,802	390,475,179

Fixed-Income Funds–6.88%
Invesco Premium Income Fund	6.88%	60,457,841	6,784,952	(967,783)	(4,223,625)	54,018	1,713,685	6,210,540	62,105,403

Foreign Equity Funds–23.70%
Invesco Developing Markets Fund	6.86%	64,369,718	3,112,985	(2,070,405)	(3,606,195)	202,243	—	1,934,134	62,008,346
Invesco International Core Equity Fund	—%	82,819,970	—	(79,614,532)	6,338,383	(3,687,671)	—	—	—
Invesco International Growth Fund	8.14%	73,190,858	1,025,506	(1,919,054)	1,302,040	(49,991)	—	2,477,244	73,549,359
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	8.70%	—	84,770,457	(3,860,000)	(2,447,452)	85,101	853,359	2,133,300	78,548,106
Total Foreign Equity Funds		220,380,546	88,908,948	(87,463,991)	1,586,776	(3,450,318)	853,359	6,544,678	214,105,811

Real Estate Funds–4.27%
Invesco Global Real Estate Fund	4.27%	39,085,902	3,302,928	(4,031,966)	566,657	(336,719)	378,951	3,300,839	38,586,802

Money Market Funds–0.52%
Liquid Assets Portfolio–Institutional Class	0.26%	1,627,557	117,007,960	(116,272,478)	—	—	1,674	2,363,039	2,363,039
Premier Portfolio–Institutional Class	0.26%	1,627,557	117,007,960	(116,272,478)	—	—	990	2,363,039	2,363,039
Total Money Market Funds		3,255,114	234,015,920	(232,544,956)	—	—	2,664	4,726,078	4,726,078
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $779,224,972)	100.07%	$883,873,773	$452,818,320	$(458,441,815)	$10,286,548	$21,333,458 (c)	$4,999,386		$904,014,134
OTHER ASSETS LESS LIABILITIES	(0.07)%								(623,479)
NET ASSETS	100.00%								$903,390,655

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $5,856,150 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2013

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–99.91%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Asset Allocation Funds–17.03%
Invesco Balanced-Risk Allocation Fund	8.15%	$98,781,435	$2,011,946	$(31,841,761)	$(4,993,191)	$3,311,316	$—	5,536,605	$67,269,745
Invesco Balanced-Risk Commodity Strategy Fund	4.78%	36,859,194	10,267,178	(308,168)	(7,336,259)	(16,431)	—	4,589,013	39,465,514
Invesco Global Markets Strategy Fund(b)	4.10%	—	34,747,954	(98,939)	(764,537)	(584)	—	3,321,950	33,883,894
Total Asset Allocation Funds		135,640,629	47,027,078	(32,248,868)	(13,093,987)	3,294,301	—	13,447,568	140,619,153

Domestic Equity Funds–31.58%
Invesco American Franchise Fund	3.21%	48,931,729	982,816	(26,791,750)	(1,884,391)	5,255,752	3,831	1,915,702	26,494,156
Invesco Charter Fund	4.88%	35,206,353	2,870,778	(2,548,192)	4,169,839	630,530	—	1,930,556	40,329,308
Invesco Comstock Fund	3.30%	32,906,888	719,529	(11,012,224)	1,709,440	2,922,016	248,872	1,313,043	27,245,649
Invesco Diversified Dividend Fund	6.49%	54,455,042	814,871	(8,820,773)	5,128,795	1,987,715	535,389	3,489,619	53,565,650
Invesco Endeavor Fund	3.40%	28,059,676	1,040,651	(5,138,860)	2,931,344	1,150,984	—	1,372,006	28,043,795
Invesco Growth and Income Fund	4.35%	27,371,843	6,095,870	(2,661,435)	4,425,086	718,937	282,774	1,467,359	35,950,301
Invesco Small Cap Equity Fund	2.91%	23,254,585	739,549	(3,243,335)	2,557,968	747,160	—	1,506,320	24,055,927
PowerShares Fundamental Pure Large Growth Portfolio–ETF	3.04%	—	25,188,116	(1,421,292)	1,263,530	88,106	306,575	1,007,600	25,118,460
Total Domestic Equity Funds		250,186,116	38,452,180	(61,637,861)	20,301,611	13,501,200	1,377,441	14,002,205	260,803,246

Fixed-Income Funds–30.34%
Invesco Core Plus Bond Fund	9.18%	72,668,293	6,497,330	(52,797)	(3,265,454)	(241)	1,254,775	7,202,956	75,847,131
Invesco Emerging Market Local Currency Debt Fund	2.38%	19,897,071	2,327,547	(513,505)	(2,071,979)	(12,054)	467,371	2,152,092	19,627,080
Invesco Floating Rate Fund	3.11%	24,343,755	1,583,966	(363,816)	124,119	(8,976)	605,010	3,246,403	25,679,048
Invesco High Yield Fund	3.65%	29,779,667	1,563,829	(530,144)	(725,966)	17,750	901,055	6,952,687	30,105,136
Invesco Premium Income Fund	5.89%	47,384,733	4,809,623	(295,534)	(3,309,055)	25,393	1,340,581	4,861,516	48,615,160
PowerShares 1-30 Laddered Treasury Portfolio-ETF	6.13%	48,192,580	6,172,136	(350,972)	(3,398,470)	(4,604)	565,746	1,661,000	50,610,670
Total Fixed-Income Funds		242,266,099	22,954,431	(2,106,768)	(12,646,805)	17,268	5,134,538	26,076,654	250,484,225

Foreign Equity Funds–17.33%
Invesco Developing Markets Fund	5.02%	42,991,251	2,466,372	(1,756,326)	(2,452,094)	171,287	—	1,291,968	41,420,490
Invesco International Core Equity Fund	—%	55,414,538	—	(53,259,026)	(512,032)	2,285,511	—	—	—
Invesco International Growth Fund	5.95%	49,018,310	1,274,112	(1,966,753)	579,768	260,850	—	1,655,988	49,166,287
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	6.36%	—	56,448,795	(2,371,199)	(1,606,144)	52,278	566,873	1,426,500	52,523,730
Total Foreign Equity Funds		147,424,099	60,189,279	(59,353,304)	(3,990,502)	2,769,926	566,873	4,374,456	143,110,507

Real Estate Funds–3.13%
Invesco Global Real Estate Fund	3.13%	26,119,490	2,236,338	(2,675,375)	(379,629)	520,092	253,236	2,208,804	25,820,916

Money Market Funds–0.50%
Liquid Assets Portfolio–Institutional Class	0.25%	636,041	58,482,801	(57,048,550)	—	—	1,711	2,070,292	2,070,292
Premier Portfolio–Institutional Class	0.25%	636,041	58,482,801	(57,048,550)	—	—	976	2,070,292	2,070,292
Total Money Market Funds		1,272,082	116,965,602	(114,097,100)	—	—	2,687	4,140,584	4,140,584
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $739,168,317)	99.91%	$802,908,515	$287,824,908	$(272,119,276)	$(9,809,312)	$20,102,787 (c)	$7,334,775		$824,978,631
OTHER ASSETS LESS LIABILITIES	0.09%								732,293
NET ASSETS	100.00%								$825,710,924

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $3,928,991 of proceeds from sales of transfers in kind from Invesco International Core Equity Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2013

(Unaudited)

Invesco Conservative Allocation Fund

Asset Class	Target Allocation Range	% of Total Net Assets As of 6/30/13
Intermediate Term Taxable Investment Grade	24.52%	24.56%
Taxable Non Investment Grade	14.36	14.30
Balanced Risk	10.30	9.99
Large Cap Value	8.54	8.69
International/Global Blend	4.00	3.90
Large Cap Growth	3.85	3.83
Inernational/Global Growth	3.68	3.64
Emerging Markets Fixed Income	3.27	3.18
Absolute Return	3.20	3.11
Emerging Markets	3.20	3.08
Large Cap Blend	2.97	3.00
Mid Cap Blend	2.08	2.09
Global Real Estate	1.92	1.91
Small Cap Blend	1.76	1.79
Cash Equivalents Plus Other Assets Less Liabilities	12.35	12.93

Invesco Growth Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/13
Large Cap Value	18.94%	19.35%
Balanced Risk	16.70	16.21
International/Global Blend	8.88	8.70
Large Cap Growth	8.56	8.55
International/Global Growth	8.17	8.14
Emerging Markets	7.10	6.86
Taxable Non Investment grade	7.00	6.88
Large Cap Blend	6.58	6.69
Absolute Return	5.30	5.27
Mid Cap Blend	4.62	4.65
Global Real Estate	4.26	4.27
Small Cap Blend	3.91	3.98
Cash Equivalents Plus Other Assets Less Liabilities	0.00	0.45

*	Percentage may not equal 100% due to rounding.

Invesco Moderate Allocation Fund

Asset Class	Target Allocation Range	% of Total Net Assets As of 6/30/13
Large Cap Value	13.87%	14.14%
Balanced risk	13.30	12.93
Taxable Non Investment Grade	12.71	12.65
Intermediate Term Taxable Investment grade	9.15	9.18
International/Global Blend	6.50	6.36
Large Cap Growth	6.27	6.25
International/Global Growth	5.98	5.95
Emerging Markets	5.20	5.02
Large Cap Blend	4.82	4.88
Absolute Return	4.20	4.10
Mid Cap Blend	3.38	3.40
Global Real Estate	3.12	3.13
Small Cap Blend	2.86	2.91
Emerging Markets Fixed Income	2.44	2.38
Cash Equivalents Plus Other Assets Less Liabilities	6.20	6.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$342,596,721	$904,014,134	$824,978,631
Receivable for:
Fund shares sold	807,708	1,044,959	2,522,055
Dividends — affiliated underlying funds	392,490	224	461,231
Investment for trustee deferred compensation and retirement plans	42,298	51,967	37,182
Other assets	128,549	64,710	74,585
Total assets	343,967,766	905,175,994	828,073,684

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	392,095	—	460,666
Fund shares reacquired	573,238	917,009	1,209,835
Accrued fees to affiliates	248,957	642,436	513,068
Accrued trustees’ and officers’ fees and benefits	1,128	966	925
Accrued other operating expenses	—	67,374	51,599
Trustee deferred compensation and retirement plans	75,725	157,554	126,667
Total liabilities	1,291,143	1,785,339	2,362,760
Net assets applicable to shares outstanding	$342,676,623	$903,390,655	$825,710,924

Net assets consist of:
Shares of beneficial interest	$340,316,996	$981,043,513	$818,143,047
Undistributed net investment income	3,152,451	2,551,458	5,143,619
Undistributed net realized gain (loss)	(25,227,145)	(204,993,478)	(83,386,056)
Unrealized appreciation	24,434,321	124,789,162	85,810,314
	$342,676,623	$903,390,655	$825,710,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2013

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$235,459,209	$623,510,706	$568,052,204
Class B	$25,673,432	$87,548,831	$67,340,190
Class C	$66,633,581	$134,760,058	$129,211,273
Class R	$8,948,989	$23,349,239	$22,163,434
Class S	$2,775,036	$30,729,251	$34,973,567
Class Y	$3,142,046	$3,167,677	$3,769,541
Class R5	$44,330	$324,893	$200,715

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,032,372	50,109,070	49,200,022
Class B	2,432,012	7,125,378	5,874,919
Class C	6,299,808	10,966,009	11,279,795
Class R	840,411	1,882,937	1,923,758
Class S	259,352	2,470,234	3,030,112
Class Y	294,346	254,667	326,024
Class R5	4,128	25,970	17,322
Class A:
Net asset value per share	$10.69	$12.44	$11.55
Maximum offering price per share (Net asset value of ÷ 94.50%)	$11.31	$13.16	$12.22
Class B:
Net asset value and offering price per share	$10.56	$12.29	$11.46
Class C:
Net asset value and offering price per share	$10.58	$12.29	$11.46
Class R:
Net asset value and offering price per share	$10.65	$12.40	$11.52
Class S:
Net asset value and offering price per share	$10.70	$12.44	$11.54
Class Y:
Net asset value and offering price per share	$10.67	$12.44	$11.56
Class R5:
Net asset value and offering price per share	$10.74	$12.51	$11.59
Cost of Investments in affiliated underlying funds	$318,162,400	$779,224,972	$739,168,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$4,008,198	$4,999,386	$7,334,775

Expenses:
Administrative services fees	54,492	119,720	110,322
Custodian fees	4,405	6,487	4,969
Distribution fees:
Class A	293,808	779,048	703,374
Class B	144,479	473,164	378,255
Class C	327,188	674,066	643,547
Class R	22,799	59,528	55,443
Class S	2,128	23,878	27,542
Transfer agent fees — A, B, C, R, S and Y	260,797	895,988	596,584
Transfer agent fees — R5	17	129	155
Trustees’ and officers’ fees and benefits	19,882	30,524	28,924
Other	107,119	124,763	133,280
Total expenses	1,237,114	3,187,295	2,682,395
Less: Expense offset arrangement(s)	(767)	(3,133)	(2,183)
Net expenses	1,236,347	3,184,162	2,680,212
Net investment income	2,771,851	1,815,224	4,654,563

Realized and unrealized gain (loss) from:
Net realized gain from:
Net realized gain on sales of affiliated underlying fund shares	6,571,363	21,333,458	20,102,787
Foreign currencies	8,378	48,046	32,103
	6,579,741	21,381,504	20,134,890
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(10,162,806)	10,286,548	(9,809,312)
Net gain (loss) from affiliated underlying funds	(3,583,065)	31,668,052	10,325,578
Net increase (decrease) in net assets resulting from operations	$(811,214)	$33,483,276	$14,980,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes In Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund		Invesco Moderate Allocation Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income	$2,771,851	$7,520,509	$1,815,224	$11,807,134	$4,654,563	$14,842,077
Net realized gain	6,579,741	3,309,918	21,381,504	14,198,631	20,134,890	11,562,446
Change in net unrealized appreciation (depreciation)	(10,162,806)	22,489,142	10,286,548	91,229,929	(9,809,312)	68,460,231
Net increase (decrease) in net assets resulting from operations	(811,214)	33,319,569	33,483,276	117,235,694	14,980,141	94,864,754

Distributions to shareholders from net investment income:
Class A	—	(7,648,747)	—	(15,644,861)	—	(19,979,574)
Class B	—	(836,442)	—	(1,864,476)	—	(2,442,144)
Class C	—	(1,668,782)	—	(2,484,578)	—	(3,692,988)
Class R	—	(280,424)	—	(537,111)	—	(706,003)
Class S	—	(99,121)	—	(867,434)	—	(1,394,591)
Class Y	—	(107,199)	—	(73,643)	—	(132,600)
Class R5	—	(865)	—	(5,804)	—	(17,292)
Total distributions from net investment income	—	(10,641,580)	—	(21,477,907)	—	(28,365,192)

Share transactions–net:
Class A	7,340,958	12,270,308	2,497,763	(21,918,931)	19,951,175	13,170,268
Class B	(5,408,307)	(6,263,467)	(12,850,174)	(25,202,878)	(14,227,251)	(21,080,133)
Class C	4,100,144	2,354,652	(859,019)	(7,864,664)	3,808,775	(1,731,268)
Class R	123,408	(5,973)	(272,561)	(1,745,700)	1,229,003	980,867
Class S	(89,058)	111,476	(2,345,076)	(2,090,121)	(2,476,674)	(1,706,327)
Class Y	158,161	1,696,669	510,110	(323,419)	385,235	1,283,454
Class R5	21,837	(59,424)	109,528	162,813	(256,276)	(771,577)
Net increase (decrease) in net assets resulting from share transactions	6,247,143	10,104,241	(13,209,429)	(58,982,900)	8,413,987	(9,854,716)
Net increase in net assets	5,435,929	32,782,230	20,273,847	36,774,887	23,394,128	56,644,846

Net assets:
Beginning of period	337,240,694	304,458,464	883,116,808	846,341,921	802,316,796	745,671,950
End of period*	$342,676,623	$337,240,694	$903,390,655	$883,116,808	$825,710,924	$802,316,796
* Includes accumulated undistributed net investment income	$3,152,451	$380,600	$2,551,458	$736,234	$5,143,619	$489,056

Notes to Financial Statements

June 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The investment objectives of the Funds are: to provide total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

16                         Invesco Allocation Funds

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) or exchange-traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

17                         Invesco Allocation Funds

bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through June 30, 2014, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Class R5
Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether each Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

18                         Invesco Allocation Funds

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S and Class R5 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C
Invesco Conservative Allocation Fund	$90,151	$39	$13,534	$2,919
Invesco Growth Allocation Fund	184,619	346	34,026	4,769
Invesco Moderate Allocation Fund	210,726	1,052	35,036	8,713

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$767
Invesco Growth Allocation Fund	3,133
Invesco Moderate Allocation Fund	2,183

19                         Invesco Allocation Funds

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2012 which expires as follows:

Capital Loss Carryforward*
	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2015	$—	$—	$—	$1,230,807	$—	$1,230,807	$—	$—	$—
December 31, 2016	6,775,642	—	6,775,642	40,303,777	—	40,303,777	3,194,686	—	3,194,686
December 31, 2017	7,575,122	—	7,575,122	102,584,789	—	102,584,789	36,934,284	—	36,934,284
December 31, 2018	9,084,099	—	9,084,099	67,427,108	—	67,427,108	51,386,784	—	51,386,784

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into Invesco Conservative Allocation Fund (formerly Invesco Moderately Conservative Allocation Fund); Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund into Invesco Growth Allocation Fund; Invesco Van Kampen Asset Allocation Moderate Fund into Invesco Moderate Allocation Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2013*		At June 30, 2013
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$54,837,689	$46,517,330	$326,534,423	$20,296,783	$(4,234,485)	$16,062,298
Invesco Growth Allocation Fund	218,802,400	225,896,859	794,053,473	121,981,248	(12,020,587)	109,960,661
Invesco Moderate Allocation Fund	170,859,306	158,022,176	751,160,222	87,103,502	(13,285,093)	73,818,409

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

20                         Invesco Allocation Funds

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	2,673,217	$29,236,070	4,546,179	$48,358,668
Class B	88,923	966,694	294,544	3,098,376
Class C	1,135,199	12,307,331	1,346,787	14,120,355
Class R	110,395	1,204,332	249,040	2,616,894
Class S	4,095	44,823	23,341	247,431
Class Y	34,411	374,919	274,424	2,884,676
Class R5	1,976	21,837	—	—

Issued as reinvestment of dividends:
Class A	—	—	674,967	7,188,400
Class B	—	—	73,932	781,467
Class C	—	—	149,106	1,579,029
Class R	—	—	26,381	280,424
Class S	—	—	9,109	97,103
Class Y	—	—	9,660	102,692

Automatic conversion of Class B shares to Class A shares:
Class A	232,485	2,546,576	373,574	3,972,822
Class B	(234,958)	(2,546,576)	(378,561)	(3,972,822)

Reacquired:
Class A	(2,238,503)	(24,441,688)	(4,459,184)	(47,249,582)
Class B	(353,769)	(3,828,425)	(587,622)	(6,170,488)
Class C	(757,163)	(8,207,187)	(1,270,437)	(13,344,732)
Class R	(98,791)	(1,080,924)	(272,058)	(2,903,291)
Class S	(12,292)	(133,881)	(21,973)	(233,058)
Class Y	(20,022)	(216,758)	(122,267)	(1,290,699)
Class R5	—	—	(5,540)	(59,424)
Net increase in share activity	565,203	$6,247,143	933,402	$10,104,241

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,207,480	$52,952,378	5,825,149	$67,963,557
Class B	87,918	1,089,962	145,644	1,672,825
Class C	1,093,646	13,627,951	1,450,212	16,663,075
Class R	187,659	2,348,417	412,240	4,779,583
Class S	98,009	1,226,263	211,191	2,456,852
Class Y	79,906	995,664	32,751	382,804
Class R5	8,968	116,010	13,954	167,418

Issued as reinvestment of dividends:
Class A	—	—	1,286,839	15,261,907
Class B	—	—	154,395	1,815,684
Class C	—	—	204,610	2,406,212
Class R	—	—	45,402	537,103
Class S	—	—	73,201	867,434
Class Y	—	—	5,751	68,084
Class R5	—	—	460	5,474

Automatic conversion of Class B shares to Class A shares:
Class A	610,859	7,689,053	1,007,572	11,805,258
Class B	(617,495)	(7,689,053)	(1,019,345)	(11,805,258)

Reacquired:
Class A	(4,623,037)	(58,143,668)	(10,043,962)	(116,949,653)
Class B	(502,984)	(6,251,083)	(1,474,978)	(16,886,129)
Class C	(1,166,378)	(14,486,970)	(2,344,256)	(26,933,951)
Class R	(208,231)	(2,620,978)	(600,190)	(7,062,386)
Class S	(284,847)	(3,571,339)	(463,403)	(5,414,407)
Class Y	(38,696)	(485,554)	(66,207)	(774,307)
Class R5	(508)	(6,482)	(858)	(10,079)
Net increase (decrease) in share activity	(1,067,731)	$(13,209,429)	(5,143,828)	$(58,982,900)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	5,601,366	$65,750,342	7,481,234	$83,710,897
Class B	129,933	1,526,850	317,478	3,502,321
Class C	1,655,415	19,374,456	1,581,941	17,538,747
Class R	326,970	3,827,440	413,876	4,581,033
Class S	73,349	858,310	257,468	2,878,725
Class Y	68,076	802,497	184,207	2,055,080
Class R5	4,106	48,329	41,661	461,630

Issued as reinvestment of dividends:
Class A	—	—	1,701,207	19,121,562
Class B	—	—	211,217	2,367,746
Class C	—	—	317,485	3,555,835
Class R	—	—	62,042	696,735
Class S	—	—	124,086	1,393,489
Class Y	—	—	8,331	93,639
Class R5	—	—	1,489	16,777

Automatic conversion of Class B shares to Class A shares:
Class A	786,265	9,236,921	1,070,655	12,038,704
Class B	(790,717)	(9,236,921)	(1,078,355)	(12,038,704)

Reacquired:
Class A	(4,689,054)	(55,036,088)	(9,101,222)	(101,700,895)
Class B	(557,887)	(6,517,180)	(1,346,797)	(14,911,496)
Class C	(1,329,511)	(15,565,681)	(2,066,188)	(22,825,850)
Class R	(220,605)	(2,598,437)	(383,832)	(4,296,901)
Class S	(282,989)	(3,334,984)	(535,835)	(5,978,541)
Class Y	(35,167)	(417,262)	(77,617)	(865,265)
Class R5	(25,859)	(304,605)	(110,631)	(1,249,984)
Net increase (decrease) in share activity	713,691	$8,413,987	(926,100)	$(9,854,716)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 21% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

23                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$10.70	$0.10	$(0.11)	$(0.01)	$—	$—	$—	$10.69	(0.09)%	$235,459	0.51	%(e)	0.51	%(e)	1.82	%(e)	14%
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	—	(0.37)	10.70	11.28	228,512	0.46		0.49		2.55		9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	—	(0.36)	9.95	3.77	201,299	0.39		0.53		3.26		27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	—	(0.28)	9.94	9.33	46,954	0.39		0.73		3.04		70
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	—	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Year ended 12/31/08	11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Class B
Six months ended 06/30/13	10.60	0.06	(0.10)	(0.04)	—	—	—	10.56	(0.38)	25,673	1.26	(e)	1.26	(e)	1.07	(e)	14
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	—	(0.29)	10.60	10.33	31,090	1.21		1.24		1.80		9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	—	(0.31)	9.87	3.06	34,832	1.14		1.28		2.51		27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	—	(0.20)	9.88	8.45	9,032	1.14		1.48		2.29		70
Year ended 12/31/09	8.31	0.26	1.11	1.37	(0.38)	—	(0.38)	9.30	16.46	9,129	1.14		1.46		2.91		26
Year ended 12/31/08	11.16	0.38	(2.80)	(2.42)	(0.32)	(0.11)	(0.43)	8.31	(21.69)	8,897	1.14		1.38		3.70		28
Class C
Six months ended 06/30/13	10.63	0.06	(0.11)	(0.05)	—	—	—	10.58	(0.47)	66,634	1.26	(e)	1.26	(e)	1.07	(e)	14
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	—	(0.29)	10.63	10.41	62,919	1.21		1.24		1.80		9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	—	(0.31)	9.89	3.05	56,322	1.14		1.28		2.51		27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	—	(0.20)	9.90	8.43	14,494	1.14		1.48		2.29		70
Year ended 12/31/09	8.33	0.26	1.11	1.37	(0.38)	—	(0.38)	9.32	16.42	14,731	1.14		1.46		2.91		26
Year ended 12/31/08	11.17	0.37	(2.78)	(2.41)	(0.32)	(0.11)	(0.43)	8.33	(21.57)	13,118	1.14		1.38		3.70		28
Class R
Six months ended 06/30/13	10.67	0.08	(0.10)	(0.02)	—	—	—	10.65	(0.19)	8,949	0.76	(e)	0.76	(e)	1.57	(e)	14
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	—	(0.34)	10.67	10.92	8,845	0.71		0.74		2.30		9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	—	(0.34)	9.93	3.60	8,197	0.64		0.78		3.01		27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	—	(0.25)	9.92	8.96	3,241	0.64		0.98		2.79		70
Year ended 12/31/09	8.34	0.30	1.12	1.42	(0.42)	—	(0.42)	9.34	17.05	2,580	0.64		0.96		3.41		26
Year ended 12/31/08	11.21	0.42	(2.81)	(2.39)	(0.37)	(0.11)	(0.48)	8.34	(21.31)	1,552	0.64		0.88		4.20		28
Class S
Six months ended 06/30/13	10.70	0.10	(0.10)	0.00	—	—	—	10.70	0.00	2,775	0.41	(e)	0.41	(e)	1.92	(e)	14
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	—	(0.38)	10.70	11.27	2,864	0.36		0.39		2.65		9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	—	(0.15)	9.96	0.24	2,560	0.29	(g)	0.43	(g)	3.36	(g)	27
Class Y
Six months ended 06/30/13	10.67	0.11	(0.11)	0.00	—	—	—	10.67	0.00	3,142	0.26	(e)	0.26	(e)	2.07	(e)	14
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	—	(0.40)	10.67	11.46	2,987	0.21		0.24		2.80		9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	—	(0.38)	9.93	3.94	1,173	0.14		0.28		3.51		27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	—	(0.30)	9.92	9.49	41	0.14		0.48		3.29		70
Year ended 12/31/09	8.35	0.35	1.11	1.46	(0.47)	—	(0.47)	9.34	17.54	70	0.14		0.46		3.91		26
Year ended 12/31/08(f)	9.59	0.10	(0.83)	(0.73)	(0.40)	(0.11)	(0.51)	8.35	(7.56)	31	0.14	(g)	0.42	(g)	4.70	(g)	28
Class R5
Six months ended 06/30/13	10.73	0.12	(0.11)	0.01	—	—	—	10.74	0.09	44	0.21	(e)	0.21	(e)	2.12	(e)	14
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	—	(0.40)	10.73	11.56	23	0.17		0.21		2.83		9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	—	(0.38)	9.98	4.03	77	0.14		0.21		3.51		27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	—	(0.30)	9.96	9.57	32	0.14		0.36		3.29		70
Year ended 12/31/09	8.38	0.35	1.11	1.46	(0.47)	—	(0.47)	9.37	17.48	29	0.14		0.32		3.91		26
Year ended 12/31/08	11.27	0.48	(2.83)	(2.35)	(0.43)	(0.11)	(0.54)	8.38	(20.88)	25	0.14		0.27		4.70		28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.65%, 0.64%, 0.64%, 0.64%, 0.67% and 0.69% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $236,994, $29,135, $65,980, $9,195, $2,860, $3,141 and $34 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$11.98	$0.04	$0.42	$0.46	$—	$—	$—	$12.44	3.84%	$623,511	0.51	%(e)	0.51	%(e)	0.59	%(e)	24%
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	—	(0.32)	11.98	14.68	597,879	0.46		0.55		1.55		10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	—	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	—	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Year ended 12/31/09	7.76	0.18	2.24	2.42	(0.16)	—	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Year ended 12/31/08	14.21	0.14	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Class B
Six months ended 06/30/13	11.87	(0.01)	0.43	0.42	—	—	—	12.29	3.54	87,549	1.26	(e)	1.26	(e)	(0.16	)(e)	24
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	—	(0.23)	11.87	13.73	96,852	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Class C
Six months ended 06/30/13	11.87	(0.01)	0.43	0.42	—	—	—	12.29	3.54	134,760	1.26	(e)	1.26	(e)	(0.16	)(e)	24
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	—	(0.23)	11.87	13.73	131,069	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Class R
Six months ended 06/30/13	11.95	0.02	0.43	0.45	—	—	—	12.40	3.77	23,349	0.76	(e)	0.76	(e)	0.34	(e)	24
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	—	(0.29)	11.95	14.32	22,751	0.71		0.80		1.30		10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	—	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	—	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Year ended 12/31/09	7.73	0.16	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Year ended 12/31/08	14.18	0.11	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Class S
Six months ended 06/30/13	11.97	0.04	0.43	0.47	—	—	—	12.44	3.93	30,729	0.41	(e)	0.41	(e)	0.69	(e)	24
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	—	(0.33)	11.97	14.70	31,803	0.36		0.45		1.65		10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	—	(0.27)	10.73	(0.96)	30,420	0.30		0.48		1.68		28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	—	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Year ended 12/31/09(f)	9.61	0.06	0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28
Class Y
Six months ended 06/30/13	11.96	0.05	0.43	0.48	—	—	—	12.44	4.01	3,168	0.26	(e)	0.26	(e)	0.84	(e)	24
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	—	(0.35)	11.96	14.88	2,553	0.21		0.30		1.80		10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	—	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	—	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Year ended 12/31/09	7.77	0.21	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Year ended 12/31/08(f)	10.26	0.03	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16
Class R5
Six months ended 06/30/13	12.02	0.06	0.43	0.49	—	—	—	12.51	4.08	325	0.16	(e)	0.16	(e)	0.94	(e)	24
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	—	(0.37)	12.02	14.95	211	0.15		0.16		1.86		10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	—	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	—	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73
Year ended 12/31/09	7.82	0.21	2.26	2.47	(0.21)	—	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28
Year ended 12/31/08	14.25	0.18	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.77%, 0.78%, 0.78%, 0.77%, 0.82% and 0.80% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $628,403, $95,417, $135,931, $24,008, $32,101, $3,112 and $261 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$11.32	$0.08	$0.15	$0.23	$—	$—	$—	$11.55	2.03%	$568,052	0.46	%(e)	0.46	%(e)	1.31	%(e)	19%
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	—	(0.44)	11.32	13.18	537,812	0.43		0.48		2.10		11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	—	(0.24)	10.39	1.26	481,483	0.37		0.51		2.30		26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	—	(0.28)	10.50	12.03	334,067	0.37		0.52		2.87		69
Year ended 12/31/09	7.87	0.31	1.80	2.11	(0.35)	—	(0.35)	9.63	26.86	312,736	0.37		0.57		3.64		21
Year ended 12/31/08	12.35	0.40	(4.25)	(3.85)	(0.30)	(0.33)	(0.63)	7.87	(31.11)	294,668	0.37		0.52		3.76		13
Class B
Six months ended 06/30/13	11.28	0.03	0.15	0.18	—	—	—	11.46	1.60	67,340	1.21	(e)	1.21	(e)	0.56	(e)	19
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	—	(0.35)	11.28	12.37	80,029	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	—	(0.17)	10.35	0.52	93,053	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.25	79,150	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	85,714	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	85,928	1.12		1.27		3.01		13
Class C
Six months ended 06/30/13	11.27	0.04	0.15	0.19	—	—	—	11.46	1.69	129,211	1.21	(e)	1.21	(e)	0.56	(e)	19
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	—	(0.35)	11.27	12.38	123,505	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	—	(0.17)	10.34	0.42	115,040	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.26	104,060	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	99,807	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	88,392	1.12		1.27		3.01		13
Class R
Six months ended 06/30/13	11.31	0.06	0.15	0.21	—	—	—	11.52	1.86	22,163	0.71	(e)	0.71	(e)	1.06	(e)	19
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	—	(0.41)	11.31	12.91	20,557	0.68		0.73		1.85		11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	—	(0.22)	10.38	1.01	17,906	0.62		0.76		2.05		26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	—	(0.26)	10.49	11.77	21,639	0.62		0.77		2.62		69
Year ended 12/31/09	7.87	0.29	1.79	2.08	(0.33)	—	(0.33)	9.62	26.44	18,886	0.62		0.82		3.39		21
Year ended 12/31/08	12.33	0.37	(4.23)	(3.86)	(0.27)	(0.33)	(0.60)	7.87	(31.24)	14,176	0.62		0.77		3.51		13
Class S
Six months ended 06/30/13	11.31	0.08	0.15	0.23	—	—	—	11.54	2.03	34,974	0.36	(e)	0.36	(e)	1.41	(e)	19
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	—	(0.45)	11.31	13.31	36,651	0.33		0.38		2.20		11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	—	(0.25)	10.38	1.35	35,229	0.27		0.41		2.40		26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	—	(0.29)	10.49	12.15	34,746	0.27		0.42		2.97		69
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	—	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21
Class Y
Six months ended 06/30/13	11.32	0.09	0.15	0.24	—	—	—	11.56	2.12	3,770	0.21	(e)	0.21	(e)	1.56	(e)	19
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	—	(0.47)	11.32	13.46	3,319	0.18		0.23		2.35		11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	—	(0.27)	10.39	1.49	1,851	0.12		0.26		2.55		26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	—	(0.31)	10.50	12.42	1,085	0.12		0.27		3.12		69
Year ended 12/31/09	7.87	0.34	1.78	2.12	(0.37)	—	(0.37)	9.62	27.02	1,131	0.12		0.32		3.89		21
Year ended 12/31/08(f)	9.77	0.08	(1.34)	(1.26)	(0.31)	(0.33)	(0.64)	7.87	(12.84)	680	0.12	(g)	0.33	(g)	4.01	(g)	13
Class R5
Six months ended 06/30/13	11.35	0.09	0.15	0.24	—	—	—	11.59	2.11	201	0.17	(e)	0.17	(e)	1.60	(e)	19
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	—	(0.47)	11.35	13.49	444	0.13		0.13		2.40		11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	—	(0.27)	10.42	1.50	1,110	0.10		0.10		2.57		26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	—	(0.31)	10.53	12.28	1,061	0.11		0.11		3.13		69
Year ended 12/31/09	7.89	0.34	1.80	2.14	(0.37)	—	(0.37)	9.66	27.21	11	0.13		0.19		3.88		21
Year ended 12/31/08	12.39	0.43	(4.27)	(3.84)	(0.33)	(0.33)	(0.66)	7.89	(30.92)	8	0.13		0.17		4.00		13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.72%, 0.72%, 0.71%, 0.72% and 0.75% for the six months ended June 30, 2013 and the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $567,363, $76,278, $129,776, $22,361, $37,027, $3,721 and $313 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

26                         Invesco Allocation Funds

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Growth Allocation Fund would acquire all of the assets and liabilities (the “Reorganization”) of Invesco Leaders Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement was approved by the Target Fund’s shareholders on July 2, 2013 and the Reorganization closed on July 15, 2013. Upon closing of the Reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

27                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013, through June 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$999.10	$2.53	$1,022.27	$2.56	0.51%
B	1,000.00	996.20	6.24	1,018.55	6.31	1.26
C	1,000.00	996.20	6.24	1,018.55	6.31	1.26
R	1,000.00	998.10	3.77	1,021.03	3.81	0.76
S	1,0000.00	1,000.00	3.77	1,022.76	2.06	0.41
Y	1,000.00	1,000.00	1.29	1,023.51	1.30	0.26
R5	1,000.00	1,000.90	1.04	1,023.75	1.05	0.21

Invesco Growth Allocation Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,038.40	$2.58	$1,022.27	$2.56	0.51%
B	1,000.00	1,035.40	6.36	1,018.55	6.31	1.26
C	1,000.00	1,035.40	6.36	1,018.55	6.31	1.26
R	1,000.00	1,037.70	3.84	1,021.03	3.81	0.76
S	1,000.00	1,039.30	2.07	1,022.76	2.06	0.41
Y	1,000.00	1,040.10	1.32	1,023.51	1.30	0.26
R5	1,000.00	1,040.80	0.81	1,024.00	0.80	0.16

28                         Invesco Allocation Funds

Invesco Moderate Allocation Fund

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,020.30	$2.30	$1,022.51	$2.31	0.46%
B	1,000.00	1,016.00	6.05	1,018.79	6.06	1.21
C	1,000.00	1,016.90	6.05	1,018.79	6.06	1.21
R	1,000.00	1,018.60	3.55	1,021.27	3.56	0.71
S	1,0000.00	1,020.30	1.80	1,023.01	1.81	0.36
Y	1,000.00	1,021.20	1.05	1,023.75	1.05	0.21
R5	1,000.00	1,021.10	0.85	1,023.95	0.85	0.17

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2013, through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund, Invesco Moderate Allocation Fund and Invesco Growth Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco	Conservative Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed

30 Invesco Allocation Funds

more recent Fund performance and this review did not change their conclusions.

Invesco	Moderate Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Growth Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the second quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

Invesco	Conservative Allocation Fund

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least June 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

D.	Economies of Scale and Breakpoints

InvescoConservative Allocation Fund and Invesco Growth Allocation Fund

The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Invesco	Moderate Allocation Fund

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing each Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

31 Invesco Allocation Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         AAS-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013
Invesco Convertible Securities Fund

Nasdaq:
A: CNSAX ■ B: CNSBX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

9	Financial Statements

11	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.04%
Class B Shares	8.67
Class C Shares	8.65
Class Y Shares	9.21
Class R5 Shares	9.25
Class R6 Shares	9.27
Bank of America Merrill Lynch All U.S. Convertibles Index‚ (Broad Market/Style-Specific Index)	9.94
Lipper Convertible Securities Funds Index■ (Peer Group Index)	9.04

Source(s): ‚Invesco, Bank of America Merrill Lynch via FactSet Research Systems Inc.;
■Lipper Inc.

The Bank of America Merrill Lynch All U.S. Convertibles IndexSM tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper Inc.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the

Fund’s and the predessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.31%
10 Years	6.96
5 Years	6.72
1 Year	10.05

Class B Shares
Inception (10/31/85)	7.76%
10 Years	6.92
5 Years	6.82
1 Year	10.60

Class C Shares
Inception (7/28/97)	5.90%
10 Years	6.79
5 Years	7.17
1 Year	14.65

Class Y Shares
Inception (7/28/97)	6.95%
10 Years	7.84
5 Years	8.20
1 Year	16.76

Class R5 Shares
10 Years	7.65%
5 Years	8.09
1 Year	16.86

Class R6 Shares
10 Years	7.59%
5 Years	7.98
1 Year	16.74

this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.94%, 1.71%, 1.54%, 0.71%, 0.61% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                             Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–76.77%
Air Freight & Logistics–0.78%
XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	$7,000,000	$8,710,625

Aluminum–0.18%
Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	2,039,063

Apparel, Accessories & Luxury Goods–1.01%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	10,000,000	11,325,000

Application Software–2.24%
Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	3,370,000	3,694,363
Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(b)	6,350,000	7,754,937
Nuance Communications Inc., Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(b)	8,150,000	8,435,250
TiVo Inc., Sr. Unsec. Conv. Notes, 4.00%, 03/15/16(c)	4,000,000	5,092,500
		24,977,050

Asset Management & Custody Banks–1.47%
Ares Capital Corp., Sr. Unsec. Conv. Notes,
5.75%, 02/01/16	3,895,000	4,269,894
5.75%, 02/01/16(c)	6,000,000	6,577,500
Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	5,500,000	5,537,812
		16,385,206

Automobile Manufacturers–1.19%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	4,234,000	7,671,479
Tesla Motors Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/18	5,005,000	5,658,778
		13,330,257

Biotechnology–5.12%
Array BioPharma Inc., Sr. Unsec. Conv. Notes, 3.00%, 06/01/20	833,000	797,077
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	5,789,438
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,752,000	3,587,760
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	2,000,000	1,945,000
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	24,135,893

	Principal Amount	Value
Biotechnology–(continued)
InterMune Inc., Sr. Unsec. Conv. Notes,
2.50%, 12/15/17	$1,666,000	$1,791,991
2.50%, 09/15/18	5,470,000	4,509,331
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	7,601,250
Theravance Inc., Unsec. Sub. Conv. Notes, 2.13%, 01/15/23	4,500,000	6,958,125
		57,115,865

Broadcasting–0.35%
Central European Media Enterprises Ltd. (Czech Republic), Jr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,930,875

Cable & Satellite–0.38%
XM Satellite Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	2,200,000	4,193,750

Casinos & Gaming–1.26%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	12,545,000	14,073,922

Catalog Retail–0.89%
Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(b)(c)	9,000,000	9,922,500

Coal & Consumable Fuels–1.86%
Alpha Natural Resources Inc.,
Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	7,000,000	6,387,500
Sr. Unsec. Gtd. Conv. Notes, 3.75%, 12/15/17	1,252,000	1,070,460
Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	9,420,000	6,588,112
Solazyme Inc., Sr. Unsec. Sub. Conv. Notes, 6.00%, 02/01/18(c)	4,950,000	6,670,125
		20,716,197

Communications Equipment–1.43%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	7,205,000	9,434,047
Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	5,430,000	6,526,181
		15,960,228

Computer Storage & Peripherals–1.63%
EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	8,018,855
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	7,600,000	10,169,750
		18,188,605

Construction & Engineering–0.47%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	2,500,000	5,265,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Convertible Securities Fund

	Principal Amount	Value
Construction & Farm Machinery & Heavy Trucks–3.40%
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	$8,510,000	$8,786,575
Meritor Inc., Sr. Unsec. Gtd. Conv. Notes, 7.88%, 12/01/20(b)(c)	9,742,000	11,891,329
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,065,000	9,825,956
Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	6,100,000	7,464,875
		37,968,735

Construction Materials–0.99%
Cemex S.A.B. de C.V. (Mexico),
Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	5,300,000	6,446,125
Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	4,000,000	4,585,000
		11,031,125

Data Processing & Outsourced Services–1.12%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	5,480,000	12,456,725

Diversified Metals & Mining–1.58%
Molycorp Inc., Sr. Unsec. Conv. Notes, 6.00%, 09/01/17	10,220,000	7,652,225
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes,
1.63%, 10/15/19	5,380,000	5,090,825
3.00%, 12/01/15	4,480,000	4,877,600
		17,620,650

Electrical Components & Equipment–0.67%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	4,012,000	5,268,278
General Cable Corp., Unsec. Sub. Conv. Global Notes, 0.38%, 11/15/29(e)	2,000,000	2,212,500
		7,480,778

Electronic Components–0.34%
Vishay Intertechnoloy Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/41(c)	4,150,000	3,737,594

Environmental & Facilities Services–0.70%
Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	6,000,000	7,755,000

Gold–0.40%
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	4,924,000	4,483,918

Health Care Equipment–5.65%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	6,304,000	7,852,420
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	8,000,000	8,935,000
Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	5,500,000	7,198,125

	Principal Amount	Value
Health Care Equipment–(continued)
Integra Lifesciences Holdings Corp., Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	$8,500,000	$8,351,250
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	5,500,000	5,451,875
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	11,116,125
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	7,080,000	6,495,900
Wright Medical Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17(c)	6,250,000	7,597,656
		62,998,351

Health Care Facilities–1.33%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	8,150,000	9,637,375
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,800,000	5,214,000
		14,851,375

Health Care Services–1.02%
Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	9,147,000	11,399,449

Health Care Technology–0.22%
Allscripts Healthcare Solutions Inc., Sr. Unsec. Conv. Notes, 1.25%, 07/01/20(c)	2,450,000	2,414,781

Home Entertainment Software–0.94%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	10,000,000	10,462,500

Homebuilding–2.03%
KB Home, Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	6,646,000	6,928,455
Ryland Group Inc. (The), Sr. Unsec. Gtd. Conv. Notes, 1.63%, 05/15/18	7,190,000	10,438,981
Standard Pacific Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 08/01/17(b)	4,166,000	5,335,084
		22,702,520

Housewares & Specialties–0.86%
Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 1.88%, 09/15/18(c)	8,500,000	9,589,063

Industrial Machinery–0.67%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	5,000,000	7,521,875

Industrial REIT’s–0.35%
ProLogis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,933,375

Internet Retail–1.72%
priceline.com Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/15/18	9,300,000	10,857,750
Shutterfly Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/18(c)	7,506,000	8,298,821
		19,156,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Internet Software & Services–1.56%
Dealertrack Technologies, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17	$6,500,000	$7,540,000
VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	7,005,000	9,890,184
		17,430,184

Investment Banking & Brokerage–1.09%
FXCM Inc., Sr. Unsec. Conv. Notes, 2.25%, 06/15/18(c)	8,342,000	8,899,079
Jefferies Group LLC, Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(b)	3,000,000	3,208,125
		12,107,204

Leisure Products–0.29%
Callaway Golf Co., Sr. Unsec. Conv. Bonds, 3.75%, 08/15/19(c)	3,000,000	3,226,875

Life & Health Insurance–0.56%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	4,700,000	6,289,188

Life Sciences Tools & Services–0.75%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	7,700,000	8,344,875

Managed Health Care–1.80%
Molina Healthcare Inc., Sr. Unsec. Conv. Notes, 1.13%, 01/15/20(c)	6,913,000	7,599,979
WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(c)	10,000,000	12,500,000
		20,099,979

Marine–0.79%
DryShips Inc. (Greece), Sr. Unsec. Conv. Notes, 5.00%, 12/01/14	9,911,000	8,851,762

Mortgage REIT’s–1.39%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	5,000,000	5,050,000
Pennymac Corp., Sr. Unsec. Gtd. Conv. Notes, 5.38%, 05/01/20(c)	10,854,000	10,406,272
		15,456,272

Office REIT’s–0.98%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	9,000,000	10,895,625

Oil & Gas Equipment & Services–2.72%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(b)	6,600,000	8,258,250
Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19(c)	9,100,000	11,056,500
SEACOR Holdings Inc., Sr. Unsec. Conv. Notes, 2.50%, 12/19/17(b)(c)	9,530,000	11,019,062
		30,333,812

	Principal Amount	Value
Oil & Gas Exploration & Production–2.43%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(b)	$8,330,000	$7,887,469
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	9,120,000	9,684,300
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	10,300,000	9,579,000
		27,150,769

Packaged Foods & Meats–0.46%
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	5,357,000	5,146,068

Pharmaceuticals–2.92%
Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16	4,000,000	6,710,000
Auxilium Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	4,944,000	4,780,230
Medicines Co. (The), Sr. Unsec. Conv. Notes, 1.38%, 06/01/17(c)	4,000,000	5,050,000
Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 3.25%, 02/01/19(c)	1,233,000	1,714,641
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	12,000,000	14,377,500
		32,632,371

Precious Metals & Minerals–0.80%
Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(b)	8,700,000	8,966,438

Semiconductor Equipment–2.19%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	10,800,000	12,035,250
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	4,500,000	6,364,687
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	5,525,000	6,074,047
		24,473,984

Semiconductors–4.82%
Intel Corp., Jr. Unsec. Sub. Conv. Deb.,
2.95%, 12/15/35(c)	1,300,000	1,417,813
2.95%, 12/15/35	6,476,000	7,062,887
Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	8,075,000	8,448,469
Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(b)	161,000	247,940
Series E, Sr. Unsec. Conv. Notes, 1.63%, 02/15/18(b)(c)	9,858,000	14,275,616
ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(b)	8,000,000	9,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Semiconductors–(continued)
SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	$4,850,000	$5,153,125
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	7,928,637
		53,769,487

Specialized Finance–0.92%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18(c)	8,300,000	10,297,188

Specialized REIT’s–0.53%
Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	5,893,125

Steel–0.82%
AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	5,867,000	5,056,621
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	4,150,000	4,116,281
		9,172,902

Systems Software–0.23%
NetSuite Inc., Sr. Unsec., 0.25%, 06/01/18(c)	2,510,000	2,566,475

Thrifts & Mortgage Finance–2.20%
MGIC Investment Corp., Sr. Unsec. Conv. Notes,
2.00%, 04/01/20	7,042,000	8,010,275
5.00%, 05/01/17	5,219,000	5,372,308
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	4,143,000	5,305,630
3.00%, 11/15/17	4,624,000	5,803,120
		24,491,333

Tobacco–0.53%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 2.50%, 01/15/19	5,040,000	5,913,482

Trading Companies & Distributors–0.53%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	1,235,000	1,467,334
Titan Machinery Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/01/19	4,750,000	4,465,000
		5,932,334

Trucking–1.21%
Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	13,505,569
Total U.S. Dollar Denominated Bonds and Notes (Cost $763,990,444)		856,646,454

	Shares
Preferred Stocks–15.62%
Aerospace & Defense–0.96%
United Technologies Corp., $3.75 Conv. Pfd.	180,300	10,702,608

	Shares	Value
Asset Management & Custody Banks–0.97%
AMG Capital Trust II, $2.58 Conv. Pfd.	199,800	$10,826,662

Automobile Manufacturers–1.18%
General Motors Co., Series B, $2.38 Conv. Pfd.	272,750	13,135,640

Diversified Banks–0.91%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	8,500	10,149,000

Electric Utilities–1.81%
NextEra Energy, Inc., $2.94 Conv. Pfd.	185,400	10,297,116
PPL Corp., $4.38 Conv. Pfd.	183,100	9,891,062
		20,188,178

Health Care Facilities–0.60%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	6,720,300

Health Care Services–0.43%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	4,840,098

Industrial Machinery–0.87%
Stanley Black & Decker Inc., $4.75 Conv. Pfd.	75,500	9,750,070

Life & Health Insurance–0.78%
MetLife Inc., $2.50 Conv. Pfd.	158,000	8,656,820

Other Diversified Financial Services–1.13%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	11,300	12,548,650

Packaged Foods & Meats–0.42%
Post Holdings, Inc., $3.75 Conv. Pfd.(c)	41,411	4,653,768

Railroads–0.74%
Genesee & Wyoming Inc., $5.00 Conv. Pfd.	70,000	8,305,500

Regional Banks–1.01%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,241,900
Wintrust Financial Corp., $3.75 Conv. Pfd.	147,300	7,970,403
Wintrust Financial Corp., Class C, $50.00 Conv. Pfd.	1,000	1,069,000
		11,281,303

Specialized REIT’s–0.44%
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	78,200	4,855,438

Specialty Properties–0.80%
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	175,500	8,952,255

Steel–0.90%
ArcelorMittal (Luxembourg), Series MTUS, $1.50 Jr. Unsec. Sub. Conv. Pfd.	302,200	5,672,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Shares	Value
Steel–(continued)
Cliffs Natural Resources Inc., $1.75 Conv. Pfd.	248,186	$4,402,820
		10,075,114

Tires & Rubber–0.91%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	206,000	10,147,560

Trucking–0.76%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	606,100	8,514,553
Total Preferred Stocks (Cost $161,524,105)		174,303,517

Common Stocks & Other Equity Interests–1.52%
Biotechnology–0.75%
Vertex Pharmaceuticals Inc.(f)	104,521	8,348,090

	Shares	Value
Other Diversified Financial Services–0.77%
Citigroup Inc.	179,971	$8,633,209
Total Common Stocks & Other Equity Interests (Cost $12,571,096)		16,981,299

Money Market Funds–6.04%
Liquid Assets Portfolio–Institutional Class(g)	33,676,980	33,676,980
Premier Portfolio–Institutional Class(g)	33,676,980	33,676,980
Total Money Market Funds (Cost $67,353,960)		67,353,960
TOTAL INVESTMENTS–99.95% (Cost $1,005,439,605)		1,115,285,230
OTHER ASSETS LESS LIABILITIES–0.05%		535,144
NET ASSETS–100.00%		$1,115,820,374

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred

REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2013 was $231,507,634, which represented 20.75% of the Fund’s Net Assets.
(d)	Step coupon bond. Rate shown is the rate in effect on June 30, 2013.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Non-income producing security.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Health Care	20.6%
Information Technology	16.5
Financials	15.4
Consumer Discretionary	12.9
Industrials	12.6
Energy	7.0
Materials	5.7
Utilities	1.8
Consumer Staples	1.4
Money Market Funds Plus Other Assets Less Liabilities	6.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $938,085,645)	$1,047,931,270
Investments in affiliated money market funds, at value and cost	67,353,960
Total investments, at value (Cost $1,005,439,605)	1,115,285,230
Receivable for:
Investments sold	1,234,516
Fund shares sold	4,419,539
Dividends and interest	5,197,226
Investment for trustee deferred compensation and retirement plans	19,813
Other assets	26,248
Total assets	1,126,182,572

Liabilities:
Payable for:
Investments purchased	7,807,889
Fund shares reacquired	1,911,658
Accrued fees to affiliates	463,568
Accrued trustees’ and officers’ fees and benefits	2,097
Accrued other operating expenses	44,618
Trustee deferred compensation and retirement plans	132,368
Total liabilities	10,362,198
Net assets applicable to shares outstanding	$1,115,820,374

Net assets consist of:
Shares of beneficial interest	$979,648,306
Undistributed net investment income	2,373,668
Undistributed net realized gain	23,952,775
Unrealized appreciation	109,845,625
$1,115,820,374

Net Assets:
Class A	$601,346,797
Class B	$6,397,266
Class C	$94,194,708
Class Y	$410,541,311
Class R5	$3,282,874
Class R6	$57,418

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,718,349
Class B	283,495
Class C	4,206,643
Class Y	18,222,663
Class R5	145,825
Class R6	2,550
Class A:
Net asset value per share	$22.51
Maximum offering price per share
(Net asset value of $22.51 ÷ 94.50%)	$23.82
Class B:
Net asset value and offering price per share	$22.57
Class C:
Net asset value and offering price per share	$22.39
Class Y:
Net asset value and offering price per share	$22.53
Class R5:
Net asset value and offering price per share	$22.51
Class R6:
Net asset value and offering price per share	$22.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Interest	$10,675,556
Dividends	4,561,029
Dividends from affiliated money market funds	14,532
Total investment income	15,251,117

Expenses:
Advisory fees	2,579,613
Administrative services fees	129,900
Custodian fees	8,089
Distribution fees:
Class A	690,461
Class B	35,072
Class C	441,993
Transfer agent fees — A, B, C and Y	607,112
Transfer agent fees — R5	684
Trustees’ and officers’ fees and benefits	35,206
Other	188,751
Total expenses	4,716,881
Less: Fees waived and expense offset arrangement(s)	(23,368)
Net expenses	4,693,513
Net investment income	10,557,604

Realized and unrealized gain from:
Net realized gain from investment securities	24,158,079
Change in net unrealized appreciation of investment securities	49,661,878
Net realized and unrealized gain	73,819,957
Net increase in net assets resulting from operations	$84,377,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$10,557,604	$20,984,763
Net realized gain	24,158,079	19,129,108
Change in net unrealized appreciation	49,661,878	69,911,582
Net increase in net assets resulting from operations	84,377,561	110,025,453

Distributions to shareholders from net investment income:
Class A	(6,935,748)	(12,090,682)
Class B	(55,134)	(131,515)
Class C	(754,508)	(1,384,026)
Class Y	(4,793,102)	(6,224,036)
Class R5	(40,949)	(68,920)
Class R6	(463)	(69)
Total distributions from net investment income	(12,579,904)	(19,899,248)

Share transactions–net:
Class A	20,194,161	(35,397,834)
Class B	(1,481,966)	(4,205,115)
Class C	4,936,372	(13,591,258)
Class Y	118,683,313	41,215,438
Class R5	343,694	652,715
Class R6	48,185	10,000
Net increase (decrease) in net assets resulting from share transactions	142,723,759	(11,316,054)
Net increase in net assets	214,521,416	78,810,151

Net assets:
Beginning of period	901,298,958	822,488,807
End of period (includes undistributed net investment income of $2,373,668 and $4,395,968, respectively)	$1,115,820,374	$901,298,958

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

11                         Invesco Convertible Securities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

12                         Invesco Convertible Securities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $22,526.

13                         Invesco Convertible Securities Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended June 30, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $45,306 in front-end sales commissions from the sale of Class A shares and $1,655, $5,260 and $5,529 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$218,884,090	$39,754,686	$—	$258,638,776
Corporate Debt Securities	—	856,646,454	—	856,646,454
Total Investments	$218,884,090	$896,401,140	$—	$1,115,285,230

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $842.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14                         Invesco Convertible Securities Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $327,049,372 and $233,241,459, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$123,359,641
Aggregate unrealized (depreciation) of investment securities	(18,232,053)
Net unrealized appreciation of investment securities	$105,127,588

Cost of investments for tax purposes is $1,010,157,642.

15                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,824,234	$107,319,408	6,880,930	$139,319,188
Class B	11,246	248,796	31,321	630,446
Class C	604,305	13,458,770	1,065,967	21,480,711
Class Y	7,522,478	167,657,444	8,767,192	177,589,797
Class R5	35,962	791,799	60,488	1,229,279
Class R6(b)	2,055	47,866	481	10,000

Issued as reinvestment of dividends:
Class A	241,390	5,357,393	470,959	9,542,077
Class B	2,062	45,878	5,292	107,367
Class C	26,105	576,560	53,479	1,078,990
Class Y	129,932	2,888,381	207,873	4,212,523
Class R5	1,774	39,383	3,298	66,779
Class R6	14	319	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	38,243	847,582	145,080	2,934,262
Class B	(38,169)	(847,582)	(144,404)	(2,934,262)

Reacquired:
Class A	(4,199,532)	(93,330,222)	(9,287,480)	(187,193,361)
Class B	(41,536)	(929,058)	(100,198)	(2,008,666)
Class C	(412,402)	(9,098,958)	(1,806,467)	(36,150,959)
Class Y	(2,320,401)	(51,862,512)	(6,945,469)	(140,586,882)
Class R5	(22,470)	(487,488)	(31,769)	(643,343)
Net increase (decrease) in share activity	6,405,290	$142,723,759	(623,427)	$(11,316,054)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012 for Class R6 shares.

16                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/13	$20.88	$0.23	$1.66	$1.89	$(0.26)	$—	$(0.26)	$22.51	9.09%	$601,347	0.93	%(d) (e)	0.93	%(d) (e)	2.06	%(d) (e)	24%
Year ended 12/31/12	18.78	0.48	2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93	(f)	0.94	(f)	2.41	(f)	58
Year ended 12/31/11	20.05	0.46	(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97		0.98		2.37		38
Three months ended 12/31/10	18.71	0.12	1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09	(g)	1.10	(g)	2.42	(g)	24
Year ended 09/30/10	16.86	0.59	1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17		1.17		3.33		85
Year ended 09/30/09	15.35	0.40	1.72	2.12	(0.49)	(0.12)	(0.61)	16.86	14.80	82,241	1.27	(h)			2.86	(h)	104
Year ended 09/30/08	19.01	0.32	(3.52)	(3.20)	(0.46)	—	(0.46)	15.35	(17.05)	80,731	1.12	(h)			1.76	(h)	95
Class B
Six months ended 06/30/13	20.93	0.14	1.68	1.82	(0.18)	—	(0.18)	22.57	8.72	6,397	1.69	(d) (e)	1.69	(d) (e)	1.30	(d) (e)	24
Year ended 12/31/12	18.83	0.33	2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70	(f)	1.71	(f)	1.64	(f)	58
Year ended 12/31/11	20.10	0.32	(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72		1.73		1.62		38
Three months ended 12/31/10	18.76	0.08	1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84	(g)	1.85	(g)	1.67	(g)	24
Year ended 09/30/10	16.90	0.46	1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92		1.92		2.58		85
Year ended 09/30/09	15.39	0.29	1.72	2.01	(0.38)	(0.12)	(0.50)	16.90	13.93	16,790	2.02	(h)			2.11	(h)	104
Year ended 09/30/08	19.03	0.19	(3.51)	(3.32)	(0.32)	—	(0.32)	15.39	(17.64)	23,691	1.88	(h)			1.00	(h)	95
Class C
Six months ended 06/30/13	20.78	0.14	1.65	1.79	(0.18)	—	(0.18)	22.39	8.65	94,195	1.69	(d) (e)	1.69	(d) (e)	1.30	(d) (e)	24
Year ended 12/31/12	18.69	0.36	2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53	(f)	1.54	(f)	1.81	(f)	58
Year ended 12/31/11	19.94	0.32	(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72		1.73		1.62		38
Three months ended 12/31/10	18.61	0.08	1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84	(g)	1.85	(g)	1.67	(g)	24
Year ended 09/30/10	16.77	0.46	1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92		1.92		2.58		85
Year ended 09/30/09	15.28	0.30	1.70	2.00	(0.39)	(0.12)	(0.51)	16.77	13.96	6,175	2.02	(h)			2.11	(h)	104
Year ended 09/30/08	18.91	0.18	(3.49)	(3.31)	(0.32)	—	(0.32)	15.28	(17.68)	5,981	1.88	(h)			1.00	(h)	95
Class Y
Six months ended 06/30/13	20.90	0.25	1.67	1.92	(0.29)	—	(0.29)	22.53	9.21	410,541	0.69	(d)	0.69	(d)	2.30	(d)	24
Year ended 12/31/12	18.81	0.53	2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70		0.71		2.64		58
Year ended 12/31/11	20.07	0.52	(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72		0.73		2.62		38
Three months ended 12/31/10	18.73	0.13	1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84	(g)	0.85	(g)	2.67	(g)	24
Year ended 09/30/10	16.87	0.64	1.97	2.61	(0.75)	—	(0.75)	18.73	15.78	3,661	0.92		0.92		3.58		85
Year ended 09/30/09	15.37	0.57	1.58	2.15	(0.53)	(0.12)	(0.65)	16.87	15.07	1,022	1.02	(h)			3.11	(h)	104
Year ended 09/30/08	19.02	0.36	(3.50)	(3.14)	(0.51)	—	(0.51)	15.37	(16.82)	86	0.88	(h)			2.00	(h)	95
Class R5
Six months ended 06/30/13	20.88	0.26	1.67	1.93	(0.30)	—	(0.30)	22.51	9.25	3,283	0.62	(d)	0.62	(d)	2.37	(d)	24
Year ended 12/31/12	18.78	0.55	2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60		0.61		2.74		58
Year ended 12/31/11(i)	21.19	0.33	(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57	(g)	0.58	(g)	2.77	(g)	38
Class R6
Six months ended 06/30/13	20.89	0.27	1.66	1.93	(0.30)	—	(0.30)	22.52	9.27	57	0.59	(d)	0.59	(d)	2.40	(d)	24
Year ended 12/31/12(i)	20.78	0.15	0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58	(g)	0.59	(g)	2.76	(g)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $584,767, $7,072, $89,131, $346,305, $2,939 and $19 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(g)	Annualized.
(h)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the year ended December 31, 2009 and 0.01% for the year ended December 31, 2008.
(i)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

17                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,090.40	$4.82	$1,020.18	$4.66	0.93%
B	1,000.00	1,086.70	8.74	1,016.41	8.45	1.69
C	1,000.00	1,086.50	8.74	1,016.41	8.45	1.69
Y	1,000.00	1,092.10	3.58	1,021.37	3.46	0.69
R5	1,000.00	1,092.50	3.22	1,021.72	3.11	0.62
R6	1,000.00	1,092.70	3.06	1,021.87	2.96	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19 Invesco Convertible Securities Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund.

The Board did consider the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to one client account with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20 Invesco Convertible Securities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                      MS-CSEC-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013
Invesco Global Low Volatility Equity Yield Fund
Effective July 31, 2013, after the close of the reporting period, Invesco Global Quantitative Core Fund was renamed Invesco Global Low Volatility Equity Yield Fund.

Nasdaq:
A: GTNDX ¡ B: GNDBX ¡ C: GNDCX ¡ R: GTNRX ¡ Y: GTNYX ¡ R5: GNDIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.90%
Class B Shares	10.55
Class C Shares	10.56
Class R Shares	10.78
Class Y Shares	11.07
Class R5 Shares	11.23
MSCI World Index ND‚ (Broad Market/Style-Specific Index)	8.43
Lipper Global Multi-Cap Core Funds Index■ (Peer Group Index)	8.84

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.63%, 2.38%, 2.38%, 1.88%, 1.38% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	5.65%
10 Years	6.53
5 Years	0.99
1 Year	13.62

Class B Shares
Inception (9/15/97)	5.76%
10 Years	6.54
5 Years	1.01
1 Year	14.38

Class C Shares
Inception (1/2/98)	5.68%
10 Years	6.39
5 Years	1.39
1 Year	18.41

Class R Shares
10 Years	6.90%
5 Years	1.89
1 Year	19.95

Class Y Shares
10 Years	7.26%
5 Years	2.36
1 Year	20.50

Class R5 Shares
10 Years	7.69%
5 Years	2.78
1 Year	20.82

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                        Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reason- ableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

      The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.43%
Australia–5.16%
Commonwealth Bank of Australia	30,952	$1,945,211
CSL Ltd.	42,902	2,415,758
Suncorp Group Ltd.	33,708	364,929
Telstra Corp. Ltd.	220,624	960,336
Woolworths Ltd.	48,940	1,462,636
		7,148,870

Austria–1.09%
Voestalpine AG	42,935	1,511,372

Canada–3.41%
Encana Corp.	62,400	1,055,425
Husky Energy Inc.	92,100	2,453,548
National Bank of Canada	17,100	1,219,989
		4,728,962

Denmark–2.53%
Coloplast AS–Class B	5,035	281,801
GN Store Nord AS	90,118	1,703,188
Novo Nordisk AS–Class B	9,786	1,523,505
		3,508,494

France–3.40%
Cie Generale des Etablissements Michelin	22,415	1,994,123
European Aeronautic Defence and Space Co.	25,279	1,344,162
Teleperformance	28,505	1,368,508
		4,706,793

Germany–2.77%
Deutsche Lufthansa AG(a)	27,006	546,762
Muenchener Rueckversicherungs-Gesellschaft AG	11,187	2,054,142
ProSiebenSat.1 Media AG–Preference Shares(a)	28,820	1,237,413
		3,838,317

Hong Kong–1.88%
Cheung Kong (Holdings) Ltd.	92,000	1,243,351
Hutchison Whampoa Ltd.	130,000	1,358,616
		2,601,967

Japan–8.04%
Canon Inc.	59,000	1,937,778
COMSYS Holdings Corp.	41,700	532,707
Daihatsu Motor Co., Ltd.	8,000	151,643
Daito Trust Construction Co., Ltd.	2,500	235,683
Japan Tobacco Inc.	61,700	2,180,465
Namco Bandai Holdings Inc.	98,200	1,594,092
Sega Sammy Holdings Inc.	16,800	420,593
Sumitomo Metal Mining Co., Ltd.	81,000	903,267
Sumitomo Mitsui Financial Group, Inc.	53,600	2,458,964
Suzuken Co., Ltd.	4,400	148,175
Tokyo Gas Co., Ltd.	105,000	581,128
		11,144,495

	Shares	Value
Netherlands–1.05%
Koninklijke Ahold N.V.	97,865	$1,453,850

New Zealand–1.52%
Telecom Corp. of New Zealand Ltd.	1,206,864	2,098,404

Norway–0.84%
Marine Harvest ASA	668,394	677,802
TGS Nopec Geophysical Co. ASA	16,834	488,135
		1,165,937

Singapore–0.18%
UOL Group Ltd.	48,000	254,485

Sweden–2.82%
Skandinaviska Enskilda Banken AB–Class A	271,771	2,585,507
Svenska Handelsbanken AB–Class A	32,961	1,317,887
		3,903,394

Switzerland–1.88%
Roche Holding AG	10,533	2,610,051

United Kingdom–7.09%
Berendsen PLC	79,969	905,557
Mondi PLC	56,957	705,803
Next PLC	37,909	2,621,922
Royal Dutch Shell PLC–Class A	67,395	2,150,726
Royal Dutch Shell PLC–Class B	41,512	1,372,880
WH Smith PLC	190,078	2,069,598
		9,826,486

United States–52.77%
Activision Blizzard, Inc.	57,600	821,376
Alliant Techsystems Inc.	11,500	946,795
Amdocs Ltd.	9,300	344,937
Amgen Inc.	29,800	2,940,068
AOL Inc.(a)	43,500	1,586,880
AT&T Inc.	71,500	2,531,100
Brocade Communications Systems, Inc.(a)	46,600	268,416
CBRE Group, Inc.–Class A(a)	12,800	299,008
CF Industries Holdings, Inc.	3,900	668,850
Cisco Systems, Inc.	133,200	3,238,092
Citigroup Inc.	67,700	3,247,569
ConocoPhillips	48,800	2,952,400
Edison International	12,900	621,264
Eli Lilly & Co.	55,900	2,745,808
Entergy Corp.	20,100	1,400,568
Everest Re Group, Ltd.	10,300	1,321,078
GameStop Corp.–Class A	5,600	235,368
Gap, Inc. (The)	64,400	2,687,412
General Motors Co.(a)	85,400	2,844,674
Gilead Sciences, Inc.(a)	3,900	199,719
Goldman Sachs Group, Inc. (The)	13,200	1,996,500
Hewlett-Packard Co.	72,100	1,788,080
JPMorgan Chase & Co.	69,200	3,653,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
United States–(continued)
KeyCorp	100,100	$1,105,104
Lockheed Martin Corp.	27,300	2,960,958
Marathon Oil Corp.	60,700	2,099,006
Marathon Petroleum Corp.	35,100	2,494,206
Marvell Technology Group Ltd.	69,900	818,529
Microsoft Corp.	68,600	2,368,758
Northrop Grumman Corp.	32,900	2,724,120
Oracle Corp.	72,000	2,211,840
PartnerRe Ltd.	10,100	914,656
Pfizer Inc.	126,600	3,546,066
Philip Morris International Inc.	22,700	1,966,274
Phillips 66	4,800	282,768
ResMed Inc.–CDI	115,924	526,440
Safeway Inc.	22,900	541,814
Symantec Corp.	89,600	2,013,312
Valero Energy Corp.	24,800	862,296

	Shares	Value
United States–(continued)
Verizon Communications Inc.	59,900	$3,015,366
Wal-Mart Stores, Inc.	27,000	2,011,230
Western Refining, Inc.	27,900	783,153
Yahoo! Inc.(a)	21,800	547,398
		73,132,324
Total Common Stocks & Other Equity Interests (Cost $116,866,358)		133,634,201

Money Market Funds–3.52%
Liquid Assets Portfolio–Institutional Class(b)	2,434,938	2,434,938
Premier Portfolio–Institutional Class(b)	2,434,938	2,434,938
Total Money Market Funds (Cost $4,869,876)		4,869,876
TOTAL INVESTMENTS–99.95% (Cost $121,736,234)		138,504,077
OTHER ASSETS LESS LIABILITIES–0.05%		75,333
NET ASSETS–100.00%		$138,579,410

Investment Abbreviations:

CDI	– Chess Depositary Instruments

Notes	to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Financials	18.9%
Health Care	13.5
Information Technology	12.9
Energy	12.3
Consumer Discretionary	11.4
Industrials	9.2
Consumer Staples	7.4
Telecommunication Services	6.2
Materials	2.7
Utilities	1.9
Money Market Funds Plus Other Assets Less Liabilities	3.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $116,866,358)	$133,634,201
Investments in affiliated money market funds, at value and cost	4,869,876
Total investments, at value (Cost $121,736,234)	138,504,077
Cash	113,544
Receivable for:
Deposits with brokers for open futures contracts	227,114
Investments sold	5,658,011
Fund shares sold	60,805
Dividends	237,011
Investment for trustee deferred compensation and retirement plans	34,687
Other assets	34,564
Total assets	144,869,813

Liabilities:
Payable for:
Investments purchased	5,467,881
Fund shares reacquired	149,061
Amount due custodian ,foreign (Cost $230,019)	417,648
Variation margin	12,595
Accrued fees to affiliates	104,930
Accrued trustees’ and officers’ fees and benefits	577
Accrued other operating expenses	58,724
Trustee deferred compensation and retirement plans	78,987
Total liabilities	6,290,403
Net assets applicable to shares outstanding	$138,579,410

Net assets consist of:
Shares of beneficial interest	$219,899,891
Undistributed net investment income	2,360,757
Undistributed net realized gain (loss)	(100,347,829)
Unrealized appreciation	16,666,591
$138,579,410

Net Assets:
Class A	$100,929,579
Class B	$5,600,819
Class C	$9,273,891
Class R	$1,172,300
Class Y	$625,539
Class R5	$20,977,282

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,997,772
Class B	468,878
Class C	777,548
Class R	92,759
Class Y	49,497
Class R5	1,640,964
Class A:
Net asset value per share	$12.62
Maximum offering price per share
(Net asset value of $12.62 ÷ 94.50%)	$13.35
Class B:
Net asset value and offering price per share	$11.95
Class C:
Net asset value and offering price per share	$11.93
Class R:
Net asset value and offering price per share	$12.64
Class Y:
Net asset value and offering price per share	$12.64
Class R5:
Net asset value and offering price per share	$12.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $152,350)	$2,109,366
Dividends from affiliated money market funds (includes securities lending income of $51,738)	52,746
Total investment income	2,162,112

Expenses:
Advisory fees	554,048
Administrative services fees	24,795
Custodian fees	14,253
Distribution fees:
Class A	125,558
Class B	31,853
Class C	46,738
Class R	2,813
Transfer agent fees — A, B, C, R and Y	185,376
Transfer agent fees — R5	923
Trustees’ and officers’ fees and benefits	15,113
Other	96,958
Total expenses	1,098,428
Less: Fees waived and expense offset arrangement(s)	(2,420)
Net expenses	1,096,008
Net investment income	1,066,104

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,993,103
Foreign currencies	(107,440)
Futures contracts	373,781
6,259,444
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,884,109
Foreign currencies	(25,304)
Futures contracts	(88,341)
6,770,464
Net realized and unrealized gain	13,029,908
Net increase in net assets resulting from operations	$14,096,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$1,066,104	$1,590,542
Net realized gain	6,259,444	6,613,078
Change in net unrealized appreciation	6,770,464	8,614,773
Net increase in net assets resulting from operations	14,096,012	16,818,393

Distributions to shareholders from net investment income:
Class A	—	(2,226,850)
Class B	—	(93,077)
Class C	—	(122,844)
Class R	—	(19,325)
Class Y	—	(21,434)
Class R5	—	(546,510)
Total distributions from net investment income	—	(3,030,040)

Share transactions–net:
Class A	(4,065,246)	(13,815,022)
Class B	(1,708,250)	(3,577,292)
Class C	(512,096)	(1,390,767)
Class R	137,992	(45,138)
Class Y	(209,993)	92,773
Class R5	269,932	744,793
Net increase (decrease) in net assets resulting from share transactions	(6,087,661)	(17,990,653)
Net increase (decrease) in net assets	8,008,351	(4,202,300)

Net assets:
Beginning of period	130,571,059	134,773,359
End of period (includes undistributed net investment income of $2,360,757 and $1,294,653, respectively)	$138,579,410	$130,571,059

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”), formerly Invesco Global Quantitative Core Fund, is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Global Low Volatility Equity Yield Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Global Low Volatility Equity Yield Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Global Low Volatility Equity Yield Fund

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $1,808.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

11                         Invesco Global Low Volatility Equity Yield Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $5,634 in front-end sales commissions from the sale of Class A shares and $0, $2,644 and $1,079 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period ended June 30, 2013, there were transfers from Level 1 to Level 2 of $5,027,206 and from Level 2 to Level 1 of $13,001,309, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$2,415,758	$4,733,112	$—	$7,148,870
Austria	—	1,511,372	—	1,511,372
Canada	4,728,962	—	—	4,728,962
Denmark	1,703,188	1,805,306	—	3,508,494
France	—	4,706,793	—	4,706,793
Germany	—	3,838,317	—	3,838,317
Hong Kong	—	2,601,967	—	2,601,967
Japan	8,625,589	2,518,906	—	11,144,495
Netherlands	—	1,453,850	—	1,453,850
New Zealand	—	2,098,404	—	2,098,404
Norway	677,802	488,135	—	1,165,937
Singapore	—	254,485	—	254,485
Sweden	—	3,903,394	—	3,903,394
Switzerland	—	2,610,051	—	2,610,051
United Kingdom	905,557	8,920,929	—	9,826,486
United States	77,475,761	526,439	—	78,002,200
	$96,532,617	$41,971,460	$—	$138,504,077
Futures*	(86,728)	—	—	(86,728)
Total Investments	$96,445,889	$41,971,460	$—	$138,417,349

*	Unrealized appreciation (depreciation).

12                         Invesco Global Low Volatility Equity Yield Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk
Futures contracts(a)	$14,421	$(101,149)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Market risk	$373,781
Change in Unrealized Appreciation (Depreciation)
Market risk	(88,341)
Total	$285,440

*	The average notional value of futures outstanding during the period was $3,448,879.

Open Futures Contracts*
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	28	September-2013	$2,239,020	$(64,252)
Dow Jones EURO STOXX 50 Index	25	September-2013	845,389	(28,988)
FTSE 100 Index	3	September-2013	281,149	(7,909)
SGX NIKKEI 25 Index	5	September-2013	343,442	14,421
Total				$(86,728)

*	Futures collateralized by $227,114 cash held with Merrill Lynch & Co., Inc.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$14,421	$(14,421)	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$101,149	$(14,421)	$86,728	$—	$(86,728)	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $612.

13                         Invesco Global Low Volatility Equity Yield Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$41,269,436	$—	$41,269,436
December 31, 2017	65,336,393	—	65,336,393
	$106,605,829	$—	$106,605,829

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $45,498,148 and $52,380,267, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,109,197
Aggregate unrealized (depreciation) of investment securities	(3,355,733)
Net unrealized appreciation of investment securities	$16,753,464

Cost of investments for tax purposes is $121,750,613.

14                         Invesco Global Low Volatility Equity Yield Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	306,436	$3,864,917	368,099	$4,066,079
Class B	16,984	202,876	10,485	108,689
Class C	53,488	641,489	72,073	741,753
Class R	15,736	195,531	29,398	324,738
Class Y	16,609	202,559	36,805	412,000
Class R5	42,723	531,986	67,297	741,549

Issued as reinvestment of dividends:
Class A	—	—	184,798	2,086,372
Class B	—	—	8,369	89,799
Class C	—	—	10,876	116,589
Class R	—	—	1,707	19,325
Class Y	—	—	1,584	17,882
Class R5	—	—	47,940	546,510

Automatic conversion of Class B shares to Class A shares:
Class A	95,584	1,203,691	188,753	2,096,605
Class B	(100,809)	(1,203,691)	(199,936)	(2,096,605)

Reacquired:
Class A	(734,682)	(9,133,854)	(1,998,868)	(22,064,078)
Class B	(60,208)	(707,435)	(161,806)	(1,679,175)
Class C	(97,170)	(1,153,585)	(217,409)	(2,249,109)
Class R	(4,572)	(57,539)	(35,802)	(389,201)
Class Y	(33,549)	(412,552)	(30,120)	(337,109)
Class R5	(20,691)	(262,054)	(48,677)	(543,266)
Net increase (decrease) in share activity	(504,121)	$(6,087,661)	(1,663,434)	$(17,990,653)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$11.38	$0.10	$1.14	$1.24	$—	$—	$—	$12.62	10.90%	$100,930	1.58	%(e)	1.58	%(e)	1.54	%(e)	34%
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	—	(0.27)	11.38	13.32	94,785	1.63		1.63		1.21		72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	—	(0.14)	10.28	(2.98)	98,542	1.56		1.56		1.91		86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	—	(0.14)	10.74	13.00	124,102	1.61		1.61		1.09		74
Year ended 12/31/09	7.70	0.09	2.02	2.11	(0.18)	—	(0.18)	9.63	27.47	138,058	1.66		1.66		1.13		72
Year ended 12/31/08	14.81	0.15	(6.67)	(6.52)	(0.03)	(0.56)	(0.59)	7.70	(43.90)	132,058	1.54		1.54		1.22		114
Class B
Six months ended 06/30/13	10.81	0.05	1.09	1.14	—	—	—	11.95	10.55	5,601	2.33	(e)	2.33	(e)	0.79	(e)	34
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	—	(0.15)	10.81	12.53	6,626	2.38		2.38		0.46		72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	—	(0.03)	9.74	(3.74)	9,313	2.31		2.31		1.16		86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	—	(0.05)	10.15	12.18	14,370	2.36		2.36		0.34		74
Year ended 12/31/09	7.21	0.03	1.88	1.91	(0.03)	—	(0.03)	9.09	26.50	19,741	2.41		2.41		0.38		72
Year ended 12/31/08	14.04	0.06	(6.30)	(6.24)	(0.03)	(0.56)	(0.59)	7.21	(44.32)	22,770	2.29		2.29		0.47		114
Class C
Six months ended 06/30/13	10.79	0.05	1.09	1.14	—	—	—	11.93	10.56	9,274	2.33	(e)	2.33	(e)	0.79	(e)	34
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	—	(0.15)	10.79	12.44	8,864	2.38		2.38		0.46		72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	—	(0.03)	9.73	(3.65)	9,298	2.31		2.31		1.16		86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	—	(0.05)	10.13	12.09	11,535	2.36		2.36		0.34		74
Year ended 12/31/09	7.20	0.03	1.88	1.91	(0.03)	—	(0.03)	9.08	26.54	13,008	2.41		2.41		0.38		72
Year ended 12/31/08	14.02	0.06	(6.29)	(6.23)	(0.03)	(0.56)	(0.59)	7.20	(44.30)	13,575	2.29		2.29		0.47		114
Class R
Six months ended 06/30/13	11.41	0.08	1.15	1.23	—	—	—	12.64	10.78	1,172	1.83	(e)	1.83	(e)	1.29	(e)	34
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	—	(0.23)	11.41	13.01	931	1.88		1.88		0.96		72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	—	(0.10)	10.30	(3.13)	888	1.81		1.81		1.66		86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	—	(0.11)	10.74	12.68	1,146	1.86		1.86		0.84		74
Year ended 12/31/09	7.68	0.07	2.01	2.08	(0.13)	—	(0.13)	9.63	27.14	875	1.91		1.91		0.88		72
Year ended 12/31/08	14.81	0.11	(6.65)	(6.54)	(0.03)	(0.56)	(0.59)	7.68	(44.03)	607	1.79		1.79		0.97		114
Class Y
Six months ended 06/30/13	11.38	0.11	1.15	1.26	—	—	—	12.64	11.07	626	1.33	(e)	1.33	(e)	1.79	(e)	34
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	—	(0.30)	11.38	13.55	756	1.38		1.38		1.46		72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	—	(0.17)	10.29	(2.76)	599	1.31		1.31		2.16		86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	—	(0.17)	10.76	13.27	720	1.36		1.36		1.34		74
Year ended 12/31/09	7.71	0.12	2.01	2.13	(0.19)	—	(0.19)	9.65	27.69	662	1.41		1.41		1.38		72
Year ended 12/31/08(f)	10.46	0.03	(2.19)	(2.16)	(0.03)	(0.56)	(0.59)	7.71	(20.46)	183	1.53	(g)	1.53	(g)	1.23	(g)	114
Class R5
Six months ended 06/30/13	11.49	0.13	1.16	1.29	—	—	—	12.78	11.23	20,977	1.03	(e)	1.03	(e)	2.09	(e)	34
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	—	(0.35)	11.49	13.96	18,609	1.06		1.06		1.78		72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	—	(0.23)	10.39	(2.44)	16,133	0.98		0.98		2.49		86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	—	(0.23)	10.88	13.76	18,770	0.97		0.97		1.73		74
Year ended 12/31/09	7.81	0.16	2.06	2.22	(0.26)	—	(0.26)	9.77	28.47	18,031	0.86		0.86		1.93		72
Year ended 12/31/08	14.94	0.22	(6.76)	(6.54)	(0.03)	(0.56)	(0.59)	7.81	(43.64)	12,864	1.07		1.07		1.69		114

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $101,279, $6,423, $9,425, $1,134, $703 and $20,696 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,109.00	$8.26	$1,016.96	$7.90	1.58%
B	1,000.00	1,105.50	12.16	1,013.24	11.63	2.33
C	1,000.00	1,105.60	12.16	1,013.24	11.63	2.33
R	1,000.00	1,107.80	9.56	1,015.72	9.15	1.83
Y	1,000.00	1,110.70	6.96	1,018.20	6.66	1.33
R5	1,000.00	1,112.30	5.39	1,019.69	5.16	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Low Volatility Equity Yield Fund’s (formerly known as Invesco Global Quantitative Core Fund) (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of

Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the fund was below the performance of the Index for the one, three and five year periods. The Trustees noted that they had approved changes to the investment objectives and strategies of the Fund in April. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

18 Invesco Global Low Volatility Equity Yield Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of one mutual fund with comparable investment strategies, but noted that the fund was a fund of funds that did not pay an advisory fee. The Board also noted that Invesco Advisers advises or sub-advises two off-shore funds with comparable investment strategies, one of which had a higher effective advisory fee rate and one of which had a lower effective advisory fee rate that the Fund’s rate.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19 Invesco Global Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                GLVEY-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco Income Allocation Fund Nasdaq: A: ALAAX ¡ B: BLIAX ¡ C: CLIAX ¡ R: RLIAX ¡ Y: ALAYX ¡ R5: ILAAX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

13	Financial Highlights

14	Fund Expenses

15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.67%
Class B Shares	1.29
Class C Shares	1.39
Class R Shares	1.64
Class Y Shares	1.80
Class R5 Shares	1.90
S&P 500 Index‚ (Broad Market Index)	13.82
Custom Income Allocation Index■ (Style-Specific Index)	2.26
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	1.69

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Lipper Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, comprises the following indexes: Russell 3000, MSCI EAFE ND, FTSE NAREIT Equity REITs and Barclays US Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Income Allocation Fund

Average Annual Total Returns

As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	4.64%
5 Years	4.16
1 Year	1.64

Class B Shares
Inception (10/31/05)	4.62%
5 Years	4.22
1 Year	1.73

Class C Shares
Inception (10/31/05)	4.64%
5 Years	4.58
1 Year	5.83

Class R Shares
Inception (10/31/05)	5.16%
5 Years	5.08
1 Year	7.37

Class Y Shares
Inception	5.57%
5 Years	5.60
1 Year	7.81

Class R5 Shares
Inception (10/31/05)	5.69%
5 Years	5.62
1 Year	7.92

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 0.88%, 1.63%, 1.63%, 1.13%, 0.63% and 0.63%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.26%, 2.01%, 2.01%, 1.51%, 1.01% and 0.93%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.63% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2014. See current prospectus for more information.

3                        Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Income Allocation Fund

Schedule of Investments

June 30, 2013

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–98.73%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Domestic Equity Funds–23.39%
Invesco Diversified Dividend Fund	8.23%	$18,665,102	$3,973,004	$(12,478,679)	$(569,745)	$3,165,214	$166,920	830,937	$12,754,896
Invesco Dividend Income Fund(b)	15.16%	9,166,547	14,393,356	(234,520)	164,629	592,411	221,761	1,331,831	23,480,182
Total Domestic Equity Funds		27,831,649	18,366,360	(12,713,199)	(405,116)	3,757,625	388,681		36,235,078

Fixed-Income Funds–63.92%
Invesco Core Plus Bond Fund	15.03%	17,743,569	6,917,208	(417,884)	(923,213)	(34,279)	326,555	2,211,339	23,285,401
Invesco Corporate Bond Fund	8.29%	10,031,764	3,657,081	(232,919)	(576,218)	(29,106)	233,977	1,849,007	12,850,602
Invesco Floating Rate Fund	7.14%	8,286,046	2,945,324	(191,815)	43,263	(26,421)	220,463	1,397,774	11,056,397
Invesco High Yield Fund	10.13%	12,535,272	3,956,892	(397,011)	(444,089)	38,832	409,406	3,623,532	15,689,896
Invesco International Total Return Fund	4.95%	5,773,257	2,487,374	(137,011)	(461,485)	8,684	44,700	731,250	7,670,819
Invesco Premium Income Fund	13.31%	16,546,687	5,821,184	(383,631)	(1,382,491)	10,528	495,162	2,061,227	20,612,277
Invesco Short Term Bond Fund	5.07%	5,721,711	2,345,258	(137,011)	(65,785)	(14,032)	61,632	906,482	7,850,141
Total Fixed-Income Funds		76,638,306	28,130,321	(1,897,282)	(3,810,018)	(45,794)	1,791,895		99,015,533

Foreign Equity Funds–4.76%
Invesco International Core Equity Fund	—%	6,672,082	741,154	(7,678,147)	15,427	249,484	—	—	—
PowerShares International Dividend Achievers Portfolio–ETF	4.76%	—	7,787,063	(10,764)	(401,897)	(421)	72,915	451,146	7,373,981
Total Foreign Equity Funds		6,672,082	8,528,217	(7,688,911)	(386,470)	249,063	72,915		7,373,981

Real Estate Funds–6.66%
Invesco Global Real Estate Income Fund	—%	8,615,678	1,120,261	(10,304,700)	(1,342,814)	1,911,575	82,645	—	—
PowerShares Active U.S. Real Estate Fund–ETF	6.66%	—	11,034,683	(15,154)	(706,080)	(1,545)	33,483	171,894	10,311,904
Total Real Estate Funds		8,615,678	12,154,944	(10,319,854)	(2,048,894)	1,910,030	116,128		10,311,904
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $152,759,624)	98.73%	$119,757,715	$67,179,842	$(32,619,246)	$(6,650,498)	$5,870,924 (c)	$2,369,619		$152,936,496
OTHER ASSETS LESS LIABILITIES	1.27%								1,969,243
NET ASSETS	100.00%								$154,905,739
Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Effective February 6, 2013, Invesco Utilities Fund was renamed Invesco Dividend Income Fund.
(c)	Includes $602,241 of capital gains distributions from an affiliated underlying fund from Invesco Dividend Income Fund.

Portfolio Composition

Asset Class	Target Allocation	% of Total Net Assets as of 06/30/13
Intermediate Term Taxable Investment Grade	23.75%	41.58%
Taxable Non-Investment Grade	31.25	17.27
Sector	15.00	15.16
Large Cap Blend	8.00	8.23
Real Estate	7.00	6.66
Short-Term Taxable Investment Grade	5.00	5.07
International Blend	10.00	4.76
Other Assets Less Liabilities	0.00	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $152,759,624)	$152,936,496
Cash	430,737
Receivable for:
Fund shares sold	1,998,130
Dividends - affiliated underlying funds	237,093
Investment for trustee deferred compensation and retirement plans	21,457
Other assets	33,290
Total assets	155,657,203

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	429,088
Fund shares reacquired	176,363
Accrued fees to affiliates	91,033
Accrued trustees’ and officers’ fees and benefits	781
Accrued other operating expenses	22,618
Trustee deferred compensation and retirement plans	31,581
Total liabilities	751,464
Net assets applicable to shares outstanding	$154,905,739

Net assets consist of:
Shares of beneficial interest	$161,477,698
Undistributed net investment income	790,114
Undistributed net realized gain (loss)	(7,538,945)
Unrealized appreciation	176,872
$154,905,739

Net Assets:
Class A	$109,835,194
Class B	$5,595,122
Class C	$33,905,475
Class R	$1,792,328
Class Y	$3,473,174
Class R5	$304,446

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	10,588,103
Class B	538,791
Class C	3,264,770
Class R	172,666
Class Y	334,829
Class R5	29,342
Class A:
Net asset value per share	$10.37
Maximum offering price per share
(Net asset value of $10.37 ÷ 94.50%)	$10.97
Class B:
Net asset value and offering price per share	$10.38
Class C:
Net asset value and offering price per share	$10.39
Class R:
Net asset value and offering price per share	$10.38
Class Y:
Net asset value and offering price per share	$10.37
Class R5:
Net asset value and offering price per share	$10.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$2,369,619
Other Income	23
Total investment income	2,369,642

Expenses:
Administrative services fees	24,795
Custodian fees	3,676
Distribution fees:
Class A	119,513
Class B	28,808
Class C	134,745
Class R	5,002
Transfer agent fees — A, B, C, R and Y	91,161
Transfer agent fees — R5	126
Trustees’ and officers’ fees and benefits	15,121
Registration and filing fees	38,620
Other	38,825
Total expenses	500,392
Less: Expenses reimbursed and expense offset arrangement(s)	(212,411)
Net expenses	287,981
Net investment income	2,081,661

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain on sales of affiliated underlying fund shares	5,268,683
Net realized gain from distributions affiliated underlying fund shares	602,241
Net realized gain from affiliated underlying fund shares	5,870,924
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(6,650,498)
Net gain (loss) from affiliated underlying funds	(779,574)
Net increase in net assets resulting from operations	$1,302,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$2,081,661	$3,863,092
Net realized gain (loss)	5,870,924	(299,489)
Change in net unrealized appreciation (depreciation)	(6,650,498)	7,614,006
Net increase in net assets resulting from operations	1,302,087	11,177,609

Distributions to shareholders from net investment income:
Class A	(1,785,280)	(2,638,154)
Class B	(78,578)	(171,364)
Class C	(409,410)	(615,843)
Class R	(30,741)	(53,334)
Class Y	(57,283)	(60,435)
Class R5	(5,136)	(3,965)
Total distributions from net investment income	(2,366,428)	(3,543,095)

Share transactions–net:
Class A	24,998,949	16,485,594
Class B	(393,691)	(1,087,901)
Class C	10,435,449	1,508,959
Class R	(105,931)	614,148
Class Y	1,216,150	698,448
Class R5	80,133	195,244
Net increase in net assets resulting from share transactions	36,231,059	18,414,492
Net increase in net assets	35,166,718	26,049,006

Net assets:
Beginning of period	119,739,021	93,690,015
End of period (includes undistributed net investment income of $790,114 and $1,074,881, respectively)	$154,905,739	$119,739,021

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Income Allocation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

9                         Invesco Income Allocation Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2014, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2013, the Adviser reimbursed Fund level expenses of $121,124 and reimbursed class level expenses of $65,360, $3,939, $18,422, $1,368, $1,838 and $126 of Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $99,195 in

10                         Invesco Income Allocation Fund

front-end sales commissions from the sale of Class A shares and $185, $2,723 and $1,792 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $234.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

11                         Invesco Income Allocation Fund

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$1,382,854	$—	$1,382,854
December 31, 2017	2,118,568	—	2,118,568
December 31, 2018	454,222	—	454,222
Total capital loss carryforward	$3,955,644	$—	$3,955,644

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $67,179,842 and $32,619,246, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(9,277,354)
Net unrealized appreciation (depreciation) of investment securities	$(9,277,354)

Cost of investments for tax purposes is $162,213,850.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	3,324,815	$35,367,773	2,833,744	$28,782,224
Class B	68,655	730,105	125,081	1,264,189
Class C	1,285,344	13,769,501	614,478	6,239,154
Class R	24,631	264,017	93,036	936,093
Class Y	149,078	1,597,450	171,353	1,753,048
Class R5	7,460	79,789	20,853	213,827

Issued as reinvestment of dividends:
Class A	156,031	1,637,356	217,470	2,199,080
Class B	6,805	71,572	14,603	147,470
Class C	35,838	376,050	51,076	516,445
Class R	2,920	30,741	5,262	53,334
Class Y	4,588	48,117	4,547	46,052
Class R5	464	4,871	345	3,520

Automatic conversion of Class B shares to Class A shares:
Class A	45,877	489,773	85,209	854,521
Class B	(45,872)	(489,773)	(85,359)	(854,521)

Reacquired:
Class A	(1,179,345)	(12,495,953)	(1,522,938)	(15,350,231)
Class B	(66,452)	(705,595)	(163,555)	(1,645,039)
Class C	(348,591)	(3,710,102)	(520,556)	(5,246,640)
Class R	(37,769)	(400,689)	(37,306)	(375,279)
Class Y	(40,626)	(429,417)	(110,276)	(1,100,652)
Class R5	(425)	(4,527)	(2,144)	(22,103)
Net increase in share activity	3,393,426	$36,231,059	1,794,923	$18,414,492

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$10.38	$0.17	$0.00	$0.17	$(0.18)	$—	$(0.18)	$10.37	1.67%	$109,835	0.25	%(e)	0.57	%(e)	3.31	%(e)	24%
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	—	(0.36)	10.38	11.83	85,518	0.26		0.63		3.96		20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	—	(0.36)	9.62	3.54	63,727	0.28		0.65		4.00		11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	—	(0.39)	9.64	10.02	55,556	0.28		0.67		4.22		16
Year ended 12/31/09	7.94	0.41	1.19	1.60	(0.41)	—	(0.41)	9.13	20.80	49,394	0.28		0.74		4.94		20
Year ended 12/31/08	10.60	0.55	(2.46)	(1.91)	(0.55)	(0.20)	(0.75)	7.94	(18.88)	43,926	0.28		0.67		5.69		27
Class B
Six months ended 06/30/13	10.39	0.13	0.00	0.13	(0.14)	—	(0.14)	10.38	1.29	5,595	1.00	(e)	1.32	(e)	2.56	(e)	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	5,980	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	6,592	1.03		1.40		3.25		11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	—	(0.32)	9.65	9.31	6,811	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.18	1.53	(0.35)	—	(0.35)	9.13	19.74	6,573	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.46)	7,177	1.03		1.42		4.94		27
Class C
Six months ended 06/30/13	10.39	0.13	0.01	0.14	(0.14)	—	(0.14)	10.39	1.39	33,905	1.00	(e)	1.32	(e)	2.56	(e)	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	23,814	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	20,669	1.03		1.40		3.25		11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	—	(0.32)	9.65	9.18	19,802	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.19	1.54	(0.35)	—	(0.35)	9.14	19.87	20,859	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.47)	19,324	1.03		1.42		4.94		27
Class R
Six months ended 06/30/13	10.38	0.16	0.01	0.17	(0.17)	—	(0.17)	10.38	1.64	1,792	0.50	(e)	0.82	(e)	3.06	(e)	24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	—	(0.34)	10.38	11.55	1,899	0.51		0.88		3.71		20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	—	(0.33)	9.62	3.18	1,173	0.53		0.90		3.75		11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	—	(0.36)	9.65	9.86	1,078	0.53		0.92		3.97		16
Year ended 12/31/09	7.95	0.39	1.18	1.57	(0.39)	—	(0.39)	9.13	20.34	721	0.53		0.99		4.69		20
Year ended 12/31/08	10.61	0.52	(2.45)	(1.93)	(0.53)	(0.20)	(0.73)	7.95	(19.06)	419	0.53		0.92		5.44		27
Class Y
Six months ended 06/30/13	10.38	0.19	0.00	0.19	(0.20)	—	(0.20)	10.37	1.80	3,473	0.00	(e)	0.32	(e)	3.56	(e)	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	2,302	0.01		0.38		4.21		20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	—	(0.38)	9.62	3.70	1,502	0.03		0.40		4.25		11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	—	(0.41)	9.65	10.42	757	0.03		0.42		4.47		16
Year ended 12/31/09	7.94	0.44	1.18	1.62	(0.43)	—	(0.43)	9.13	21.10	459	0.03		0.49		5.19		20
Year ended 12/31/08(f)	8.93	0.12	(0.94)	(0.82)	(0.17)	—	(0.17)	7.94	(9.14)	234	0.03	(g)	0.57	(g)	5.94	(g)	27
Class R5
Six months ended 06/30/13	10.38	0.19	0.01	0.20	(0.20)	—	(0.20)	10.38	1.90	304	0.00	(e)	0.28	(e)	3.56	(e)	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	227	0.01		0.30		4.21		20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	—	(0.38)	9.62	3.81	27	0.03		0.34		4.25		11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	—	(0.41)	9.64	10.30	11	0.03		0.33		4.47		16
Year ended 12/31/09	7.94	0.43	1.19	1.62	(0.43)	—	(0.43)	9.13	21.10	10	0.04		0.39		5.18		20
Year ended 12/31/08	10.60	0.56	(2.44)	(1.88)	(0.58)	(0.20)	(0.78)	7.94	(18.67)	12	0.04		0.36		5.93		27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.65%, 0.65%, 0.60%, 0.62% and 0.71% for the six months ended June 30, 2013, for the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $96,403, $5,809, $27,172, $2,017, $2,712, and $254 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

13                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013, through June 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,016.70	$1.25	$1,023.55	$1.25	0.25%
B	1,000.00	1,012.90	4.99	1,019.84	5.01	1.00
C	1,000.00	1,013.90	4.99	1,019.84	5.01	1.00
R	1,000.00	1,016.40	2.50	1,022.32	2.51	0.50
Y	1,000.00	1,018.00	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,019.00	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by181/365 to reflect the most recent fiscal half year.

14                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Income Allocation Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

15 Invesco Income Allocation Fund

Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least April 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16 Invesco Income Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                 INCAL-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco International Allocation Fund Nasdaq: A: AINAX ¡ B: INABX ¡ C: INACX ¡ R: RINAX ¡ Y: AINYX ¡ R5: INAIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

5	Financial Statements

7	Notes to Financial Statements

12	Financial Highlights

13	Fund Expenses

14	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.30%
Class B Shares	-0.70
Class C Shares	-0.70
Class R Shares	-0.40
Class Y Shares	-0.20
Class R5 Shares	-0.10
MSCI All Country World ex-US Index ND‚ (Broad Market/Style-Specific Index)	-0.04
Lipper International Multi-Cap Core Funds Index‚ (Peer Group Index)	3.65

Source(s): ‚Lipper Inc.

The MSCI All Country World ex-US Index ND is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	3.21%
5 Years	-0.53
1 Year	5.27

Class B Shares
Inception (10/31/05)	3.20%
5 Years	-0.47
1 Year	5.63

Class C Shares
Inception (10/31/05)	3.20%
5 Years	-0.15
1 Year	9.63

Class R Shares
Inception (10/31/05)	3.73%
5 Years	0.37
1 Year	11.18

Class Y Shares
Inception	4.15%
5 Years	0.86
1 Year	11.82

Class R5 Shares
Inception (10/31/05)	4.27%
5 Years	0.91
1 Year	12.01

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.53%, 2.28%, 2.28%, 1.78%, 1.28% and 1.07%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past on the Fund’s Class A, Class B, Class C, Class R and Class Y shares, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.85% for Invesco International Allocation Fund.

2                Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                Invesco International Allocation Fund

Schedule of Investments

June 30, 2013

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.46%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/13	Value 06/30/13
Foreign Equity Funds–99.92%
Invesco Developing Markets Fund	4.20%	$7,829,370	$189,105	$(420,510)	$(396,165)	$4,376	$—	224,772	$7,206,176
Invesco Emerging Markets Equity Fund	3.68%	7,687,026	189,104	(420,504)	(1,091,211)	(58,918)	—	925,918	6,305,497
Invesco International Core Equity Fund	31.27%	55,958,387	1,302,719	(2,896,960)	489,173	(1,240,690)	—	5,256,140	53,612,629
Invesco International Growth Fund	22.43%	38,949,569	945,522	(2,102,619)	863,932	(188,446)	—	1,295,654	38,467,958
Invesco International Small Company Fund	9.96%	18,041,867	420,232	(934,568)	(407,427)	(36,863)	—	846,543	17,083,241
PowerShares International Dividend Achievers Portfolio–ETF	28.38%	48,231,921	786,843	(2,014,250)	1,719,886	(65,090)	645,793	2,977,015	48,659,310
Total Foreign Equity Funds	99.92%	176,698,140	3,833,525	(8,789,411)	1,178,188	(1,585,631)	645,793		171,334,811

Money Market Funds–0.54%
Liquid Assets Portfolio–Institutional Class	0.27%	152,415	4,337,970	(4,023,647)	—	—	84	466,738	466,738
Premier Portfolio–Institutional Class	0.27%	152,415	4,337,970	(4,023,647)	—	—	47	466,738	466,738
Total Money Market Funds	0.54%	304,830	8,675,940	(8,047,294)	—	—	131		933,476
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $175,919,466)	100.46%	$177,002,970	$12,509,465	$(16,836,705)	$1,178,188	$(1,585,631)	$645,924		$172,268,287
OTHER ASSETS LESS LIABILITIES	(0.46)%								(783,636)
NET ASSETS	100.00%								$171,484,651

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed. The Fund invests in the fund shares of the Exchange-Traded Fund.

Portfolio Composition

Asset Class	Target Allocation	% of Total Net Assets as of 6/30/13
Emerging Markets	9.00%	7.88%
International/Global Blend	31.00	31.27
International/Global Growth	32.50	32.39
International/Global Value	27.50	28.38
Other Assets Less Liabilities	0.00	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $175,919,466)	$172,268,287
Receivable for:
Investments sold	4,449
Fund shares sold	248,434
Dividends from affiliated underlying funds	20
Investment for trustee deferred compensation and retirement plans	22,890
Other assets	27,746
Total assets	172,571,826

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	478,880
Fund shares reacquired	377,559
Accrued fees to affiliates	143,437
Accrued trustees’ and officers’ fees and benefits	542
Accrued other operating expenses	37,659
Trustee deferred compensation and retirement plans	49,098
Total liabilities	1,087,175
Net assets applicable to shares outstanding	$171,484,651

Net assets consist of:
Shares of beneficial interest	$272,117,604
Undistributed net investment income	116,472
Undistributed net realized gain (loss)	(97,098,246)
Unrealized appreciation (depreciation)	(3,651,179)
$171,484,651

Net Assets:
Class A	$122,508,060
Class B	$9,126,275
Class C	$26,490,613
Class R	$5,876,009
Class Y	$7,088,729
Class R5	$394,965

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	12,357,595
Class B	924,299
Class C	2,683,499
Class R	593,383
Class Y	716,528
Class R5	39,755
Class A:
Net asset value per share	$9.91
Maximum offering price per share
(Net asset value of $9.91 ÷ 94.50%)	$10.49
Class B:
Net asset value and offering price per share	$9.87
Class C:
Net asset value and offering price per share	$9.87
Class R:
Net asset value and offering price per share	$9.90
Class Y:
Net asset value and offering price per share	$9.89
Class R5:
Net asset value and offering price per share	$9.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$645,924

Expenses:
Administrative services fees	24,794
Custodian fees	5,066
Distribution fees:
Class A	158,397
Class B	50,838
Class C	139,582
Class R	15,131
Transfer agent fees — A, B, C, R and Y	220,464
Transfer agent fees — R5	61
Trustees’ and officers’ fees and benefits	16,088
Other	92,606
Total expenses	723,027
Less: Expense offset arrangement	(644)
Net expenses	722,383
Net investment income (loss)	(76,459)

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(1,585,631)
Change in net unrealized appreciation of affiliated underlying fund shares	1,178,188
Net gain (loss) from affiliated underlying funds	(407,443)
Net increase (decrease) in net assets resulting from operations	$(483,902)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income (loss)	$(76,459)	$2,242,511
Net realized gain (loss)	(1,585,631)	(8,176,473)
Change in net unrealized appreciation	1,178,188	28,080,904
Net increase (decrease) in net assets resulting from operations	(483,902)	22,146,942

Distributions to shareholders from net investment income:
Class A	—	(4,445,461)
Class B	—	(197,140)
Class C	—	(513,227)
Class R	—	(161,667)
Class Y	—	(267,886)
Class R5	—	(11,642)
Total distributions from net investment income	—	(5,597,023)

Share transactions–net:
Class A	(2,783,822)	(9,641,038)
Class B	(1,460,924)	(2,960,807)
Class C	(1,300,761)	(4,664,222)
Class R	354,066	132,282
Class Y	378,971	1,863,238
Class R5	121,598	82,039
Net increase (decrease) in net assets resulting from share transactions	(4,690,872)	(15,188,508)
Net increase (decrease) in net assets	(5,174,774)	1,361,411

Net assets:
Beginning of period	176,659,425	175,298,014
End of period (includes undistributed net investment income of $116,472 and $192,931, respectively)	$171,484,651	$176,659,425

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital. The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

7                         Invesco International Allocation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

8                         Invesco International Allocation Fund

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $24,380 in front-end sales commissions from the sale of Class A shares and $285, $5,356 and $859 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

9                         Invesco International Allocation Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $644.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$27,122,541	$—	$27,122,541
December 31, 2017	23,283,288	—	23,283,288
December 31, 2018	9,317,140	—	9,317,140
Not subject to expiration	141,154	10,597,071	10,738,225
	$59,864,123	$10,597,071	$70,461,194

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

10                         Invesco International Allocation Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $3,833,525 and $8,789,411, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,963,181
Aggregate unrealized (depreciation) of investment securities	(33,766,028)
Net unrealized appreciation (depreciation) of investment securities	$(27,802,847)

Cost of investments for tax purposes is $200,071,134.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,308,713	$13,424,665	2,284,884	$21,833,456
Class B	33,337	340,447	37,252	351,034
Class C	186,563	1,906,889	426,239	3,998,824
Class R	132,833	1,351,668	198,291	1,880,950
Class Y	160,910	1,648,358	323,505	3,100,009
Class R5	14,895	149,751	13,776	133,310

Issued as reinvestment of dividends:
Class A	—	—	409,091	4,009,097
Class B	—	—	18,674	183,011
Class C	—	—	48,281	473,149
Class R	—	—	16,468	161,385
Class Y	—	—	19,765	193,103
Class R5	—	—	853	8,360

Automatic conversion of Class B shares to Class A shares:
Class A	55,799	571,479	118,050	1,133,960
Class B	(55,931)	(571,479)	(120,484)	(1,133,960)

Reacquired:
Class A	(1,635,182)	(16,779,966)	(3,816,595)	(36,617,551)
Class B	(120,082)	(1,229,892)	(248,540)	(2,360,892)
Class C	(313,340)	(3,207,650)	(975,592)	(9,136,195)
Class R	(97,925)	(997,602)	(201,333)	(1,910,053)
Class Y	(123,676)	(1,269,387)	(148,752)	(1,429,874)
Class R5	(2,682)	(28,153)	(6,506)	(59,631)
Net increase (decrease) in share activity	(455,768)	$(4,690,872)	(1,602,673)	$(15,188,508)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11                         Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/13	$9.94	$0.00	$(0.03)	$(0.03)	$—	$—	$—	$9.91	(0.30)%	$122,508	0.65	%(f)	0.65	%(f)	0.07	%(f)	2%
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	—	(0.36)	9.94	13.62	125,566	0.60		0.68		1.42		6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	—	(0.16)	9.07	(8.57)	123,677	0.43		0.66		1.97		11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	—	(0.20)	10.10	12.04	140,375	0.43		0.64		1.50		6
Year ended 12/31/09	6.79	0.17	2.45	2.62	(0.21)	—	(0.21)	9.20	38.68	148,986	0.44		0.76		2.22		11
Year ended 12/31/08	14.14	0.18	(6.43)	(6.25)	(0.01)	(1.09)	(1.10)	6.79	(44.27)	120,847	0.44		0.65		1.56		38
Class B
Six months ended 06/30/13	9.94	(0.03)	(0.04)	(0.07)	—	—	—	9.87	(0.70)	9,126	1.40	(f)	1.40	(f)	(0.68	) (f)	2
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	—	(0.18)	9.94	12.78	10,606	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	—	(0.07)	8.98	(9.21)	12,392	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	17,336	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	19,284	1.19		1.51		1.47		11
Year ended 12/31/08	14.06	0.09	(6.37)	(6.28)	(0.01)	(1.09)	(1.10)	6.68	(44.74)	17,571	1.19		1.40		0.81		38
Class C
Six months ended 06/30/13	9.94	(0.03)	(0.04)	(0.07)	—	—	—	9.87	(0.70)	26,491	1.40	(f)	1.40	(f)	(0.68	) (f)	2
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	—	(0.18)	9.94	12.78	27,929	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	—	(0.07)	8.98	(9.21)	29,727	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	40,020	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	42,315	1.19		1.51		1.47		11
Year ended 12/31/08	14.05	0.09	(6.36)	(6.27)	(0.01)	(1.09)	(1.10)	6.68	(44.70)	35,579	1.19		1.40		0.81		38
Class R
Six months ended 06/30/13	9.94	(0.01)	(0.03)	(0.04)	—	—	—	9.90	(0.40)	5,876	0.90	(f)	0.90	(f)	(0.18	) (f)	2
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	—	(0.30)	9.94	13.35	5,554	0.85		0.93		1.17		6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	—	(0.13)	9.04	(8.81)	4,929	0.68		0.91		1.72		11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	—	(0.18)	10.06	11.84	5,679	0.68		0.89		1.25		6
Year ended 12/31/09	6.75	0.15	2.43	2.58	(0.17)	—	(0.17)	9.16	38.38	4,625	0.69		1.01		1.97		11
Year ended 12/31/08	14.12	0.15	(6.42)	(6.27)	(0.01)	(1.09)	(1.10)	6.75	(44.48)	2,980	0.69		0.90		1.31		38
Class Y
Six months ended 06/30/13	9.91	0.02	(0.04)	(0.02)	—	—	—	9.89	(0.20)	7,089	0.40	(f)	0.40	(f)	0.32	(f)	2
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	—	(0.41)	9.91	13.90	6,732	0.35		0.43		1.67		6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	—	(0.19)	9.07	(8.30)	4,396	0.18		0.41		2.22		11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	—	(0.23)	10.10	12.29	4,965	0.18		0.39		1.75		6
Year ended 12/31/09	6.80	0.21	2.44	2.65	(0.25)	—	(0.25)	9.20	38.99	4,033	0.19		0.51		2.47		11
Year ended 12/31/08(g)	9.83	0.03	(1.96)	(1.93)	(0.01)	(1.09)	(1.10)	6.80	(19.74)	477	0.19	(h)	0.64	(h)	1.81	(h)	38
Class R5
Six months ended 06/30/13	9.94	0.03	(0.04)	(0.01)	—	—	—	9.93	(0.10)	395	0.19	(f)	0.19	(f)	0.53	(f)	2
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	—	(0.44)	9.94	14.09	274	0.21		0.22		1.81		6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	—	(0.19)	9.10	(8.52)	177	0.18		0.22		2.22		11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	—	(0.23)	10.16	12.59	89	0.16		0.16		1.77		6
Year ended 12/31/09	6.83	0.19	2.46	2.65	(0.25)	—	(0.25)	9.23	38.90	66	0.18		0.23		2.48		11
Year ended 12/31/08	14.17	0.21	(6.45)	(6.24)	(0.01)	(1.09)	(1.10)	6.83	(44.11)	50	0.15		0.15		1.85		38

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.88%, 0.90% and 0.98% for the years ended December 31, 2012, December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $127,768, $10,252, $28,148, $6,103, $7,313 and $327 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(g)	Commencement date of October 3, 2008 for Class Y shares.
(h)	Annualized.

12                         Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013, through June 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$997.00	$3.22	$1,021.57	$3.26	0.65%
B	1,000.00	993.00	6.92	1,017.85	7.00	1.40
C	1,000.00	993.00	6.92	1,017.85	7.00	1.40
R	1,000.00	996.00	4.45	1,020.33	4.51	0.90
Y	1,000.00	998.00	1.98	1,022.81	2.01	0.40
R5	1,000.00	999.00	0.94	1,023.85	0.95	0.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Allocation Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that

14 Invesco International Allocation Fund

Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

15 Invesco International Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-02699 and 002-57526                     INTAL-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco Leaders Fund Nasdaq: A: VLFAX ¡ B: VLFBX ¡ C: VLFCX ¡ Y: VLFIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

5	Financial Statements

7	Notes to Financial Statements

12	Financial Highlights

13	Fund Expenses

14	Approval of Investment Advisory and Sub-Advisory Contracts

16	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.09%
Class B Shares	9.69
Class C Shares	9.71
Class Y Shares	10.23
S&P 500 Index‚ (Broad Market Index)	13.82
Barclays U.S. Government/Credit Index■ (Style-Specific Index)	-2.67
Russell 1000 Value Index■ (Style-Specific Index)	15.90
MSCI EAFE Growth Index ND▲ (Style-Specific Index)	5.47

Source(s):	‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Lipper Inc.;
¿Invesco, Russell via FactSet Research Systems Inc.;
▲Invesco, MSCI via FactSet Research Systems Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Growth Index ND is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Leaders Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Leaders Fund (renamed Invesco Leaders Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Leaders Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.30%, 2.05%, 2.05% and 1.05%, respectively.1 The expense ratios presented above may

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (2/27/06)	2.95%
5 Years	3.56
1 Year	12.70

Class B Shares
Inception (2/27/06)	2.97%
5 Years	3.60
1 Year	13.41

Class C Shares
Inception (2/27/06)	2.98%
5 Years	3.96
1 Year	17.41

Class Y Shares
Inception (2/27/06)	4.00%
5 Years	4.98
1 Year	19.58

vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.57% for Invesco Leaders Fund.

2                        Invesco Leaders Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Leaders Fund

Schedule of Investments

June 30, 2013

(Unaudited)

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 06/30/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 06/30/13	Value 06/30/13
Domestic Equity Funds–66.40%
Invesco Comstock Fund	33.28%	$56,082,933	$564,155	$(7,322,546)	$8,214,268	$747,664	$533,800	2,808,987	$58,286,474
Invesco Equity and Income Fund	33.12%	55,956,620	923,400	(5,328,970)	5,941,433	516,714	643,306	5,648,413	58,009,197
Total Domestic Equity Funds		112,039,553	1,487,555	(12,651,516)	14,155,701	1,264,378	1,177,106		116,295,671

Foreign Equity Funds–33.35%
Invesco International Growth Fund	33.35%	56,020,641	3,181,630	(1,734,168)	940,087	13,146	—	1,967,711	58,421,336

Money Market Funds–0.38%
Liquid Assets Portfolio-Institutional Class	0.19%	337,997	4,432,797	(4,443,906)	—	—	95	326,888	326,888
Premier Portfolio-Institutional Class	0.19%	337,997	4,432,797	(4,443,906)	—	—	54	326,888	326,888
Total Money Market Funds		675,994	8,865,594	(8,887,812)	—	—	149		653,776
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $132,110,930)	100.13%	$168,736,188	$13,534,779	$(23,273,496)	$15,095,788	$1,277,524	$1,177,255		$175,370,783
OTHER ASSETS LESS LIABILITIES	(0.13)%								(231,202)
NET ASSETS	100.00%								$175,139,581

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed.

Portfolio Composition

By asset allocation, based on Net Assets

as of June 30, 2013

Primarily Foreign Equity	33.3%
Domestic Blend	33.1
Primarily Domestic Equity	33.3
Money Market Funds	0.4
Other Assets Less Liabilities	(0.1)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Leaders Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $132,110,930)	$175,370,783
Receivable for:
Fund shares sold	127,034
Dividends from affiliated underlying funds	14
Investment for trustee deferred compensation and retirement plans	12,928
Other assets	4,801
Total assets	175,515,560

Liabilities:
Payable for:
Fund shares reacquired	43,574
Accrued fees to affiliates	190,991
Accrued trustees’ and officers’ fees and benefits	683
Accrued other operating expenses	115,484
Trustee deferred compensation and retirement plans	25,247
Total liabilities	375,979
Net assets applicable to shares outstanding	$175,139,581

Net assets consist of:
Shares of beneficial interest	$207,728,682
Undistributed net investment income	62,663
Undistributed net realized gain (loss)	(75,911,617)
Unrealized appreciation	43,259,853
$175,139,581

Net Assets:
Class A	$122,066,505
Class B	$37,127,954
Class C	$15,435,415
Class Y	$509,707

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	11,185,340
Class B	3,404,964
Class C	1,432,796
Class Y	46,715
Class A:
Net asset value per share	$10.91
Maximum offering price per share
(Net asset value of $10.91 ÷ 94.50%)	$11.55
Class B:
Net asset value and offering price per share	$10.90
Class C:
Net asset value and offering price per share	$10.77
Class Y:
Net asset value and offering price per share	$10.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Leaders Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,177,255

Expenses:
Administrative services fees	24,794
Custodian fees	4,832
Distribution fees:
Class A	151,197
Class B	188,234
Class C	77,655
Transfer agent fees	253,897
Trustees’ and officers’ fees and benefits	15,924
Registration and filing fees	52,751
Reports to shareholders	136,794
Other	43,554
Total expenses	949,632
Less: Expense offset arrangement(s)	(187)
Net expenses	949,445
Net investment income	227,810

Realized and unrealized gain:
Net realized gain from affiliated underlying fund shares	1,277,524
Change in net unrealized appreciation of affiliated underlying fund shares	15,095,788
Net realized and unrealized gain from affiliated underlying funds	16,373,312
Net increase in net assets resulting from operations	$16,601,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Leaders Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$227,810	$1,818,296
Net realized gain (loss)	1,277,524	(2,183,999)
Change in net unrealized appreciation	15,095,788	24,611,994
Net increase in net assets resulting from operations	16,601,122	24,246,291

Distributions to shareholders from net investment income:
Class A	(738,101)	(1,497,574)
Class B	(87,887)	(201,754)
Class C	(36,605)	(81,965)
Class Y	(3,256)	(4,302)
Total distributions from net investment income	(865,849)	(1,785,595)

Share transactions-net:
Class A	(4,570,125)	(15,704,786)
Class B	(3,122,301)	(8,171,566)
Class C	(1,038,738)	(2,768,838)
Class Y	169,827	53,277
Net increase (decrease) in net assets resulting from share transactions	(8,561,337)	(26,591,913)
Net increase (decrease) in net assets	7,173,936	(4,131,217)

Net assets:
Beginning of period	167,965,645	172,096,862
End of period (includes undistributed net investment income of $62,663 and $700,702, respectively)	$175,139,581	$167,965,645

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Leaders Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.

The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

7                         Invesco Leaders Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

8                         Invesco Leaders Fund

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $25,034 in front-end sales commissions from the sale of Class A shares and $0, $13,130 and $222 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

9                         Invesco Leaders Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $187.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

10                         Invesco Leaders Fund

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$9,220,402	$—	$9,220,402
December 31, 2017	19,944,094	—	19,944,094
December 31, 2018	38,069,815	—	38,069,815
Not subject to expiration	—	6,345,997	6,345,997
	$67,234,311	$6,345,997	$73,580,308

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $4,669,185 and $14,385,684, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$39,749,504
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$39,749,504

Cost of investments for tax purposes is $135,621,279.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	535,455	$5,738,077	1,146,736	$10,838,057
Class B	3,777	40,610	15,709	144,257
Class C	34,934	371,839	73,719	691,057
Class Y	27,618	305,495	8,355	79,208

Issued as reinvestment of dividends:
Class A	67,143	728,100	152,149	1,449,270
Class B	7,999	86,637	20,779	197,259
Class C	3,237	34,656	7,961	74,671
Class Y	273	2,964	402	3,836

Automatic conversion of Class B shares to Class A shares:
Class A	32,473	347,961	88,689	845,958
Class B	(32,529)	(347,961)	(85,610)	(845,958)

Reacquired:
Class A	(1,063,666)	(11,384,263)	(3,049,711)	(28,838,071)
Class B	(271,057)	(2,901,587)	(816,909)	(7,667,124)
Class C	(136,350)	(1,445,233)	(376,765)	(3,534,566)
Class Y	(12,899)	(138,632)	(3,089)	(29,767)
Net increase (decrease) in share activity	(803,592)	$(8,561,337)	(2,817,585)	$(26,591,913)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11                         Invesco Leaders Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(b)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(b)		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover(c)
Class A
Six months ended 06/30/13	$9.97	$0.03	$0.98	$1.01	$(0.07)	$—	$(0.07)	$10.91	10.09	%(d)	$122,067	0.86	%(e)	0.86	%(e)	0.49	%(e)	3%
Year ended 12/31/12	8.75	0.12	1.22	1.34	(0.12)	—	(0.12)	9.97	15.40	(d)	115,766	0.62		0.73		1.29		4
Year ended 12/31/11	9.23	0.17	(0.48)	(0.31)	(0.17)	—	(0.17)	8.75	(3.39	)(d)	116,194	0.50		0.68		1.81		7
Nine months ended 12/31/10	8.76	0.09	0.49	0.58	(0.11)	—	(0.11)	9.23	6.70	(d)	137,607	0.50	(f)	0.70	(f)	1.37	(f)	4
Three months ended 03/31/10	5.90	0.11	2.89	3.00	(0.14)	—	(0.14)	8.76	51.13	(g)	149,281	0.50		0.76		1.38		9
Year ended 03/31/09	10.49	0.19	(4.25)	(4.06)	(0.16)	(0.37)	(0.53)	5.90	(39.27	)(g)	109,881	0.50		0.73		2.21		21
Year ended 03/31/08	11.26	0.16	(0.68)	(0.52)	(0.15)	(0.10)	(0.25)	10.49	(4.77	)(g)	201,430	0.50		0.57		1.42		3
Class B
Six months ended 06/30/13	9.96	(0.01)	0.98	0.97	(0.03)	—	(0.03)	10.90	9.69	(d)	37,128	1.61	(e)	1.61	(e)	(0.26	)(e)	3
Year ended 12/31/12	8.74	0.05	1.22	1.27	(0.05)	—	(0.05)	9.96	14.55	(d)	36,819	1.37		1.48		0.54		4
Year ended 12/31/11	9.22	0.10	(0.48)	(0.38)	(0.10)	—	(0.10)	8.74	(4.12	)(d)	39,899	1.25		1.43		1.06		7
Nine months ended 12/31/10	8.76	0.04	0.48	0.52	(0.06)	—	(0.06)	9.22	5.99	(d)	51,495	1.25	(f)	1.45	(f)	0.64	(f)	4
Three months ended 03/31/10	5.90	0.05	2.89	2.94	(0.08)	—	(0.08)	8.76	50.02	(g)	52,751	1.25		1.51		0.64		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	36,265	1.25		1.49		1.49		21
Year ended 03/31/08	11.25	0.08	(0.69)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	62,594	1.25		1.32		0.66		3
Class C
Six months ended 06/30/13	9.84	(0.01)	0.97	0.96	(0.03)	—	(0.03)	10.77	9.71	(d)	15,435	1.61	(e)	1.61	(e)	(0.26	)(e)	3
Year ended 12/31/12	8.64	0.05	1.20	1.25	(0.05)	—	(0.05)	9.84	14.48	(d)	15,065	1.37		1.48		0.54		4
Year ended 12/31/11	9.18	0.10	(0.47)	(0.37)	(0.17)	—	(0.17)	8.64	(4.03	)(d)	15,776	1.25		1.43		1.06		7
Nine months ended 12/31/10	8.75	0.04	0.49	0.53	(0.10)	—	(0.10)	9.18	6.12	(d)	20,211	1.16	(f)	1.36	(f)	0.70	(f)	4
Three months ended 03/31/10	5.90	0.05	2.88	2.93	(0.08)	—	(0.08)	8.75	49.88	(g)	23,173	1.25		1.51		0.61		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	19,113	1.25		1.47		1.37		21
Year ended 03/31/08	11.25	0.07	(0.68)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	43,984	1.25		1.32		0.65		3
Class Y(h)
Six months ended 06/30/13	9.97	0.04	0.98	1.02	(0.08)	—	(0.08)	10.91	10.23	(d)	510	0.61	(e)	0.61	(e)	0.74	(e)	3
Year ended 12/31/12	8.75	0.15	1.22	1.37	(0.15)	—	(0.15)	9.97	15.69	(d)	316	0.37		0.48		1.54		4
Year ended 12/31/11	9.23	0.19	(0.48)	(0.29)	(0.19)	—	(0.19)	8.75	(3.15	)(d)	228	0.25		0.43		2.06		7
Nine months ended 12/31/10	8.77	0.11	0.47	0.58	(0.12)	—	(0.12)	9.23	6.78	(d)	199	0.25	(f)	0.45	(f)	1.76	(f)	4
Three months ended 03/31/10	5.90	0.13	2.90	3.03	(0.16)	—	(0.16)	8.77	51.68	(g)	201	0.25		0.51		1.68		9
Year ended 03/31/09	10.49	0.21	(4.25)	(4.04)	(0.18)	(0.37)	(0.55)	5.90	(39.12	)(g)	161	0.25		0.47		2.45		21
Year ended 03/31/08	11.27	0.19	(0.69)	(0.50)	(0.18)	(0.10)	(0.28)	10.49	(4.62	)(g)	335	0.25		0.32		1.66		3

(a)	Calculated using average shares outstanding.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.57%, 0.58%, 0.58%, 0.63%, 0.75% and 0.76% for the six months ended June 30, 2013, years ended December 31, 2012 and 2011, the nine months ended December 31, 2010, three months ended March 31, 2010 and the years ended March 31, 2009 and 2008, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $121,960, $37,959, $15,660 and $371 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC) for Class A shares. On Class A share purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. Does not include payment of the maximum CDSC of 5% for Class B shares, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year and does not include the maximum CDSC of 1% for Class C shares. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% for Class A and up to 1% for Class B and Class C, respectively, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the Class I shares of Van Kampen Leaders Fund were reorganized into Class Y shares of the Fund.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities (the “Reorganization”) to Invesco Growth Allocation Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on July 2, 2013 and the Reorganization was closed on July 15, 2013. Upon closing of the Reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

12                         Invesco Leaders Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/13)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,100.90	$4.48	$1,020.53	$4.31	0.86%
B	1,000.00	1,096.90	8.37	1,016.81	8.05	1.61
C	1,000.00	1,097.10	8.37	1,016.81	8.05	1.61
Y	1,000.00	1,102.30	3.18	1,021.77	3.06	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. The annualized expense ratios have been restated for merger related proxy costs. Had these expenses not occurred, the annualized expense ratios for the most recent fiscal half year would have been 0.71%, 1.46%, 1.46% and 0.46% for Class A, Class B, Class C and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.70, $7.59, $7.59 and $2.40 for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.56, $7.30, $7.30 and $2.31 for Class A, Class B, Class C and Class Y shares, respectively.

13                         Invesco Leaders Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Leaders Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of

Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

14 Invesco Leaders Fund

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

15 Invesco Leaders Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Leaders Fund was held on April 24, 2013, was adjourned until May 20, 2013, and was further adjourned until July 2, 2013. The Meeting on July 2, 2013 was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization.

The July 2, 2013 results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1)	Approval of an Agreement and Plan of Reorganization	7,596,875	171,285	739,083	0

16 Invesco Leaders Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                 VK-LEA-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco Mid Cap Core Equity Fund Nasdaq: A: GTAGX ¡ B: GTABX ¡ C: GTACX ¡ R: GTARX ¡ Y: GTAYX ¡ R5: GTAVX ¡ R6: GTAFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.15%
Class B Shares	12.75
Class C Shares	12.72
Class R Shares	13.00
Class Y Shares	13.30
Class R5 Shares	13.40
Class R6 Shares	13.39
S&P 500 Index‚ (Broad Market Index)	13.82
Russell Midcap Index■ (Style-Specific Index)	15.45
Lipper Mid-Cap Core Funds Index¿ (Peer Group Index)	14.64

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ■Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95%, 0.83% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.51%
10 Years	7.20
5 Years	4.44
1 Year	13.50

Class B Shares
Inception (4/1/93)	9.94%
10 Years	7.17
5 Years	4.50
1 Year	14.27

Class C Shares
Inception (5/3/99)	7.96%
10 Years	7.01
5 Years	4.84
1 Year	18.19

Class R Shares
Inception (6/3/02)	6.41%
10 Years	7.55
5 Years	5.37
1 Year	19.79

Class Y Shares
10 Years	7.94%
5 Years	5.88
1 Year	20.39

Class R5 Shares
Inception (3/15/02)	6.82%
10 Years	8.28
5 Years	6.06
1 Year	20.58

Class R6 Shares
10 Years	7.85
5 Years	5.71
1 Year	20.55

deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.45%
Aerospace & Defense–1.97%
Exelis Inc.	1,697,151	$23,403,713
Moog Inc.–Class A(b)	500,057	25,767,937
		49,171,650

Application Software–1.14%
Adobe Systems Inc.(b)	622,240	28,349,254

Asset Management & Custody Banks–2.47%
Northern Trust Corp.	1,063,508	61,577,113

Brewers–1.46%
Molson Coors Brewing Co.–Class B	760,653	36,404,853

Communications Equipment–2.52%
F5 Networks, Inc.(b)	404,962	27,861,386
Polycom, Inc.(b)	1,374,239	14,484,479
Riverbed Technology, Inc.(b)	1,315,047	20,462,131
		62,807,996

Computer & Electronics Retail–1.66%
GameStop Corp.–Class A	982,404	41,290,440

Computer Storage & Peripherals–1.60%
NetApp, Inc.(b)	1,056,562	39,916,912

Construction & Engineering–1.25%
Chicago Bridge & Iron Co. N.V.–New York Shares	522,706	31,184,640

Construction & Farm Machinery & Heavy Trucks–1.51%
Joy Global Inc.	436,284	21,172,863
Terex Corp.(b)	626,388	16,474,004
		37,646,867

Construction Materials–1.34%
CRH PLC (Ireland)	1,645,976	33,314,357

Department Stores–1.03%
Macy’s, Inc.	534,992	25,679,616

Diversified Chemicals–0.92%
Huntsman Corp.	1,383,139	22,904,782

Diversified Metals & Mining–1.55%
Compass Minerals International, Inc.	456,473	38,585,663

Electronic Components–1.52%
Amphenol Corp.–Class A	486,226	37,896,455

Electronic Manufacturing Services–0.97%
Molex Inc.	828,283	24,301,823

Environmental & Facilities Services–2.07%
Clean Harbors, Inc.(b)	415,783	21,009,515
Republic Services, Inc.	901,504	30,597,046
		51,606,561

Footwear–1.29%
Wolverine World Wide, Inc.	590,000	32,219,900

	Shares	Value
General Merchandise Stores–0.39%
Big Lots, Inc.(b)	305,937	$9,646,194

Gold–0.37%
Kinross Gold Corp. (Canada)	1,810,614	9,234,131

Health Care Distributors–1.98%
Cardinal Health, Inc.	608,599	28,725,873
Patterson Cos. Inc.	548,555	20,625,668
		49,351,541

Homebuilding–0.82%
D.R. Horton, Inc.	956,929	20,363,449

Industrial Machinery–7.73%
Dover Corp.	364,273	28,289,441
Flowserve Corp.	462,000	24,952,620
ITT Corp.	1,039,145	30,561,255
Kennametal Inc.	816,429	31,701,938
Parker Hannifin Corp.	220,500	21,035,700
SPX Corp.	302,440	21,769,631
Stanley Black & Decker Inc.	445,417	34,430,734
		192,741,319

Insurance Brokers–1.47%
Marsh & McLennan Cos., Inc.	918,373	36,661,450

Investment Banking & Brokerage–1.21%
Charles Schwab Corp. (The)	1,426,364	30,281,708

Life & Health Insurance–1.71%
Torchmark Corp.	656,131	42,740,373

Life Sciences Tools & Services–1.03%
Agilent Technologies, Inc.	600,080	25,659,421

Managed Health Care–1.50%
Aetna Inc.	589,238	37,440,182

Marine–1.08%
Kirby Corp.(b)	339,774	27,025,624

Multi-Utilities–0.82%
CMS Energy Corp.	754,608	20,502,699

Office Services & Supplies–1.44%
Avery Dennison Corp.	841,000	35,961,160

Oil & Gas Drilling–0.70%
Nabors Industries Ltd.	1,147,372	17,566,265

Oil & Gas Equipment & Services–3.55%
Cameron International Corp.(b)	404,042	24,711,209
Dresser-Rand Group, Inc.(b)	371,000	22,252,580
Weatherford International Ltd.(b)	3,036,713	41,602,968
		88,566,757

Oil & Gas Exploration & Production–2.34%
Concho Resources Inc.(b)	381,565	31,944,622
Southwestern Energy Co.(b)	726,941	26,555,155
		58,499,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Packaged Foods & Meats–4.21%
Hain Celestial Group, Inc. (The)(b)	290,021	$18,842,664
JM Smucker Co. (The)	315,876	32,582,609
Kellogg Co.	833,150	53,513,225
		104,938,498

Paper Packaging–1.12%
Packaging Corp. of America	572,000	28,005,120

Personal Products–0.92%
Avon Products, Inc.	1,085,346	22,824,826

Pharmaceuticals–4.03%
Endo Health Solutions Inc.(b)	749,172	27,562,038
Hospira, Inc.(b)	693,049	26,550,707
Shire PLC–ADR (Ireland)	373,774	35,549,645
Zoetis Inc.	348,045	10,751,110
		100,413,500

Property & Casualty Insurance–3.83%
Arch Capital Group Ltd.(b)	754,000	38,763,140
Progressive Corp. (The)	2,238,740	56,908,771
		95,671,911

Publishing–0.12%
John Wiley & Sons, Inc.–Class A	77,060	3,089,335

Regional Banks–0.83%
First Republic Bank	537,915	20,698,969

Restaurants–1.08%
Brinker International, Inc.	684,726	26,998,746

Semiconductor Equipment–3.00%
KLA-Tencor Corp.	288,577	16,082,396
Lam Research Corp.(b)	600,000	26,604,000
Teradyne, Inc.(b)	1,830,000	32,153,100
		74,839,496

	Shares	Value
Semiconductors–4.00%
Hittite Microwave Corp.(b)	41,954	$2,433,332
Linear Technology Corp.	1,577,763	58,124,789
Xilinx, Inc.	992,422	39,309,835
		99,867,956

Soft Drinks–0.82%
Dr Pepper Snapple Group, Inc.	445,074	20,442,249

Specialized Finance–1.33%
Moody’s Corp.	546,201	33,280,027

Specialty Chemicals–2.06%
International Flavors & Fragrances Inc.	330,162	24,814,976
Sigma-Aldrich Corp.	331,983	26,678,154
		51,493,130

Steel–0.52%
Allegheny Technologies, Inc.	495,180	13,028,186

Systems Software–2.17%
Symantec Corp.	2,410,032	54,153,419
Total Common Stocks & Other Equity Interests (Cost $1,685,073,540)		2,106,846,300

Money Market Funds–15.70%
Liquid Assets Portfolio–Institutional Class(c)	195,917,772	195,917,772
Premier Portfolio–Institutional Class(c)	195,917,772	195,917,772
Total Money Market Funds (Cost $391,835,544)		391,835,544
TOTAL INVESTMENTS–100.15% (Cost $2,076,909,084)		2,498,681,844
OTHER ASSETS LESS LIABILITIES–(0.15)%		(3,847,974)
NET ASSETS–100.00%		$2,494,833,870

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Information Technology	16.9%
Industrials	15.7
Financials	12.9
Health Care	8.5
Materials	7.9
Consumer Discretionary	7.8
Consumer Staples	7.4
Energy	6.6
Utilities	0.8
Money Market Funds Plus Other Assets Less Liabilities	15.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,685,073,540)	$2,106,846,300
Investments in affiliated money market funds, at value and cost	391,835,544
Total investments, at value (Cost $2,076,909,084)	2,498,681,844
Receivable for:
Investments sold	13,027,550
Fund shares sold	5,393,746
Dividends	2,262,358
Investment for trustee deferred compensation and retirement plans	85,728
Other assets	84,828
Total assets	2,519,536,054

Liabilities:
Payable for:
Investments purchased	8,246,472
Fund shares reacquired	13,973,688
Accrued fees to affiliates	1,854,457
Accrued trustees’ and officers’ fees and benefits	1,559
Accrued other operating expenses	169,317
Trustee deferred compensation and retirement plans	456,691
Total liabilities	24,702,184
Net assets applicable to shares outstanding	$2,494,833,870

Net assets consist of:
Shares of beneficial interest	$1,960,572,468
Undistributed net investment income	1,318,266
Undistributed net realized gain	111,170,376
Unrealized appreciation	421,772,760
$2,494,833,870

Net Assets:
Class A	$1,347,582,709
Class B	$34,397,964
Class C	$191,919,125
Class R	$127,677,510
Class Y	$552,870,722
Class R5	$236,532,006
Class R6	$3,853,834

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	55,723,910
Class B	1,843,960
Class C	10,312,987
Class R	5,380,487
Class Y	22,697,319
Class R5	9,283,431
Class R6	151,179
Class A:
Net asset value per share	$24.18
Maximum offering price per share
(Net asset value of $24.18 ÷ 94.50%)	$25.59
Class B:
Net asset value and offering price per share	$18.65
Class C:
Net asset value and offering price per share	$18.61
Class R:
Net asset value and offering price per share	$23.73
Class Y:
Net asset value and offering price per share	$24.36
Class R5:
Net asset value and offering price per share	$25.48
Class R6:
Net asset value and offering price per share	$25.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $29,568)	$16,207,010
Dividends from affiliated money market funds	164,428
Total investment income	16,371,438

Expenses:
Advisory fees	8,551,080
Administrative services fees	252,844
Custodian fees	35,293
Distribution fees:
Class A	1,728,208
Class B	182,391
Class C	970,972
Class R	323,437
Transfer agent fees — A, B, C, R and Y	2,354,591
Transfer agent fees — R5	127,601
Transfer agent fees — R6	28
Trustees’ and officers’ fees and benefits	64,002
Other	305,617
Total expenses	14,896,064
Less: Fees waived and expense offset arrangement(s)	(299,121)
Net expenses	14,596,943
Net investment income	1,774,495

Realized and unrealized gain from:
Net realized gain from:
Investment securities	96,691,901
Foreign currencies	4,438
96,696,339
Change in net unrealized appreciation of:
Investment securities	213,443,306
Foreign currencies	95
213,443,401
Net realized and unrealized gain	310,139,740
Net increase in net assets resulting from operations	$311,914,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$1,774,495	$14,035,734
Net realized gain	96,696,339	176,298,893
Change in net unrealized appreciation	213,443,401	71,005,631
Net increase in net assets resulting from operations	311,914,235	261,340,258

Distributions to shareholders from net investment income:
Class A	—	(7,236,589)
Class R	—	(279,265)
Class Y	—	(3,690,126)
Class R5	—	(2,819,739)
Class R6	—	(94)
Total distributions from net investment income	—	(14,025,813)

Distributions to shareholders from net realized gains:
Class A	—	(101,390,749)
Class B	—	(3,508,096)
Class C	—	(18,107,740)
Class R	—	(9,428,266)
Class Y	—	(33,865,767)
Class R5	—	(21,529,628)
Class R6	—	(701)
Total distributions from net realized gains	—	(187,830,947)

Share transactions–net:
Class A	(177,812,978)	(242,756,085)
Class B	(6,873,670)	(19,614,774)
Class C	(21,835,576)	(32,066,888)
Class R	(13,650,140)	(45,078,942)
Class Y	20,435,154	291,447,667
Class R5	(50,043,813)	(94,801,385)
Class R6	3,909,498	10,000
Net increase (decrease) in net assets resulting from share transactions	(245,871,525)	(142,860,407)
Net increase (decrease) in net assets	66,042,710	(83,376,909)

Net assets:
Beginning of period	2,428,791,160	2,512,168,069
End of period (includes undistributed net investment income of $1,318,266 and $(456,229), respectively)	$2,494,833,870	$2,428,791,160

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset

8                         Invesco Mid Cap Core Equity Fund

value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco Mid Cap Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

10                         Invesco Mid Cap Core Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $296,391.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $108,705 in front-end sales commissions from the sale of Class A shares and $1,984, $18,216 and $5,054 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2013, the Fund incurred $9,450 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Mid Cap Core Equity Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,730.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $364,419,563 and $625,060,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$477,243,773
Aggregate unrealized (depreciation) of investment securities	(59,597,064)
Net unrealized appreciation of investment securities	$417,646,709

Cost of investments for tax purposes is $2,081,035,135.

12                         Invesco Mid Cap Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,013,152	$93,696,625	8,307,298	$185,841,734
Class B	35,432	636,698	64,252	1,146,331
Class C	586,074	10,568,820	1,144,960	20,167,337
Class R	643,293	14,822,439	1,678,187	36,729,127
Class Y	4,442,148	104,752,356	17,877,137	390,716,357
Class R5	1,145,497	28,037,828	3,100,223	72,403,278
Class R6(b)	151,252.4	3,921,794	416.6	10,000

Issued as reinvestment of dividends:
Class A	—	—	4,932,874	103,639,678
Class B	—	—	207,589	3,379,553
Class C	—	—	1,056,620	17,159,536
Class R	—	—	469,718	9,699,674
Class Y	—	—	1,659,573	35,066,759
Class R5	—	—	1,076,494	23,779,752

Automatic conversion of Class B shares to Class A shares:
Class A	185,286	4,336,201	605,810	13,675,178
Class B	(239,771)	(4,336,201)	(767,032)	(13,675,178)

Reacquired:
Class A	(11,783,068)	(275,845,804)	(24,520,470)	(545,912,675)
Class B	(175,577)	(3,174,167)	(592,392)	(10,465,480)
Class C	(1,802,546)	(32,404,396)	(3,953,453)	(69,393,761)
Class R	(1,239,188)	(28,472,579)	(4,196,156)	(91,507,743)
Class Y	(3,584,644)	(84,317,202)	(6,011,133)	(134,335,449)
Class R5	(3,155,352)	(78,081,641)	(8,310,145)	(190,984,415)
Class R6	(490)	(12,296)	—	—
Net increase (decrease) in share activity	(10,778,501.6)	$(245,871,525)	(6,169,629.4)	$(142,860,407)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

13                         Invesco Mid Cap Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/13	$21.37	$0.02		$2.79	$2.81	$—	$—	$—	$24.18	13.15%	$1,347,583	1.17	%(d)	1.19	%(d)	0.13	%(d)	17%
Year ended 12/31/12	21.02	0.12	(e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17		1.20		0.55	(e)	61
Year ended 12/31/11	23.17	(0.02)		(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16		1.19		(0.09)		57
Year ended 12/31/10	20.95	0.01		2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18		1.21		0.06		61
Year ended 12/31/09	16.11	0.05		4.81	4.86	(0.02)	—	(0.02)	20.95	30.16	1,515,079	1.24		1.27		0.26		24
Year ended 12/31/08	23.63	0.17		(6.69)	(6.52)	(0.18)	(0.82)	(1.00)	16.11	(27.45)	879,531	1.25		1.28		0.79		60
Class B
Six months ended 06/30/13	16.55	(0.06)		2.16	2.10	—	—	—	18.65	12.69	34,398	1.92	(d)	1.94	(d)	(0.62	)(d)	17
Year ended 12/31/12	16.66	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.66	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.06	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.22	(0.07)		3.93	3.86	(0.02)	—	(0.02)	17.06	29.19	183,219	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.59	0.01		(5.52)	(5.51)	(0.04)	(0.82)	(0.86)	13.22	(27.97)	197,599	2.00		2.03		0.04		60
Class C
Six months ended 06/30/13	16.51	(0.06)		2.16	2.10	—	—	—	18.61	12.72	191,919	1.92	(d)	1.94	(d)	(0.62	)(d)	17
Year ended 12/31/12	16.62	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.62	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.02	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.19	(0.07)		3.92	3.85	(0.02)	—	(0.02)	17.02	29.18	202,853	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.55	0.01		(5.51)	(5.50)	(0.04)	(0.82)	(0.86)	13.19	(27.98)	115,735	2.00		2.03		0.04		60
Class R
Six months ended 06/30/13	21.00	(0.01)		2.74	2.73	—	—	—	23.73	13.00	127,678	1.42	(d)	1.44	(d)	(0.12	)(d)	17
Year ended 12/31/12	20.66	0.07	(e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42		1.45		0.30	(e)	61
Year ended 12/31/11	22.85	(0.08)		(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41		1.44		(0.34)		57
Year ended 12/31/10	20.71	(0.04)		2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43		1.46		(0.19)		61
Year ended 12/31/09	15.96	—		4.77	4.77	(0.02)	—	(0.02)	20.71	29.88	101,828	1.49		1.52		0.01		24
Year ended 12/31/08	23.40	0.11		(6.61)	(6.50)	(0.12)	(0.82)	(0.94)	15.96	(27.63)	49,456	1.50		1.53		0.54		60
Class Y
Six months ended 06/30/13	21.50	0.05		2.81	2.86	—	—	—	24.36	13.30	552,871	0.92	(d)	0.94	(d)	0.38	(d)	17
Year ended 12/31/12	21.14	0.18	(e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92		0.95		0.80	(e)	61
Year ended 12/31/11	23.25	0.04		(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91		0.94		0.16		57
Year ended 12/31/10	20.97	0.07		2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93		0.96		0.31		61
Year ended 12/31/09	16.10	0.10		4.82	4.92	(0.05)	—	(0.05)	20.97	30.59	86,803	0.99		1.02		0.51		24
Year ended 12/31/08(f)	20.44	0.04		(3.37)	(3.33)	(0.19)	(0.82)	(1.01)	16.10	(16.12)	2,349	1.06	(g)	1.09	(g)	0.98	(g)	60
Class R5
Six months ended 06/30/13	22.47	0.06		2.95	3.01	—	—	—	25.48	13.40	236,532	0.81	(d)	0.83	(d)	0.49	(d)	17
Year ended 12/31/12	22.03	0.22	(e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80		0.83		0.92	(e)	61
Year ended 12/31/11	24.15	0.07		(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79		0.82		0.28		57
Year ended 12/31/10	21.74	0.11		2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76		0.79		0.48		61
Year ended 12/31/09	16.67	0.13		5.01	5.14	(0.07)	—	(0.07)	21.74	30.84	200,303	0.80		0.83		0.70		24
Year ended 12/31/08	24.44	0.26		(6.95)	(6.69)	(0.26)	(0.82)	(1.08)	16.67	(27.19)	67,379	0.85		0.88		1.19		60
Class R6
Six months ended 06/30/13	22.48	0.07		2.94	3.01	—	—	—	25.49	13.39	3,854	0.72	(d)	0.74	(d)	0.58	(d)	17
Year ended 12/31/12(f)	24.00	0.07	(e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67	(g)	0.70	(g)	1.05	(e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,394,024, $36,781, $195,804, $130,447, $522,691, $257,318 and $457 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75% and $0.03 and 0.88% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.
(g)	Annualized.

14                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,131.50	$6.18	$1,018.99	$5.86	1.17%
B	1,000.00	1,127.50	10.13	1,015.27	9.59	1.92
C	1,000.00	1,127.20	10.13	1,015.27	9.59	1.92
R	1,000.00	1,130.00	7.50	1,017.75	7.10	1.42
Y	1,000.00	1,133.00	4.87	1,020.23	4.61	0.92
R5	1,000.00	1,134.00	4.29	1,020.78	4.06	0.81
R6	1,000.00	1,133.90	3.81	1,021.22	3.61	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Core Equity Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that performance has been affected by investments in higher quality investments and the retention of notable cash. The Trustees also reviewed more

16 Invesco Mid Cap Core Equity Fund

recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisers with investment strategies comparable to those of the Fund.

Other than the mutual fund described above, the Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources of Invesco Advisers

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

17 Invesco Mid Cap Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526             MCCE-SAR-1       Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ¡ B: GTSBX ¡ C: GTSDX ¡ R: GTSRX ¡ Y: GTSYX ¡ Investor: GTSIX ¡ R5: GTSVX ¡ R6: GTSFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.00%
Class B Shares	14.62
Class C Shares	14.60
Class R Shares	14.89
Class Y Shares	15.13
Investor Class Shares	15.04
Class R5 Shares	15.26
Class R6 Shares	15.26
S&P 500 Index‚ (Broad Market Index)	13.82
Russell 2000 Growth Index■ (Style-Specific Index)	17.44
Lipper Small-Cap Growth Funds Index♦ (Peer Group Index)	15.86

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                           ■Invesco, Russell via FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98%, 1.23%, 0.83% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	9.93%
10 Years	8.84
5 Years	8.19
1 Year	18.00

Class B Shares
Inception (10/18/95)	9.93%
10 Years	8.80
5 Years	8.31
1 Year	18.94

Class C Shares
Inception (5/3/99)	7.09%
10 Years	8.64
5 Years	8.58
1 Year	22.93

Class R Shares
Inception (6/3/02)	7.70%
10 Years	9.19
5 Years	9.14
1 Year	24.60

Class Y Shares
10 Years	9.59%
5 Years	9.66
1 Year	25.16

Investor Class Shares
10 Years	9.46%
5 Years	9.42
1 Year	24.91

Class R5 Shares
Inception (3/15/02)	7.50%
10 Years	9.96
5 Years	9.88
1 Year	25.36

Class R6 Shares
10 Years	9.50
5 Years	9.49
1 Year	25.32

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                        Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reason-ableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.49%
Aerospace & Defense–1.52%
Hexcel Corp.(b)	420,523	$14,318,808
TransDigm Group, Inc.	99,505	15,599,399
		29,918,207

Air Freight & Logistics–1.48%
Forward Air Corp.	359,776	13,772,225
Hub Group, Inc.–Class A(b)	423,569	15,426,383
		29,198,608

Apparel Retail–0.96%
DSW Inc.–Class A	256,555	18,849,096

Apparel, Accessories & Luxury Goods–0.73%
Under Armour, Inc.–Class A(b)	241,526	14,421,517

Application Software–8.09%
ANSYS, Inc.(b)	228,312	16,689,607
Aspen Technology, Inc.(b)	840,462	24,196,901
Cadence Design Systems, Inc.(b)	1,070,967	15,507,602
Informatica Corp.(b)	542,075	18,961,783
Interactive Intelligence Group, Inc.(b)	330,565	17,057,154
Manhattan Associates, Inc.(b)	382,245	29,494,024
Mentor Graphics Corp.	809,525	15,826,214
MicroStrategy Inc.–Class A(b)	99,884	8,685,913
SolarWinds, Inc.(b)	330,018	12,807,999
		159,227,197

Asset Management & Custody Banks–1.93%
Affiliated Managers Group, Inc.(b)	130,920	21,463,025
SEI Investments Co.	583,462	16,587,825
		38,050,850

Auto Parts & Equipment–1.88%
Tenneco Inc.(b)	455,584	20,628,844
TRW Automotive Holdings Corp.(b)	245,228	16,292,948
		36,921,792

Automotive Retail–1.57%
Group 1 Automotive, Inc.	242,405	15,593,914
Monro Muffler Brake, Inc.(c)	319,542	15,353,993
		30,947,907

Biotechnology–3.89%
Acorda Therapeutics Inc.(b)	334,222	11,025,984
Amarin Corp. PLC–ADR (Ireland)(b)(c)	911,099	5,284,374
BioMarin Pharmaceutical Inc.(b)	257,425	14,361,741
Incyte Corp.(b)(c)	715,208	15,734,576
Seattle Genetics, Inc.(b)(c)	413,584	13,011,353
United Therapeutics Corp. (b)	262,431	17,273,208
		76,691,236

Broadcasting–1.15%
Sinclair Broadcast Group, Inc.–Class A	767,893	22,560,696

Building Products–0.97%
A.O. Smith Corp.	524,431	19,026,357

	Shares	Value
Casinos & Gaming–1.10%
Penn National Gaming, Inc.(b)	409,870	$21,665,728

Communications Equipment–0.62%
ARRIS Group Inc.(b)	843,623	12,105,990

Construction & Engineering–0.88%
MasTec Inc.(b)	528,076	17,373,700

Construction & Farm Machinery & Heavy Trucks–2.63%
Lindsay Corp.(c)	200,158	15,007,847
WABCO Holdings Inc.(b)	219,457	16,391,244
Wabtec Corp.	381,710	20,394,765
		51,793,856

Construction Materials–0.75%
Martin Marietta Materials, Inc.	150,977	14,859,156

Data Processing & Outsourced Services–0.83%
Alliance Data Systems Corp.(b)(c)	90,291	16,345,380

Distributors–1.08%
Pool Corp.	404,808	21,215,987

Diversified Chemicals–0.75%
Olin Corp.	619,492	14,818,249

Electric Utilities–0.87%
ITC Holdings Corp.	186,627	17,039,045

Electrical Components & Equipment–1.05%
Acuity Brands, Inc.	221,923	16,759,625
Regal-Beloit Corp.	61,410	3,981,824
		20,741,449

Electronic Components–0.92%
Littelfuse, Inc.	242,530	18,095,163

Electronic Equipment & Instruments–1.43%
Cognex Corp.	317,617	14,362,641
National Instruments Corp.	493,600	13,791,184
		28,153,825

Electronic Manufacturing Services–0.53%
IPG Photonics Corp.(c)	173,225	10,519,954

Environmental & Facilities Services–0.70%
Tetra Tech, Inc.(b)	587,206	13,805,213

Fertilizers & Agricultural Chemicals–0.34%
Intrepid Potash, Inc.	345,933	6,590,024

Food Retail–0.67%
Harris Teeter Supermarkets Inc.	281,079	13,171,362

Footwear–0.76%
Steven Madden, Ltd.(b)	308,392	14,920,005

Health Care Equipment–4.04%
Insulet Corp.(b)	444,940	13,975,565
Masimo Corp.	495,938	10,513,886
NuVasive, Inc.(b)	513,578	12,731,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Growth Fund

	Shares	Value
Health Care Equipment–(continued)
Sirona Dental Systems, Inc.(b)	197,716	$13,025,530
STERIS Corp.	403,146	17,286,900
Thoratec Corp.(b)	382,991	11,991,448
		79,524,928

Health Care Facilities–2.56%
Health Management Associates Inc.–Class A(b)	1,187,628	18,669,512
HealthSouth Corp.(b)	524,649	15,109,891
VCA Antech, Inc.(b)	635,794	16,587,866
		50,367,269

Health Care Services–1.68%
Chemed Corp.(c)	237,549	17,205,674
MEDNAX, Inc.(b)	172,247	15,774,380
		32,980,054

Health Care Supplies–0.43%
Meridian Bioscience, Inc.	393,553	8,461,390

Health Care Technology–0.44%
HMS Holdings Corp.(b)	371,770	8,662,241

Home Furnishings–0.65%
Ethan Allen Interiors Inc.(c)	444,934	12,814,099

Hotels, Resorts & Cruise Lines–0.56%
Choice Hotels International, Inc.(c)	276,485	10,973,690

Industrial Machinery–2.67%
Crane Co.	279,047	16,720,496
ITT Corp.	538,541	15,838,491
Lincoln Electric Holdings, Inc.	349,873	20,037,227
		52,596,214

Insurance Brokers–0.76%
Brown & Brown, Inc.	461,241	14,870,410

Internet Software & Services–4.45%
CoStar Group Inc.(b)	271,811	35,082,645
Dealertrack Technologies Inc.(b)	452,972	16,048,798
OpenTable, Inc.(b)(c)	221,284	14,151,112
ValueClick, Inc.(b)	906,785	22,379,454
		87,662,009

Investment Banking & Brokerage–1.51%
Greenhill & Co., Inc.	241,283	11,036,284
Stifel Financial Corp.(b)	525,207	18,734,134
		29,770,418

IT Consulting & Other Services–0.09%
EPAM Systems, Inc.(b)	64,086	1,741,858

Leisure Facilities–0.84%
Life Time Fitness, Inc.(b)	330,714	16,572,079

Leisure Products–0.63%
Brunswick Corp.	390,832	12,487,082

Life Sciences Tools & Services–2.45%
PAREXEL International Corp.(b)	542,342	24,915,191
PerkinElmer, Inc.	401,037	13,033,703

	Shares	Value
Life Sciences Tools & Services–(continued)
Techne Corp.	149,815	$10,349,220
		48,298,114

Managed Health Care–1.02%
Centene Corp.(b)	384,596	20,175,906

Marine–0.85%
Kirby Corp.(b)	209,286	16,646,608

Office Services & Supplies–0.65%
Steelcase Inc.–Class A	877,251	12,790,320

Oil & Gas Drilling–1.44%
Atwood Oceanics, Inc.(b)	277,463	14,441,949
Patterson-UTI Energy, Inc.	723,613	14,005,530
		28,447,479

Oil & Gas Equipment & Services–1.74%
Dresser-Rand Group, Inc.(b)	271,638	16,292,847
Dril-Quip, Inc.(b)	199,862	18,045,540
		34,338,387

Oil & Gas Exploration & Production–3.48%
Berry Petroleum Co.–Class A	324,927	13,750,911
Energen Corp.	267,489	13,978,975
Oasis Petroleum Inc.(b)	473,925	18,421,465
Resolute Energy Corp.(b)	933,827	7,451,939
Ultra Petroleum Corp.(b)(c)	757,168	15,007,070
		68,610,360

Packaged Foods & Meats–1.76%
B&G Foods Inc.	500,318	17,035,828
Lancaster Colony Corp.	226,598	17,672,378
		34,708,206

Pharmaceuticals–1.80%
Jazz Pharmaceuticals PLC(b)	247,156	16,987,032
Salix Pharmaceuticals, Ltd.(b)	278,639	18,431,970
		35,419,002

Regional Banks–4.10%
East West Bancorp, Inc.	586,548	16,130,070
Huntington Bancshares Inc.	1,627,925	12,828,049
PrivateBancorp, Inc.	812,961	17,242,903
Prosperity Bancshares, Inc.	310,856	16,099,232
SVB Financial Group(b)	222,125	18,507,455
		80,807,709

Residential REIT’s–0.80%
Colonial Properties Trust	651,046	15,703,230

Restaurants–2.83%
Cheesecake Factory Inc. (The)	359,610	15,064,063
Domino’s Pizza, Inc.	364,998	21,224,634
Jack in the Box Inc.(b)	495,795	19,479,785
		55,768,482

Semiconductor Equipment–1.30%
MKS Instruments, Inc.	420,750	11,166,705
Teradyne, Inc.(b)(c)	823,481	14,468,561
		25,635,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Semiconductors–3.05%
Microsemi Corp.(b)	637,485	$14,502,783
Power Integrations, Inc.	374,805	15,202,091
Semtech Corp.(b)	485,562	17,009,237
Silicon Laboratories Inc.(b)	323,844	13,410,380
		60,124,491

Specialized REIT’s–1.00%
Corrections Corp. of America	583,375	19,758,911

Specialty Chemicals–0.78%
Rockwood Holdings Inc.	239,000	15,303,170

Specialty Stores–1.50%
Tractor Supply Co.	163,422	19,220,061
Vitamin Shoppe, Inc.(b)	231,751	10,391,715
		29,611,776

Steel–0.62%
Carpenter Technology Corp.	268,591	12,105,396

Systems Software–1.56%
CommVault Systems, Inc.(b)	226,175	17,164,421
MICROS Systems, Inc.(b)	313,775	13,539,391
		30,703,812

Technology Distributors–0.76%
SYNNEX Corp.(b)	354,358	14,982,256

Trading Companies & Distributors–1.64%
Watsco, Inc.	195,323	16,399,319

	Shares	Value
Trading Companies & Distributors–(continued)
WESCO International, Inc.(b)(c)	232,515	$15,801,720
		32,201,039

Trucking–0.75%
Swift Transportation Co.(b)	895,397	14,809,866

Wireless Telecommunication Services–1.22%
SBA Communications Corp.–Class A (b)	324,113	24,023,256
Total Common Stocks & Other Equity Interests (Cost $1,319,676,241)		1,939,484,332

Money Market Funds–1.26%
Liquid Assets Portfolio–Institutional Class(d)	12,369,830	12,369,830
Premier Portfolio–Institutional Class (d)	12,369,831	12,369,831
Total Money Market Funds (Cost $24,739,661)		24,739,661
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.75% (Cost $1,344,415,902)		1,964,223,993

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.64%
Liquid Assets Portfolio–Institutional Class (Cost $91,438,600)(d)(e)	91,438,600	91,438,600
TOTAL INVESTMENTS–104.39% (Cost $1,435,854,502)		2,055,662,593
OTHER ASSETS LESS LIABILITIES–(4.39)%		(86,484,272)
NET ASSETS–100.00%		$1,969,178,321

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Information Technology	21.9%
Industrials	18.6
Health Care	18.3
Consumer Discretionary	16.2
Financials	9.1
Energy	6.0
Materials	3.2
Consumer Staples	2.4
Utilities	1.6
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,319,676,241)*	$1,939,484,332
Investments in affiliated money market funds, at value and cost	116,178,261
Total investments, at value (Cost $1,435,854,502)	2,055,662,593
Receivable for:
Investments sold	9,020,453
Fund shares sold	1,665,250
Dividends	669,584
Investment for trustee deferred compensation and retirement plans	77,279
Other assets	60,731
Total assets	2,067,155,890

Liabilities:
Payable for:
Investments purchased	961,784
Fund shares reacquired	4,023,441
Collateral upon return of securities loaned	91,438,600
Accrued fees to affiliates	1,118,388
Accrued trustees’ and officers’ fees and benefits	1,465
Accrued other operating expenses	105,233
Trustee deferred compensation and retirement plans	328,658
Total liabilities	97,977,569
Net assets applicable to shares outstanding	$1,969,178,321

Net assets consist of:
Shares of beneficial interest	$1,260,382,902
Undistributed net investment income (loss)	(379,212)
Undistributed net realized gain	89,366,540
Unrealized appreciation	619,808,091
$1,969,178,321

Net Assets:
Class A	$844,662,538
Class B	$5,215,998
Class C	$18,948,965
Class R	$90,245,747
Class Y	$44,580,318
Investor Class	$239,573,703
Class R5	$677,231,884
Class R6	$48,719,168

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	24,482,189
Class B	182,795
Class C	664,933
Class R	2,713,879
Class Y	1,276,529
Investor Class	6,736,609
Class R5	18,410,470
Class R6	1,324,226
Class A:
Net asset value per share	$34.50
Maximum offering price per share
(Net asset value of $34.50 ÷ 94.50%)	$36.51
Class B:
Net asset value and offering price per share	$28.53
Class C:
Net asset value and offering price per share	$28.50
Class R:
Net asset value and offering price per share	$33.25
Class Y:
Net asset value and offering price per share	$34.92
Investor Class:
Net asset value and offering price per share	$35.56
Class R5:
Net asset value and offering price per share	$36.79
Class R6:
Net asset value and offering price per share	$36.79

*	At June 30, 2013, securities with an aggregate value of $89,542,150 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends	$9,261,706
Dividends from affiliated money market funds (includes securities lending income of $182,568)	195,854
Total investment income	9,457,560

Expenses:
Advisory fees	6,545,680
Administrative services fees	215,215
Custodian fees	33,667
Distribution fees:
Class A	1,027,672
Class B	28,032
Class C	93,967
Class R	222,258
Investor Class	286,342
Transfer agent fees — A, B, C, R, Y and Investor	1,409,410
Transfer agent fees — R5	325,872
Transfer agent fees — R6	484
Trustees’ and officers’ fees and benefits	49,258
Other	195,956
Total expenses	10,433,813
Less: Fees waived and expense offset arrangement(s)	(26,048)
Net expenses	10,407,765
Net investment income (loss)	(950,205)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,554,039)	83,355,074
Foreign currencies	(3,270)
83,351,804
Change in net unrealized appreciation of investment securities	179,461,962
Net realized and unrealized gain	262,813,766
Net increase in net assets resulting from operations	$261,863,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income (loss)	$(950,205)	$2,722,159
Net realized gain	83,351,804	151,286,501
Change in net unrealized appreciation	179,461,962	138,780,461
Net increase in net assets resulting from operations	261,863,561	292,789,121

Distributions to shareholders from net investment income:
Class Y	—	(5,023)
Class R5	—	(838,954)
Class R6	—	(16)
Total distributions from net investment income	—	(843,993)

Distributions to shareholders from net realized gains:
Class A	—	(65,907,987)
Class B	—	(582,657)
Class C	—	(1,772,373)
Class R	—	(7,677,813)
Class Y	—	(1,225,442)
Investor Class	—	(18,277,155)
Class R5	—	(49,507,374)
Class R6	—	(801)
Total distributions from net realized gains	—	(144,951,602)

Share transactions–net:
Class A	(35,538,233)	(139,029,119)
Class B	(1,287,632)	(2,431,679)
Class C	(1,237,482)	(1,383,039)
Class R	(9,885,634)	11,086,458
Class Y	4,525,970	25,613,386
Investor Class	(1,618,985)	(18,055,278)
Class R5	(37,586,259)	75,701,714
Class R6	46,186,193	10,000
Net increase (decrease) in net assets resulting from share transactions	(36,442,062)	(48,487,557)
Net increase in net assets	225,421,499	98,505,969

Net assets:
Beginning of period	1,743,756,822	1,645,250,853
End of period (includes undistributed net investment income (loss) of $(379,212) and $570,993, respectively)	$1,969,178,321	$1,743,756,822

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Investor Class shares of

9                         Invesco Small Cap Growth Fund

the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

10                         Invesco Small Cap Growth Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon

11                         Invesco Small Cap Growth Fund

price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $24,855.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $4,120 in front-end sales commissions from the sale of Class A shares and $19, $1,896 and $267 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2013, the Fund engaged in securities purchases of $18,222,295 and securities sales of $12,767,880, which resulted in net realized gains of $2,554,039.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,193.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their

13                         Invesco Small Cap Growth Fund

character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $239,203,478 and $277,652,401, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$658,508,044
Aggregate unrealized (depreciation) of investment securities	(39,240,943)
Net unrealized appreciation of investment securities	$619,267,101

Cost of investments for tax purposes is $1,436,395,492.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	2,631,283	$87,019,849	3,909,047	$119,656,929
Class B	2,935	80,316	9,769	254,570
Class C	36,401	993,040	67,382	1,749,224
Class R	491,495	15,673,802	1,195,764	35,244,470
Class Y	251,199	8,420,089	892,483	26,947,342
Investor Class	611,054	20,854,969	906,168	28,664,060
Class R5	2,935,873	103,011,613	6,710,902	219,364,877
Class R6(b)	1,359,401	47,487,609	293	10,000

Issued as reinvestment of dividends:
Class A	—	—	2,223,313	65,209,759
Class B	—	—	23,353	568,885
Class C	—	—	70,751	1,721,373
Class R	—	—	271,196	7,677,553
Class Y	—	—	35,219	1,044,246
Investor Class	—	—	588,161	17,780,113
Class R5	—	—	1,547,474	48,281,192

Automatic conversion of Class B shares to Class A shares:
Class A	25,820	859,576	67,972	2,097,627
Class B	(31,163)	(859,576)	(80,313)	(2,097,627)

Reacquired:
Class A	(3,734,526)	(123,417,658)	(10,579,510)	(325,993,434)
Class B	(18,558)	(508,372)	(44,311)	(1,157,507)
Class C	(81,386)	(2,230,522)	(186,106)	(4,853,636)
Class R	(803,617)	(25,559,436)	(1,071,663)	(31,835,565)
Class Y	(115,984)	(3,894,119)	(76,666)	(2,378,202)
Investor Class	(660,376)	(22,473,954)	(2,057,503)	(64,499,451)
Class R5	(3,993,938)	(140,597,872)	(5,938,231)	(191,944,355)
Class R6	(35,468)	(1,301,416)	—	—
Net increase (decrease) in share activity	(1,129,555)	$(36,442,062)	(1,515,056)	$(48,487,557)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

14                         Invesco Small Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/13	$30.00	$(0.04)		$4.54	$4.50	$—	$—	$—	$34.50	15.00%	$844,663	1.22	%(d)	1.22	%(d)	(0.22	)%(d)	13%
Year ended 12/31/12	27.71	0.01	(e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	28.59	(0.19)		(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27		1.27		(0.65)		38
Year ended 12/31/10	22.64	(0.15)		6.10	5.95	—	—	—	28.59	26.28	933,268	1.25		1.25		(0.62)		38
Year ended 12/31/09	16.83	(0.05)		5.86	5.81	—	—	—	22.64	34.52	777,780	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.00	(0.13)		(11.16)	(11.29)	—	(0.88)	(0.88)	16.83	(38.77)	630,729	1.28		1.28		(0.56)		29
Class B
Six months ended 06/30/13	24.90	(0.13)		3.76	3.63	—	—	—	28.53	14.58	5,216	1.97	(d)	1.97	(d)	(0.97	)(d)	13
Year ended 12/31/12	23.58	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.59	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.62	(0.28)		5.25	4.97	—	—	—	24.59	25.33	12,195	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.70	(0.16)		5.08	4.92	—	—	—	19.62	33.47	21,853	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.71	(0.28)		(9.85)	(10.13)	—	(0.88)	(0.88)	14.70	(39.22)	25,347	2.03		2.03		(1.31)		29
Class C
Six months ended 06/30/13	24.87	(0.13)		3.76	3.63	—	—	—	28.50	14.60	18,949	1.97	(d)	1.97	(d)	(0.97	)(d)	13
Year ended 12/31/12	23.55	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.56	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.59	(0.28)		5.25	4.97	—	—	—	24.56	25.37	21,201	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.69	(0.16)		5.06	4.90	—	—	—	19.59	33.36	18,541	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.69	(0.28)		(9.84)	(10.12)	—	(0.88)	(0.88)	14.69	(39.21)	14,889	2.03		2.03		(1.31)		29
Class R
Six months ended 06/30/13	28.95	(0.08)		4.38	4.30	—	—	—	33.25	14.85	90,246	1.47	(d)	1.47	(d)	(0.47	)(d)	13
Year ended 12/31/12	26.89	(0.06	)(e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48		1.48		(0.21	)(e)	24
Year ended 12/31/11	27.83	(0.26)		(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52		1.52		(0.90)		38
Year ended 12/31/10	22.09	(0.20)		5.94	5.74	—	—	—	27.83	25.98	67,464	1.50		1.50		(0.87)		38
Year ended 12/31/09	16.47	(0.09)		5.71	5.62	—	—	—	22.09	34.12	43,786	1.56		1.56		(0.50)		36
Year ended 12/31/08	28.48	(0.19)		(10.94)	(11.13)	—	(0.88)	(0.88)	16.47	(38.91)	27,218	1.53		1.53		(0.81)		29
Class Y
Six months ended 06/30/13	30.33	0.00		4.59	4.59	—	—	—	34.92	15.13	44,580	0.97	(d)	0.97	(d)	0.03	(d)	13
Year ended 12/31/12	27.93	0.09	(e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98		0.98		0.29	(e)	24
Year ended 12/31/11	28.73	(0.12)		(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02		1.02		(0.40)		38
Year ended 12/31/10	22.70	(0.09)		6.12	6.03	—	—	—	28.73	26.56	6,245	1.00		1.00		(0.37)		38
Year ended 12/31/09	16.84	—		5.86	5.86	—	—	—	22.70	34.80	4,744	1.06		1.06		—		36
Year ended 12/31/08(f)	21.87	(0.02)		(4.13)	(4.15)	—	(0.88)	(0.88)	16.84	(18.76)	2,136	1.10	(g)	1.11	(g)	(0.38	)(g)	29
Investor Class
Six months ended 06/30/13	30.92	(0.04)		4.68	4.64	—	—	—	35.56	15.01	239,574	1.22	(d)	1.22	(d)	(0.22	)(d)	13
Year ended 12/31/12	28.49	0.01	(e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	29.37	(0.20)		(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27		1.27		(0.65)		38
Year ended 12/31/10	23.26	(0.15)		6.26	6.11	—	—	—	29.37	26.27	230,909	1.25		1.25		(0.62)		38
Year ended 12/31/09	17.30	(0.05)		6.01	5.96	—	—	—	23.26	34.45	175,672	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.76	(0.14)		(11.44)	(11.58)	—	(0.88)	(0.88)	17.30	(38.75)	149,594	1.28		1.28		(0.56)		29
Class R5
Six months ended 06/30/13	31.92	0.03		4.84	4.87	—	—	—	36.79	15.26	677,232	0.84	(d)	0.84	(d)	0.16	(d)	13
Year ended 12/31/12	29.27	0.14	(e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83		0.83		0.44	(e)	24
Year ended 12/31/11	30.03	(0.06)		(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83		0.83		(0.21)		38
Year ended 12/31/10	23.68	(0.05)		6.40	6.35	—	—	—	30.03	26.82	427,893	0.82		0.82		(0.19)		38
Year ended 12/31/09	17.52	0.04		6.12	6.16	—	—	—	23.68	35.16	241,589	0.85		0.85		0.21		36
Year ended 12/31/08	30.01	(0.03)		(11.58)	(11.61)	—	(0.88)	(0.88)	17.52	(38.53)	133,585	0.86		0.86		(0.14)		29
Class R6
Six months ended 06/30/13	31.92	0.05		4.82	4.87	—	—	—	36.79	15.26	48,719	0.75	(d)	0.75	(d)	0.25	(d)	13
Year ended 12/31/12(f)	34.10	0.05	(e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75	(g)	0.75	(g)	0.52	(e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $828,951, $5,653, $18,949, $89,640, $40,418, $230,972, $684,504 and $16,275 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.
(g)	Annualized.

15                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,150.00	$6.50	$1,018.74	$6.11	1.22%
B	1,000.00	1,146.20	10.48	1,015.03	9.84	1.97
C	1,000.00	1,146.00	10.48	1,015.03	9.84	1.97
R	1,000.00	1,148.90	7.83	1,017.50	7.35	1.47
Y	1,000.00	1,151.30	5.17	1,019.98	4.86	0.97
Investor	1,000.00	1,150.40	6.50	1,018.74	6.11	1.22
R5	1,000.00	1,152.60	4.48	1,020.63	4.21	0.84
R6	1,000.00	1,152.60	4.00	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Growth Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rate for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group

17 Invesco Small Cap Growth Fund

at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers sub-advises eight mutual funds with investment strategies comparable to those of the Fund and that the sub-advisory effective fee rates are below the effective advisory fee rate of the Fund.

Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the

Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the

Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18 Invesco Small Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                 SCG-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco U.S. Mortgage Fund Nasdaq: A: VKMGX ¡ B: VUSBX ¡ C: VUSCX ¡ Y: VUSIX ¡ R5: VUSJX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.91%
Class B Shares	-2.30
Class C Shares	-2.31
Class Y Shares	-1.85
Class R5 Shares	-1.77
Bank of America Merrill Lynch 1-10 Year Treasury Index‚ (Broad Market Index)	-1.51
Barclays U.S. Mortgage Backed Securities Index‚ (Style-Specific Index)	-2.01

Source(s): ‚Lipper Inc.

The Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of US Treasury securities with maturities of one to 9.99 years.

The Barclays U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	6.72%
10 Years	3.09
5 Years	3.30
1 Year	-4.31

Class B Shares
Inception (8/24/92)	4.51%
10 Years	2.90
5 Years	3.05
1 Year	-5.65

Class C Shares
Inception (8/13/93)	3.80%
10 Years	2.75
5 Years	3.40
1 Year	-1.79

Class Y Shares
Inception (9/25/06)	4.00%
5 Years	4.54
1 Year	0.21

Class R5 Shares
10 Years	3.63%
5 Years	4.35
1 Year	0.23

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.93%, 1.69%, 1.69%, 0.69% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                Invesco U.S. Mortgage Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                Invesco U.S. Mortgage Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Mortgage–Backed Securities–120.79%
Collateralized Mortgage Obligations–21.62%
Fannie Mae ACES, 0.72%, 08/25/19(a)	$6,046,614	$6,085,769
Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	624,454	704,702
Fannie Mae Interest STRIPS 6.50%, 10/01/24, IO	478,671	70,967
8.00%, 05/01/30, IO	1,567,818	356,706
7.50%, 01/01/32, IO	552,198	106,359
Fannie Mae REMICs, 2.00%, 06/25/19	1,426,839	1,451,740
4.50%, 07/25/19	427,512	431,537
7.00%, 09/25/32	621,327	719,061
0.96%, 06/25/37(a)	6,355,372	6,448,729
6.57%, 06/25/39(a)	2,215,235	2,581,664
0.69%, 03/25/40 to 05/25/41(a)	12,484,143	12,610,401
2.00%, 08/25/13, IO	28,482,894	50,799
4.50%, 11/25/23, IO	16,209,610	1,145,344
3.00%, 10/25/26, IO	6,737,387	710,273
8.00%, 08/18/27 to 09/18/27, IO	1,877,110	403,251
6.00%, 08/25/32 to 05/25/33, IO	292,055	20,469
7.00%, 05/25/33, IO	1,901,229	465,800
3.50%, 08/25/42, IO	2,812,521	477,625
2.14%, 03/25/43, IO(a)	30,914,824	2,344,824
Freddie Mac REMICs, 4.50%, 06/15/18	456,191	484,223
3.00%, 10/15/18 to 04/15/26	4,241,622	4,406,927
3.75%, 10/15/18	1,490,484	1,533,062
0.59%, 05/15/37(a)	6,713,061	6,770,924
0.64%, 03/15/39(a)	5,269,702	5,314,260
0.69%, 03/15/40(a)	4,253,073	4,319,719
0.74%, 03/15/41(a)	3,772,043	3,821,342
3.00%, 09/15/25, IO	11,867,026	881,443
2.50%, 09/15/27, IO	5,966,632	708,366
1.95%, 04/15/38, IO(a)	22,438,552	1,620,746
4.00%, 12/15/41, IO	4,871,314	947,950
Freddie Mac STRIPS, 8.00%, 06/01/31	2,567,570	523,089
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,067,480	3,736,227
1.57%, 07/25/44(a)	3,235,628	3,323,281
Ginnie Mae REMICs, 4.00%, 04/16/33	1,543,444	1,612,246
4.50%, 10/20/33	889,019	916,700
5.85%, 01/20/39(a)	3,923,668	4,492,997
1.19%, 02/16/39 to 07/20/39(a)	7,418,676	7,619,423
4.51%, 07/20/41(a)	7,873,902	8,715,217
0.57%, 03/20/42(a)	9,216,168	9,304,584
		108,238,746

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–35.22%
Pass Through Ctfs., 6.50%, 07/01/14 to 08/01/33	$1,245,500	$1,370,815
8.50%, 01/01/17 to 08/01/31	774,739	919,520
5.00%, 10/01/18 to 06/01/40	21,605,262	23,289,979
7.50%, 01/01/20 to 05/01/35	866,508	1,034,696
3.50%, 08/01/26	1,648,985	1,739,635
6.00%, 03/01/29	11,344	12,587
8.00%, 08/01/32	485,134	586,722
5.50%, 12/01/36	1,260,782	1,358,200
4.50%, 05/01/38 to 02/01/42	18,770,348	19,894,365
5.35%, 07/01/38 to 10/17/38	5,852,741	6,390,414
5.80%, 10/01/38 to 01/20/39	5,259,191	5,950,432
5.45%, 11/25/38	5,339,411	5,825,848
3.43%, 03/01/41(a)	853,521	897,790
4.00%, 06/01/42	8,677,955	9,140,564
Pass Through Ctfs., ARM, 2.76%, 07/01/36(a)	4,618,104	4,946,228
3.02%, 02/01/37(a)	471,225	504,370
3.05%, 03/01/37(a)	1,485,434	1,586,767
2.63%, 05/01/37(a)	1,580,331	1,681,604
2.98%, 11/01/37(a)	3,310,486	3,563,734
2.93%, 01/01/38(a)	564,051	605,085
Pass Through Ctfs., TBA, 2.50%, 07/01/28(b)(c)	8,000,000	8,042,500
3.00%, 07/01/43(b)(c)	25,900,000	25,252,500
3.50%, 07/01/43(b)(c)	31,500,000	31,913,438
4.00%, 07/01/43(b) (c)	19,000,000	19,763,711
		176,271,504

Federal National Mortgage Association (FNMA)–60.84%
Pass Through Ctfs., 6.50%, 11/01/13 to 11/01/38	9,336,683	10,435,062
6.00%, 01/01/14 to 05/01/40	9,890,147	10,805,175
8.50%, 08/01/14 to 10/01/32	1,017,500	1,248,187
7.50%, 04/01/15 to 08/01/37	1,328,405	1,581,020
13.00%, 06/01/15	21,266	22,089
7.00%, 02/01/18 to 12/01/33	585,113	642,113
4.50%, 05/01/19 to 10/01/41	27,064,945	29,020,972
8.00%, 07/01/20 to 04/01/33	1,169,751	1,413,167
5.00%, 03/01/22 to 01/01/41	17,272,611	18,711,788
5.50%, 11/01/22 to 04/01/38	27,111,918	29,710,981
4.00%, 06/01/24 to 02/01/42	13,695,608	14,436,282
9.50%, 04/01/30	182,501	217,500
5.45%, 01/01/38	1,465,915	1,637,465
5.63%, 03/01/41	1,135,964	1,299,484
3.50%, 11/01/42	2,895,360	2,948,627
Pass Through Ctfs., ARM, 3.11%, 03/01/36(a)	10,623,135	11,414,223
2.64%, 03/01/38(a)	556,202	590,851
2.31%, 02/01/39(a)	6,912,522	7,343,895
Pass Through Ctfs., BAL 3.84%, 04/01/18(b)	3,271,136	3,556,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., TBA, 2.50%, 07/01/28(b)(c)	$8,000,000	$8,048,750
3.00%, 07/01/28 to 07/01/43(b)(c)	47,300,000	47,053,359
3.50%, 07/01/43(b)(c)	70,300,000	71,387,450
4.00%, 07/01/43(b)(c)	29,750,000	31,001,591
		304,526,990

Government National Mortgage Association (GNMA)–3.11%
Pass Through Ctfs., 13.00%, 08/15/14 to 05/15/15	2,543	2,567
9.00%, 11/15/15 to 08/15/24	936,029	978,306
9.50%, 02/15/16 to 08/15/22	527,929	548,803
8.00%, 05/15/16 to 12/15/21	524,632	545,608
8.50%, 02/20/17	1,942	2,108
7.00%, 08/15/22 to 01/15/29	561,853	639,304
6.50%, 04/15/26 to 11/15/28	307,505	342,252
6.00%, 01/15/28 to 04/20/29	998,429	1,114,463
5.50%, 05/15/33 to 10/15/34	2,141,345	2,356,818
5.00%, 11/20/37	4,110,643	4,413,249
Pass Through Ctfs., TBA 3.50%, 07/01/43(b)(c)	4,500,000	4,619,531
		15,563,009
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $604,479,427)		604,600,249

Asset-Backed Securities–27.62%
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.41%, 06/25/45(a)	2,238,084	2,245,345
ARI Fleet Lease Trust, Series 2012-A, Class A, Floating Rate Pass Through Ctfs., 0.74%, 03/15/20(a)(d)	2,792,496	2,796,251
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(d)	4,997,674	5,154,031
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.12%, 11/10/42(a)	547,797	555,182
BCAP LLC Trust, Series 2012-RR6, Class 4A3, Floating Rate Pass Through Ctfs., 0.45%, 12/26/35(a)(d)	4,924,101	4,692,669
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(a)	3,050,000	3,133,785
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(a)	3,347,000	3,656,914
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.73%, 02/25/35(a)	927,529	856,177
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.36%, 08/25/34(a)	1,011,685	1,013,039
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(d)	4,953,057	5,304,031
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.56%, 08/25/36(a)(d)	4,000,306	4,135,792

	Principal Amount	Value
Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $442,392)(d)	$429,507	$459,035
First Horizon Mortgage Pass Through Trust, Series 2005-4, Class 1A5, Pass Through Ctfs., 5.50%, 06/25/21	1,038,748	1,031,870
Fontainebleau Miami Beach Trust, Series 2012, Class A, Pass Through Ctfs., 2.89%, 05/05/27(d)	5,000,000	5,059,800
Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(d)	2,000,000	2,061,154
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	814,901
Golden Credit Card Trust (Canada), Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19(d)	5,000,000	5,058,425
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(d)	6,198,000	6,218,853
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	1,997,168
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(a)(d)	5,000,000	4,736,495
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,930,000	3,239,348
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $1,640,477)(a)(d)	1,608,311	1,639,180
JP Morgan Chase Trust, Series 2013-2, Class A2, Variable Rate Pass Through Ctfs., 3.50%, 05/25/43(a)(d)	4,903,880	4,808,077
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $11,324,175)(a)(d)	10,945,460	11,369,597
Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $7,135,516)(d)	6,894,218	7,113,972
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 04/25/36(a)	121,199	74,180
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.95%, 04/25/29(a)	390,607	381,594
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.65%, 03/25/30(a)	2,545,196	2,404,256
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(a)	2,615,000	2,776,372
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 02/25/46(a)	78,288	36,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.59%, 07/26/45 Cost $4,170,284 (Acquired 01/31/11; Cost $3,790,534)(a)(d)	$3,804,802	$3,961,643
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(a)	2,975,974	2,976,971
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(a)	4,476,200	4,233,261
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(a)	4,989,652	4,728,563
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Floating Rate Pass Through Ctfs., 3.75%, 07/25/43(a)(d)	5,000,000	4,811,552
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 09/25/34(a)	945,623	802,703
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.51%, 06/25/34(a)	5,914,844	5,949,129
Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 05/25/45(a)	2,228,968	1,823,232

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	$2,464,894	$2,468,198
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(a)	1,254,000	1,328,696
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B, Pass Through Ctfs., 4.14%, 10/15/45	3,630,000	3,542,925
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	4,048,632	4,011,622
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, Variable Pass Through Ctfs., 3.71%, 03/15/45(a)	3,000,000	2,815,257
Total Asset-Backed Securities (Cost $137,229,237)		138,277,358

U.S. Treasury Notes–0.22%
3.25%, 12/31/16(e) (Cost $1,005,078)	1,000,000	1,082,010
TOTAL INVESTMENTS–148.63% (Cost $742,713,742)		743,959,617
OTHER ASSETS LESS LIABILITIES–(48.63)%		(243,399,674)
NET ASSETS–100.00%		$500,559,943

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates
IO	– Interest Only
REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2013.
(b)	Security purchased on a forward commitment basis.
(c)	This security is subject to dollar roll transactions. See Note 1H.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2013 was $62,646,956, which represented 12.52% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2013

U.S. Government Sponsored Mortgage-Backed Securities	81.3%
Asset-Backed Securities	18.6
U.S. Treasury Securities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $742,713,742)	$743,959,617
Cash	8,510,884
Receivable for:
Fund shares sold	115,374
Dividends and interest	1,893,899
Principal paydowns	297,317
Investment for trustee deferred compensation and retirement plans	16,370
Other assets	53,556
Total assets	754,847,017

Liabilities:
Payable for:
Investments purchased	252,476,976
Fund shares reacquired	989,929
Dividends	436,309
Variation margin	24,156
Accrued fees to affiliates	222,556
Accrued trustees’ and officers’ fees and benefits	665
Accrued other operating expenses	79,907
Trustee deferred compensation and retirement plans	56,576
Total liabilities	254,287,074
Net assets applicable to shares outstanding	$500,559,943

Net assets consist of:
Shares of beneficial interest	$626,491,536
Undistributed net investment income	(4,843,736)
Undistributed net realized gain (loss)	(123,910,386)
Unrealized appreciation	2,822,529
$500,559,943

Net Assets:
Class A	$482,427,883
Class B	$4,056,373
Class C	$10,823,638
Class Y	$3,242,275
Class R5	$9,774

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	38,424,477
Class B	324,715
Class C	868,172
Class Y	257,336
Class R5	776
Class A:
Net asset value per share	$12.56
Maximum offering price per share
(Net asset value of $12.56 ÷ 95.75%)	$13.12
Class B:
Net asset value and offering price per share	$12.49
Class C:
Net asset value and offering price per share	$12.47
Class Y:
Net asset value and offering price per share	$12.60
Class R5:
Net asset value and offering price per share	$12.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Interest	$6,185,628
Dividends from affiliated money market funds	4,162
Total investment income	6,189,790

Expenses:
Advisory fees	1,239,162
Administrative services fees	70,558
Custodian fees	31,151
Distribution fees:
Class A	612,080
Class B	25,296
Class C	56,890
Transfer agent fees — A, B, C, and Y	296,392
Transfer agent fees — R5	5
Trustees’ and officers’ fees and benefits	22,047
Other	203,002
Total expenses	2,556,583
Less: Fees waived and expense offset arrangement(s)	(8,456)
Net expenses	2,548,127
Net investment income	3,641,663

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,156,202)
Futures contracts	1,510,986
(1,645,216)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,215,449)
Futures contracts	1,115,538
(12,099,911)
Net realized and unrealized gain (loss)	(13,745,127)
Net increase (decrease) in net assets resulting from operations	$(10,103,464)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$3,641,663	$10,689,277
Net realized gain (loss)	(1,645,216)	15,537,398
Change in net unrealized appreciation (depreciation)	(12,099,911)	(813,477)
Net increase (decrease) in net assets resulting from operations	(10,103,464)	25,413,198

Distributions to shareholders from net investment income:
Class A	(8,515,488)	(23,364,120)
Class B	(65,139)	(244,453)
Class C	(147,180)	(359,589)
Class Y	(67,393)	(123,984)
Class R5	(180)	(454)
Total distributions from net investment income	(8,795,380)	(24,092,600)

Share transactions–net:
Class A	(30,928,392)	(34,601,710)
Class B	(1,504,426)	(2,476,459)
Class C	(765,670)	2,676,551
Class Y	(391,203)	2,034,214
Net increase (decrease) in net assets resulting from share transactions	(33,589,691)	(32,367,404)
Net increase (decrease) in net assets	(52,488,535)	(31,046,806)

Net assets:
Beginning of period	553,048,478	584,095,284
End of period (includes undistributed net investment income of $(4,843,736) and $309,981, respectively)	$500,559,943	$553,048,478

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

9                         Invesco U.S. Mortgage Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

10                         Invesco U.S. Mortgage Fund

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

11                         Invesco U.S. Mortgage Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $7,327.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended June 30, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $6,217 in front-end sales commissions from the sale of Class A shares and $34, $3,906 and $122 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12                         Invesco U.S. Mortgage Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$1,082,010	$—	$1,082,010
U.S Government Sponsored Securities	—	604,600,249	—	604,600,249
Asset-Backed Securities	—	138,277,358	—	138,277,358
	$—	$743,959,617	$—	$743,959,617
Futures*	1,576,654	—	—	1,576,654
Total Investments	$1,576,654	$743,959,617	$—	$745,536,271

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$1,576,654	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2013

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$1,510,986
Change in Unrealized Appreciation
Interest rate risk	$1,115,538
Total	$2,626,524

*	The average notional value of futures outstanding during the period was $106,667,742.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$1,576,654	$—	$1,576,654	$—	$—	$1,576,654

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—	$—	$—

13                         Invesco U.S. Mortgage Fund

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 2 Year Notes	206	September-2013	$(45,320,000)	$38,192
U.S. Treasury 5 Year Notes	160	September-2013	(19,367,500)	240,914
U.S. Treasury 10 Year Notes	334	September-2013	(42,271,875)	990,701
U.S. Treasury 30 Year Notes	17	September-2013	(2,309,344)	75,667
Ultra U.S. Treasury Bonds	41	September-2013	(6,039,813)	231,180
Total				$1,576,654

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,129.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2014	$12,228,940	$—	$12,228,940
December 31, 2015	18,400,921	—	18,400,921
December 31, 2016	91,151,310	—	91,151,310
	$121,781,171	$—	$121,781,171

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14                         Invesco U.S. Mortgage Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $1,751,936,034 and $1,791,271,119, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $4,993,945 and $9,862,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,535,052
Aggregate unrealized (depreciation) of investment securities	(10,314,084)
Net unrealized appreciation of investment securities	$1,220,968

Cost of investments for tax purposes is $742,738,649.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	739,838	$9,559,127	2,288,136	$29,823,594
Class B	24,754	319,484	44,841	581,248
Class C	125,955	1,613,612	379,590	4,912,241
Class Y	71,880	932,044	257,700	3,370,333

Issued as reinvestment of dividends:
Class A	472,350	6,061,453	1,271,561	16,572,786
Class B	4,072	52,042	15,214	197,177
Class C	7,627	97,046	19,971	258,428
Class Y	4,233	54,600	7,390	96,732

Automatic conversion of Class B shares to Class A shares:
Class A	51,899	667,920	117,616	1,532,967
Class B	(52,168)	(667,920)	(118,193)	(1,532,967)

Reacquired:
Class A	(3,665,260)	(47,216,892)	(6,333,019)	(82,531,057)
Class B	(94,232)	(1,208,032)	(132,927)	(1,721,917)
Class C	(193,841)	(2,476,328)	(192,677)	(2,494,118)
Class Y	(106,489)	(1,377,847)	(109,360)	(1,432,851)
Net increase (decrease) in share activity	(2,609,382)	$(33,589,691)	(2,484,157)	$(32,367,404)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 06/30/13	$13.02	$0.09	$(0.34)	$(0.25)	$(0.21)	$—	$(0.21)	$12.56	(1.91	)%(c)(l)	$482,428	0.95	%(d)(l)	0.95	%(d)(l)	1.40	%(d)(l)	226%
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	—	(0.55)	13.02	4.54	(c)	531,547	0.94		0.94		1.88		451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	—	(0.66)	12.99	5.06	(c)	564,871	0.90		0.90		2.99		395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	—	(0.43)	13.00	5.41	(c)	610,214	0.91		0.91		3.07		370
Year ended 12/31/09	12.22	0.38	0.49	0.87	(0.34)	—	(0.34)	12.75	7.19	(e)	687,365	0.96		0.96		3.03		589
Year ended 12/31/08	13.26	0.67	(0.93)	(0.26)	(0.75)	(0.03)	(0.78)	12.22	(1.94	)(e)	733,697	0.94		0.94		5.29		821
Class B
Six months ended 06/30/13	12.95	0.04	(0.33)	(0.29)	(0.17)	—	(0.17)	12.49	(2.30	)(c)(l)	4,056	1.71	(d)(l)	1.71	(d)(l)	0.64	(d)(l)	226
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	—	(0.45)	12.95	3.67	(c)	5,729	1.69		1.69		1.13		451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	—	(0.55)	12.93	4.43	(c)	8,186	1.66		1.66		2.23		395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	—	(0.33)	12.92	4.64	(c)	13,574	1.67		1.67		2.37		370
Year ended 12/31/09	12.15	0.28	0.49	0.77	(0.25)	—	(0.25)	12.67	6.35	(f)	22,787	1.71		1.71		2.24		589
Year ended 12/31/08	13.19	0.58	(0.94)	(0.36)	(0.66)	(0.02)	(0.68)	12.15	(2.70	)(f)	30,504	1.71		1.71		4.62		821
Class C
Six months ended 06/30/13	12.93	0.04	(0.34)	(0.30)	(0.16)	—	(0.16)	12.47	(2.31	)(c)(l)	10,824	1.71	(d)(l)	1.71	(d)(l)	0.64	(d)(l)	226
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	—	(0.45)	12.93	3.75	(c)	12,003	1.69		1.69		1.13		451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	—	(0.55)	12.90	4.27	(c)	9,308	1.66		1.66		2.23		395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	—	(0.33)	12.91	4.64	(c)	9,559	1.67		1.67		2.33		370
Year ended 12/31/09	12.14	0.28	0.49	0.77	(0.25)	—	(0.25)	12.66	6.36	(g)	12,159	1.71		1.71		2.26		589
Year ended 12/31/08	13.18	0.55	(0.91)	(0.36)	(0.66)	(0.02)	(0.68)	12.14	(2.70	)(g)	12,715	1.71		1.71		4.44		821
Class Y(h)
Six months ended 06/30/13	13.07	0.11	(0.35)	(0.24)	(0.23)	—	(0.23)	12.60	(1.85	)(c)	3,242	0.71	(d)	0.71	(d)	1.64	(d)	226
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	—	(0.58)	13.07	4.79	(c)	3,759	0.69		0.69		2.13		451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	—	(0.69)	13.04	5.40	(c)	1,721	0.66		0.66		3.23		395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	—	(0.47)	13.04	5.65	(c)	2,353	0.67		0.67		3.26		370
Year ended 12/31/09	12.26	0.42	0.48	0.90	(0.37)	—	(0.37)	12.79	7.42	(i)	23,905	0.71		0.71		3.35		589
Year ended 12/31/08	13.26	0.74	(0.93)	(0.19)	(0.78)	(0.03)	(0.81)	12.26	(1.38	)(i)	14,698	0.71		0.71		5.93		821
Class R5
Six months ended 06/30/13	13.06	0.11	(0.34)	(0.23)	(0.23)	—	(0.23)	12.60	(1.77	)(c)	10	0.69	(d)	0.69	(d)	1.66	(d)	226
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	—	(0.58)	13.06	4.80	(c)	10	0.65		0.65		2.17		451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	—	(0.70)	13.03	5.38	(c)	10	0.63		0.63		3.26		395
Year ended 12/31/10(j)	13.06	0.35	(0.09)	0.26	(0.28)	—	(0.28)	13.04	2.00	(c)	10	0.59	(k)	0.59	(k)	4.51	(k)	370

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $511,311, $5,101, $11,472, $3,778 and $10 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(i)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(j)	Commencement date of June 1, 2010.
(k)	Annualized.
(l)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.

16                         Invesco U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$980.90	$4.67	$1,020.08	$4.76	0.95%
B	1,000.00	977.00	8.38	1,016.31	8.55	1.71
C	1,000.00	976.90	8.38	1,016.31	8.55	1.71
Y	1,000.00	981.50	3.49	1,021.27	3.56	0.71
R5	1,000.00	982.30	3.39	1,021.37	3.46	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Mortgage Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that performance had improved after resolution of an error that had led the portfolio management team to believe the Fund was positioned differently relative to its peers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual

18 Invesco U.S. Mortgage Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds in a manner substantially similar to the management of the Fund. The Board did however consider the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19 Invesco U.S. Mortgage Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                    VK-USM-SAR-1        Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 6, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 6, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 6, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.